UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 56.8%

VALIC Co. I Blue Chip Growth Fund	1,099,568	$12,293,172
VALIC Co. I Mid Cap Strategic Growth Fund	641,085	8,731,573
VALIC Co. I Science & Technology Fund	453,052	7,960,127
VALIC Co. I Small Cap Special Values Fund	902,391	8,726,122
VALIC Co. I Stock Index Fund	841,052	22,464,488
VALIC Co. I Value Fund	688,384	7,076,591
VALIC Co. II Capital Appreciation Fund	660,368	6,966,878
VALIC Co. II Mid Cap Value Fund	819,161	14,769,480
VALIC Co. II Small Cap Growth Fund†	374,842	5,791,309
VALIC Co. II Small Cap Value Fund	597,680	8,726,129

Total Domestic Equity Investment Companies
(cost $80,494,943)		103,505,869

Fixed Income Investment Companies - 32.3%

VALIC Co. I Inflation Protected Fund	1,033,052	11,249,935
VALIC Co. I International Government Bond Fund	139,273	1,791,049
VALIC Co. II Core Bond Fund	2,134,457	23,180,206
VALIC Co. II High Yield Bond Fund	1,450,233	11,079,783
VALIC Co. II Strategic Bond Fund	1,014,253	11,633,476

Total Fixed Income Investment Companies
(cost $56,499,531)		58,934,449

International Equity Investment Companies - 4.8%

VALIC Co. I Foreign Value Fund	345,921	3,521,472
VALIC Co. I International Equities Fund	772,550	5,284,238

Total International Equity Investment Companies
(cost $7,086,763)		8,805,710

Real Estate Investment Companies - 6.0%

VALIC Co. I Global Real Estate Fund
(cost $7,757,214)	1,209,401	10,884,612

TOTAL INVESTMENTS
(cost $151,838,451)(2)	99.9%	182,130,640
Other assets less liabilities	0.1	187,997

NET ASSETS	100.0%	$182,318,637

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$103,505,869	$—	$—	$103,505,869
Fixed Income Investment Companies	58,934,449	—	—	58,934,449
International Equity Investment Companies	8,805,710	—	—	8,805,710
Real Estate Investment Companies	10,884,612	—	—	10,884,612

Total	$182,130,640	$—	$—	$182,130,640

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.4%
Aerospace/Defense - 3.5%

Boeing Co.	4,600	$358,938
Lockheed Martin Corp.	6,300	490,770
Northrop Grumman Corp.	7,000	457,030
Raytheon Co.	8,500	428,230

		1,734,968

Apparel Manufacturers - 1.6%

Coach, Inc.	12,300	783,018

Applications Software - 1.8%

Microsoft Corp.	17,000	425,170
Red Hat, Inc.†	11,000	479,600

		904,770

Auto-Cars/Light Trucks - 0.8%

Ford Motor Co.†	25,100	374,492

Auto/Truck Parts & Equipment-Original - 1.4%

TRW Automotive Holdings Corp.†	12,400	705,188

Banks-Super Regional - 0.9%

Wells Fargo & Co.	15,000	425,550

Beverages-Non-alcoholic - 1.7%

Coca-Cola Enterprises, Inc.	11,800	340,902
Dr Pepper Snapple Group, Inc.	12,500	515,000

		855,902

Beverages-Wine/Spirits - 1.1%

Brown-Forman Corp., Class B	7,900	572,592

Casino Hotels - 1.0%

Wynn Resorts, Ltd.	3,300	483,516

Cellular Telecom - 1.7%

MetroPCS Communications, Inc.†	48,800	873,520

Coal - 0.6%

Alpha Natural Resources, Inc.†	5,500	301,345

Coatings/Paint - 1.1%

Sherwin-Williams Co.	6,400	562,176

Coffee - 0.7%

Green Mountain Coffee Roasters, Inc.†	4,100	337,717

Commercial Services-Finance - 3.0%

Mastercard, Inc., Class A	2,100	602,805
Moody’s Corp.	11,100	443,001
Western Union Co.	22,700	466,712

		1,512,518

Computer Services - 2.2%

International Business Machines Corp.	6,600	1,114,938

Computers - 2.7%

Apple, Inc.†	2,700	939,141
Hewlett-Packard Co.	11,000	411,180

		1,350,321

Computers-Memory Devices - 2.4%

NetApp, Inc.†	8,700	476,499
SanDisk Corp.†	15,300	727,056

		1,203,555

Containers-Metal/Glass - 1.0%

Crown Holdings, Inc.†	12,700	515,747

Cosmetics & Toiletries - 3.2%

Colgate-Palmolive Co.	5,700	498,921
Estee Lauder Cos., Inc., Class A	5,100	522,801
Procter & Gamble Co.	8,400	562,800

		1,584,522

Dialysis Centers - 0.5%

DaVita, Inc.†	2,800	235,340

Disposable Medical Products - 1.3%

C.R. Bard, Inc.	5,600	625,968

Distribution/Wholesale - 1.5%

WW Grainger, Inc.	5,100	770,457

Diversified Manufacturing Operations - 3.0%

3M Co.	5,100	481,338
General Electric Co.	28,300	555,812
Tyco International, Ltd.	9,300	458,955

		1,496,105

E-Commerce/Services - 4.0%

Netflix, Inc.†	4,300	1,164,440
priceline.com, Inc.†	1,600	824,304

		1,988,744

Electronic Components-Semiconductors - 4.2%

Altera Corp.	11,700	562,653
Intel Corp.	42,200	949,922
Xilinx, Inc.	16,800	599,424

		2,111,999

Electronic Connectors - 1.2%

Thomas & Betts Corp.†	11,000	602,250

Electronic Parts Distribution - 1.6%

Arrow Electronics, Inc.†	18,100	807,803

Energy-Alternate Sources - 0.9%

First Solar, Inc.†	3,800	472,150

Engines-Internal Combustion - 1.3%

Cummins, Inc.	6,300	663,012

Enterprise Software/Service - 1.3%

Oracle Corp.	18,600	636,492

Gold Mining - 0.8%

Newmont Mining Corp.	7,100	401,647

Insurance-Life/Health - 0.4%

Aflac, Inc.	4,500	215,055

Insurance-Property/Casualty - 1.1%

Travelers Cos., Inc.	8,800	546,304

Insurance-Reinsurance - 0.4%

Axis Capital Holdings, Ltd.	6,600	217,404

Internet Infrastructure Software - 1.9%

F5 Networks, Inc.†	8,300	942,714

Medical Instruments - 1.4%

Intuitive Surgical, Inc.†	700	244,300
Medtronic, Inc.	11,300	459,910

		704,210

Medical Labs & Testing Services - 1.1%

Quest Diagnostics, Inc.	9,000	525,780

Medical Products - 1.5%

Becton, Dickinson and Co.	5,600	490,280
Johnson & Johnson	4,000	269,160

		759,440

Medical-Drugs - 0.9%

Bristol-Myers Squibb Co.	15,975	459,441

Medical-Generic Drugs - 1.0%

Mylan, Inc.†	22,000	517,990

Medical-Wholesale Drug Distribution - 1.3%

AmerisourceBergen Corp.	15,300	630,666

Metal-Aluminum - 0.7%

Alcoa, Inc.	21,200	356,372

Metal-Copper - 1.3%

Freeport-McMoRan Copper & Gold, Inc.	12,400	640,336

Networking Products - 0.8%

Cisco Systems, Inc.	22,500	378,000

Oil & Gas Drilling - 1.9%

Atwood Oceanics, Inc.†	5,800	251,372
Diamond Offshore Drilling, Inc.	5,100	375,717
Nabors Industries, Ltd.†	11,500	320,735

		947,824

Oil Companies-Exploration & Production - 2.7%

Cimarex Energy Co.	3,400	326,162
SM Energy Co.	3,600	239,364
Southwestern Energy Co.†	18,000	787,860

		1,353,386

Oil Companies-Integrated - 3.4%

Chevron Corp.	5,600	587,496
ConocoPhillips	6,700	490,574
Exxon Mobil Corp.	7,300	609,331

		1,687,401

Oil-Field Services - 1.3%

Halliburton Co.	13,400	672,010

Paper & Related Products - 1.0%

International Paper Co.	16,400	512,008

Pipelines - 1.6%

El Paso Corp.	13,300	279,965
Williams Cos., Inc.	15,800	495,962

		775,927

Retail-Apparel/Shoe - 2.6%

Gap, Inc.	23,900	463,660
Limited Brands, Inc.	5,900	235,764
Ross Stores, Inc.	7,300	598,308

		1,297,732

Retail-Auto Parts - 1.7%

Advance Auto Parts, Inc.	5,800	360,180
AutoZone, Inc.†	1,700	499,800

		859,980

Retail-Discount - 1.8%

Target Corp.	8,500	421,005
Wal-Mart Stores, Inc.	8,600	474,892

		895,897

Retail-Drug Store - 1.1%

CVS Caremark Corp.	14,000	541,660

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	9,100	482,482

Retail-Restaurants - 1.5%

McDonald’s Corp.	6,400	521,856
Starbucks Corp.	6,700	246,493

		768,349

Semiconductor Components-Integrated Circuits - 2.2%

Atmel Corp.†	55,100	827,602
Linear Technology Corp.	7,200	249,048

		1,076,650

Semiconductor Equipment - 0.7%

Lam Research Corp.†	7,000	328,965

Software Tools - 1.5%

VMware, Inc., Class A†	7,700	749,364

Telecom Equipment-Fiber Optics - 1.1%

JDS Uniphase Corp.†	27,600	557,244

Telecom Services - 1.0%

tw telecom, Inc.†	23,900	518,630

Transport-Rail - 1.1%

Union Pacific Corp.	5,000	524,850

Web Portals/ISP - 1.4%

Google, Inc., Class A†	1,300	687,726

Total Long-Term Investment Securities
(cost $40,042,657)		49,140,119

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11
(cost $880,000)	$880,000	880,000

TOTAL INVESTMENTS
(cost $40,922,657)(1)	100.2%	50,020,119
Liabilities in excess of other assets	(0.2)	(99,458)

NET ASSETS	100.0%	$49,920,661

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$49,140,119	$—	$—	$49,140,119
Short-Term Investment Securities:
Time Deposits	—	880,000	—	880,000

Total	$49,140,119	$880,000	$—	$50,020,119

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 32.1%

VALIC Co. I Blue Chip Growth Fund	371,035	$4,148,171
VALIC Co. I Mid Cap Strategic Growth Fund	313,023	4,263,374
VALIC Co. I Science & Technology Fund	179,720	3,157,687
VALIC Co. I Small Cap Special Values Fund	226,097	2,186,361
VALIC Co. I Stock Index Fund	268,452	7,170,345
VALIC Co. I Value Fund	160,988	1,654,961
VALIC Co. II Capital Appreciation Fund	192,641	2,032,364
VALIC Co. II Mid Cap Value Fund	484,785	8,740,674
VALIC Co. II Small Cap Growth Fund†	90,727	1,401,738
VALIC Co. II Small Cap Value Fund	150,853	2,202,450

Total Domestic Equity Investment Companies
(cost $29,539,365)		36,958,125

Fixed Income Investment Companies - 64.8%

VALIC Co. I Inflation Protected Fund	1,461,101	15,911,385
VALIC Co. I International Government Bond Fund	363,506	4,674,693
VALIC Co. II Core Bond Fund	2,239,520	24,321,184
VALIC Co. II High Yield Bond Fund	1,900,043	14,516,332
VALIC Co. II Strategic Bond Fund	1,330,961	15,266,127

Total Fixed Income Investment Companies
(cost $70,852,078)		74,689,721

International Equity Investment Companies - 1.0%

VALIC Co. I International Equities Fund
(cost $937,387)	163,820	1,120,526

Real Estate Investment Companies - 2.0%

VALIC Co. I Global Real Estate Fund
(cost $1,623,720)	253,858	2,284,724

TOTAL INVESTMENTS
(cost $102,952,550)(2)	99.9%	115,053,096
Other assets less liabilities	0.1	142,166

NET ASSETS	100.0%	$115,195,262

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$36,958,125	$—	$—	$36,958,125
Fixed Income Investment Companies	74,689,721	—	—	74,689,721
International Equity Investment Companies	1,120,526	—	—	1,120,526
Real Estate Investment Companies	2,284,724	—	—	2,284,724

Total	$115,053,096	$—	$—	$115,053,096

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 - (Unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 12.8%
Diversified Financial Services - 12.8%

Adams Outdoor Advertising LP, Series 2010-1, Class A 5.44% due 12/20/40*	$497,537	$519,825
Ally Auto Receivables Trust Series 2010-1, Class B 3.29% due 03/15/15*	850,000	885,959
Avis Budget Rental Car Funding AESOP LLC Series 2011-1A, Class B 2.98% due 11/20/13*	750,000	753,158
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.77% due 05/10/45(1)	500,000	491,684
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	506,939
Bear Stearns Asset Backed Securities Trust, VRS Series 2004-HE11, Class M1 0.78% due 12/25/34	1,380,820	1,305,510
Cajun Global LLC Series 2011-1A, Class A2 6.00% due 02/20/41*	992,045	1,026,767
Citibank Credit Card Issuance Trust Series 2003-C4, Class C4 5.00% due 06/10/15	2,488,000	2,657,063
Citigroup Mtg. Loan Trust, Inc.,VRS Series 2008-AR4, Class 1A1B 5.28% due 11/25/38(2)	3,000,000	2,298,600
Credit Suisse Mtg. Capital Certs. Series 2007-1, Class 5A13 6.00% due 02/25/37(2)	1,077,640	931,179
DBUBS Mtg. Trust VRS Series 2011-LC1A, Class F 5.73% due 02/01/21*(1)	1,000,000	940,581
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	1,817,000	1,844,255
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	1,045,783
First Horizon Alternative Mtg. Securities, VRS Series 2004-AA4, Class A1 2.36% due 10/25/34(2)	1,593,840	1,443,919
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)	3,000,000	3,226,611
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(2)	168,799	169,626
Greenwich Capital Commercial Funding Corp., VRS Series 2007-GG11, Class AJ 6.20% due 12/10/49(1)	3,000,000	2,608,814
GS Mtg. Securities Corp. II, VRS Series 2011-GC3, Class X 1.35% due 03/10/44*(1)	31,841,361	1,944,062
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	500,000	510,678
Harborview Mtg. Loan Trust, VRS Series 2006-14, Class 2A1A 0.35% due 01/25/47(2)	4,627,218	2,773,920
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-CB18, Class AJ 5.50% due 06/12/47(1)	2,500,000	2,191,702
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-RR1, Class WBB 5.93% due 05/20/17*(1)	2,500,000	2,629,875
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	2,500,000	2,564,366
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Cass 3A1 2.87% due 12/25/35(2)	1,587,299	1,308,053
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.97% due 08/12/49(1)	1,200,000	1,203,877
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	500,000	506,414
Morgan Stanley Capital I Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	1,000,000	888,649
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.48% due 09/15/42(1)	500,000	504,315
Morgan Stanley Capital I, VRS Series 2007-T27, Class AJ 5.64% due 06/11/42(1)	2,500,000	2,350,510
Morgan Stanley Capital I, VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	2,000,000	1,970,441
Morgan Stanley Capital I, VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	2,500,000	2,469,518
Sequoia Mortgage Trust, VRS Series 2004-4, Class A 0.96% due 05/20/34(2)	701,979	629,268
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	847,000	855,470

Total Asset Backed Securities
(cost $46,822,018)		47,957,391

U.S. CORPORATE BONDS & NOTES - 30.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	519,278

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/17	165,000	174,488

Aerospace/Defense - 0.1%

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	313,000	336,475

Auto-Cars/Light Trucks - 0.6%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	70,000	69,825
Daimler Finance North America LLC FRS Company Guar. Notes 0.92% due 03/28/14*	987,000	987,313
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	1,053,000	1,067,639

		2,124,777

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	380,000	417,525

Auto/Truck Parts & Equipment-Original - 0.3%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	265,000	286,200
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	400,000	400,000
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	50,000	54,812
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	265,000	291,169

		1,032,181

Banks-Commercial - 1.4%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	1,007,000	1,049,224
BB&T Corp. Senior Notes 2.05% due 04/28/14	395,000	399,733
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	217,000	203,638
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	141,833	142,365
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	804,000	884,826
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	575,000	618,377
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	94,027
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	344,207
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	272,000	278,120
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	555,000	576,440
Zions Bancorp Senior Notes 7.75% due 09/23/14	624,000	686,087

		5,277,044

Banks-Fiduciary - 0.2%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.31% due 06/15/37	784,000	662,342

Banks-Money Center - 0.0%

Chase Capital III FRS Ltd. Guar. Notes 0.86% due 03/01/27	92,000	79,647

Banks-Super Regional - 1.4%

BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.71% due 03/15/12(3)	822,000	598,690
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.11% due 06/01/56	205,000	154,491
Bank of America NA Sub. Notes 5.30% due 03/15/17	411,000	434,406
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	358,000	366,204
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	345,000	397,688
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	352,396
KeyCorp Senior Notes 5.10% due 03/24/21	284,000	295,587
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)	306,000	267,750
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	212,693
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	45,877

Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 08/01/11(3)	390,000	360,945
Wachovia Corp. FRS Senior Notes 0.58% due 06/15/17	450,000	430,946
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	532,000	523,538
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)	235,000	258,206
Wells Fargo Bank NA FRS Sub. Notes 0.47% due 05/16/16	475,000	453,842

		5,153,259

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	200,000	200,500
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	90,000	86,400
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	253,000	274,505

		561,405

Building & Construction Products-Misc. - 0.1%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	365,000	367,738
Euramax International, Inc. Senior Sec. Notes 9.50% due 04/01/16*	25,000	25,500

		393,238

Building-Heavy Construction - 0.1%

New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	200,000	193,250

Building-Residential/Commercial - 0.2%

Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	365,000	345,837
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	500,000	508,750

		854,587

Cable/Satellite TV - 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	50,000	49,250
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	626,389

COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	168,312
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	105,000	121,013
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	219,000	233,782
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	104,000	113,360
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	230,000	257,600
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	345,000	405,701

		1,975,407

Capacitors - 0.1%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	425,000	479,188

Casino Hotels - 0.2%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(8)	445,000	497,287
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	256,000	296,960

		794,247

Casino Services - 0.0%

Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	82,000	67,650

Cellular Telecom - 0.2%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	200,000	198,000
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	431,000	433,694
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	125,000	132,656

		764,350

Chemicals-Diversified - 0.3%

EI du Pont de Nemours & Co. FRS Senior Notes 0.73% due 03/25/14	355,000	356,200

PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	92,000	89,645
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	407,000	398,365
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	186,000	188,997

		1,033,207

Chemicals-Plastics - 0.1%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	371,000	398,361

Chemicals-Specialty - 0.4%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	815,000	981,591
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	370,000	432,868

		1,414,459

Coal - 0.5%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	125,000	126,094
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	255,000	283,687
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	306,000	339,660
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	420,000	457,800
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*	100,000	102,000
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	395,000	419,194

		1,728,435

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	540,000	559,575

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	226,459
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	88,047
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	563,234

		877,740

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	400,000	403,236

Computers-Memory Devices - 0.1%

Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	230,000	235,175

Consulting Services - 0.2%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	565,000	576,300

Consumer Products-Misc. - 0.4%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	275,000	257,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	430,000	456,337
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	800,000	795,599

		1,509,749

Containers-Metal/Glass - 0.4%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	467,000	507,862
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	500,000	518,125
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	442,000	440,895

		1,466,882

Containers-Paper/Plastic - 0.2%

Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	146,000	148,555
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	99,235
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	450,000	470,812

		718,602

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	140,000	152,250

Decision Support Software - 0.1%

PGS Solutions Company Guar. Notes 9.63% due 02/15/15	324,000	327,240

Dialysis Centers - 0.1%

DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	435,000	445,875

Distribution/Wholesale - 0.2%

American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	265,000	286,200
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	290,000	298,700

		584,900

Diversified Banking Institutions - 2.1%

Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	230,000	232,239
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	8,000	8,416
Bank of America Corp. Senior Notes 6.50% due 08/01/16	1,116,000	1,262,423
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	368,000	391,365
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	696,000	739,282
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	348,000	388,649
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	225,000	224,957
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	211,000	226,609
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	280,000	303,276
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	317,000	316,219
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	418,000	426,849
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	640,000	722,685
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(3)	250,000	275,343

JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.26% due 05/15/77	103,000	86,366
Morgan Stanley Senior Notes 3.80% due 04/29/16	397,000	398,933
Morgan Stanley Senior Notes 5.55% due 04/27/17	979,000	1,057,973
Morgan Stanley Senior Notes 7.30% due 05/13/19	683,000	786,525
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	75,000	83,368

		7,931,477

Diversified Financial Services - 0.6%

Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	807,000	829,193
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	565,000	562,966
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	357,958
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	587,228

		2,337,345

Diversified Manufacturing Operations - 0.5%

General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	133,769
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	201,000	190,950
Harsco Corp. Senior Notes 2.70% due 10/15/15	748,000	751,364
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	800,000	808,089

		1,884,172

E-Commerce/Services - 0.1%

Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	395,000	432,525

Electric-Distribution - 0.1%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	305,000	301,385

Electric-Generation - 0.2%

AES Corp. Senior Notes 8.00% due 10/15/17	354,000	382,762

Edison Mission Energy Senior Notes 7.63% due 05/15/27	435,000	328,425

		711,187

Electric-Integrated - 1.6%

Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	340,199
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	619,000	623,458
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	485,352
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	350,000	354,093
Entergy Louisiana LLC 1st Mtg. Notes 4.80% due 05/01/21	568,000	583,771
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	160,000	161,779
Exelon Corp. Senior Notes 5.63% due 06/15/35	335,000	327,187
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	268,000	261,369
Georgia Power Co. Senior Notes 3.00% due 04/15/16	265,000	271,791
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	237,000	241,134
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	111,803	122,704
Nevada Power Co. Bonds 5.45% due 05/15/41	286,000	292,135
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	605,000	731,307
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	1,240,000	1,240,000
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(5)	150,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	145,096

		6,181,375

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	410,000	409,487
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	55,493
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	293,000	337,682

		802,662

Electronic Components-Semiconductors - 0.1%

Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	71,000	79,165
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	57,000	64,909
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	354,000	423,079

		567,153

Finance-Auto Loans - 0.6%

Ford Motor Credit Co., LLC Senior Notes 5.00% due 05/15/18	961,000	952,885
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	814,000	820,327
Ford Motor Credit Co., LLC Senior Notes 12.00% due 05/15/15	234,000	299,062
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	85,000	85,646

		2,157,920

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	255,132

Finance-Credit Card - 0.0%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	174,000	179,003

Finance-Investment Banker/Broker - 0.5%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	350,000	357,152
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	551,000	557,424
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(3)(6)(7)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(7)	179,000	89

Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(7)	230,000	115
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	377,000	408,062
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18*	75,000	79,125
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/16	393,000	406,640

		1,808,622

Finance-Other Services - 0.1%

SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	335,000	345,469

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	350,000	276,500

Firearms & Ammunition - 0.1%

FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	194,000	209,035

Food-Canned - 0.1%

Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	250,000	255,156

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	89,000	104,130

Food-Misc. - 0.2%

Kellogg Co. Senior Notes 3.25% due 05/21/18	198,000	199,473
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	450,000	506,741

		706,214

Food-Retail - 0.1%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	194,000	222,688

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	449,000	454,613

Gambling (Non-Hotel) - 0.1%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	352,000	381,920

Gas-Distribution - 0.2%

KeySpan Gas East Corp. Senior Notes 5.82% due 04/01/41*	355,000	376,019
Southern Union Co. Senior Notes 7.60% due 02/01/24	342,000	400,002

		776,021

Gas-Transportation - 0.0%

Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	60,000	62,100

Home Furnishings - 0.1%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	185,000	193,788

Independent Power Producers - 0.4%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	360,000	381,600
Calpine Corp. Escrow Notes 8.75% due 07/15/09†(4)(5)	380,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	300,000	315,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	200,000	202,000
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	470,000	481,750

		1,381,100

Insurance Brokers - 0.2%

AON Corp. Senior Notes 3.13% due 05/27/16	778,000	781,766

Insurance-Life/Health - 0.6%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	197,687
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	263,801
Protective Life Corp. Senior Notes 8.45% due 10/15/39	636,000	747,941
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	400,000	400,050
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	545,000	550,942

		2,160,421

Insurance-Multi-line - 0.3%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	319,000	332,792
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	425,000	476,000
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	360,000	369,073

		1,177,865

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	220,000	234,552

Insurance-Property/Casualty - 0.1%
Markel Corp. Senior Notes 5.35% due 06/01/21	400,000	399,087

Insurance-Reinsurance - 0.1%

Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	416,000	419,897

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	340,000	343,620

Machinery-Farming - 0.0%

Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	120,000	133,500
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	19,000	20,734

		154,234

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	250,000	255,625

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	365,000	388,725

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc. FRS Company Guar. Notes 1.16% due 03/24/14	540,000	543,159
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	608,000	626,301

		1,169,460

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	500,457
Johnson & Johnson Senior Notes 4.85% due 05/15/41	670,000	664,759
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(8)	235,000	243,225

		1,408,441

Medical-Biomedical/Gene - 0.1%

Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	355,000	376,678

Medical-Hospitals - 0.5%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	67,000	72,360
HCA, Inc. Senior Notes 7.50% due 11/15/95	504,000	428,400
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	420,000	469,875
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	75,000	75,469
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	251,000	254,137
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	460,000	506,000

		1,806,241

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 5.90% due 02/01/27	308,000	316,253

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	400,000	438,500

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	345,000	358,800

Multimedia - 0.7%

Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	250,000	276,782
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	465,000	466,346

NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	224,000	238,300
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	540,000	560,835
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	460,000	518,745
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	511,000	521,021

		2,582,029

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	295,000	313,069

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	316,000	319,851
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	268,000	270,846
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	75,000	79,690

		670,387

Office Automation & Equipment - 0.3%

CDW Escrow Corp. Company Guar. Notes 8.50% due 04/01/19*	600,000	609,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	11,000	11,825
Xerox Corp. Senior Notes 4.50% due 05/15/21	486,000	485,603

		1,106,428

Oil Companies-Exploration & Production - 1.2%

Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	185,000	189,162
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	280,000	297,500
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	115,000	119,025
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	840,000	905,100
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	37,000	37,463
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	561,549
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	70,000	72,800
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	240,000	253,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	206,000	213,210
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	325,000	355,875
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	151,000	146,093
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	67,000	76,092
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	134,375
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	265,000	274,275
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	814,000	913,630

		4,549,349

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	341,416

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp. Senior Notes 4.50% due 06/01/21	560,000	561,342
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	65,000	67,113

		628,455

Oil-Field Services - 0.2%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	350,000	360,500
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	116,000	122,960

Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	50,000	50,625
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	55,000	55,344

		589,429

Paper & Related Products - 0.2%

Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	130,000	151,612
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	128,000	129,920
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17	130,000	142,513
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	159,000	159,000

		583,045

Pharmacy Services - 0.1%

Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	395,000	399,243

Pipelines - 1.3%

CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	697,000	708,955
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	295,000	309,012
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	160,000	174,400
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	629,000	635,925
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	715,000	732,063
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	450,000	450,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	810,000	861,736
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	81,000	86,119
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	110,000	111,238
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	110,000	121,687
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	193,000	211,785
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	393,000	451,034
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	145,000	164,575

		5,018,529

Publishing-Periodicals - 0.0%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	123,000	145,448

Real Estate Investment Trusts - 0.7%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	355,000	359,999
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	355,000	364,745
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	126,000	136,729
Camden Property Trust Senior Notes 4.63% due 06/15/21	415,000	412,526
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	460,000	506,575
HCP, Inc. Senior Notes 3.75% due 02/01/16	330,000	338,986
HCP, Inc. Senior Notes 5.38% due 02/01/21	351,000	368,451
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	290,000	296,525

		2,784,536

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	250,000	253,125

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/16	135,000	134,962

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(4)(5)	100,000	10

Rental Auto/Equipment - 0.1%

B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	110,000	111,238
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	200,000	206,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	75,000	78,000

		395,738

Retail-Apparel/Shoe - 0.0%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	40,000	41,700

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	780,000	817,754

Retail-Drug Store - 0.4%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	862,000	964,475
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	327,492	339,668
Rite Aid Corp. Sec. Notes 10.25% due 10/15/19	175,000	195,125

		1,499,268

Retail-Jewelry - 0.0%

Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	70,000	67,200

Retail-Propane Distribution - 0.0%

Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	25,000	25,750

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	135,000	151,875

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	95,000	103,550
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	164,000	182,450

		286,000

Retail-Toy Stores - 0.1%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	290,000	310,663

Schools - 0.1%

Massachusetts Institute of Technology Notes 5.60% due 07/01/11	350,000	364,463

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	105,000	102,638

Special Purpose Entity - 0.1%

Nexeo Solutions LLC / Nexeo Solutions Finance Corp. Company Guar. Notes 8.38% due 03/01/18*	450,000	468,000

Steel-Producers - 0.2%

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	295,000	317,863
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	317,000	336,416

		654,279

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	410,000	433,575

Telecom Services - 0.5%

BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	315,000	343,136
Embarq Corp. Senior Notes 7.08% due 06/01/16	496,000	562,475
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	405,000	439,425
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	153,225
Qwest Corp. Senior Notes 8.88% due 03/15/12	436,000	459,435
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	81,000	89,201

		2,046,897

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 5.35% due 09/01/40	375,000	357,618
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	365,000	360,310
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	22,330
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	500,000	509,375
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	40,000	43,950
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	39,510
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	386,000	423,153
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	418,000	461,367
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	710,000	723,821
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	685,000	802,271

		3,743,705

Tools-Hand Held - 0.1%

Snap-On, Inc. Senior Notes 4.25% due 01/15/18	322,000	337,448

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	209,887	216,183
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	290,076	255,267
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	171,396	170,967

		642,417

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.85% due 06/01/21	560,000	562,635

Transport-Rail - 0.3%

Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	469,000	470,365

CSX Corp. Senior Notes 5.50% due 04/15/41	335,000	335,465
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	350,000	354,708

		1,160,538

Transport-Services - 0.2%

Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	315,000	330,750
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	228,000	234,953
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	203,000	209,523

		775,226

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	610,000	658,800

Web Portals/ISP - 0.2%

Google, Inc. Senior Notes 2.13% due 05/19/16	48,000	47,943
Google, Inc. Senior Notes 3.63% due 05/19/21	705,000	699,459

		747,402

Wireless Equipment - 0.3%
American Tower Corp. Senior Notes 4.50% due 01/15/18	558,000	561,375
Motorola, Inc. Senior Notes 6.50% due 09/01/25	266,000	299,033
Motorola, Inc. Senior Notes 6.63% due 11/15/37	116,795	133,988

		994,396

Total U.S. CORPORATE BONDS & NOTES
(cost $111,854,939)		114,789,008

FOREIGN CORPORATE BONDS & NOTES - 7.6%
Banks-Commercial - 1.8%

Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)	361,000	344,755
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	330,000	355,661

Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	201,000	193,965
BBVA US Senior SAU FRS Company Guar. Notes 2.39% due 05/16/14	678,000	680,455
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	628,000	632,767
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	350,000	367,331
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	471,000	515,142
Groupe BPCE FRS Jr. Sub Notes 3.77% due 09/30/11(3)	132,000	98,998
ING Bank NV Senior Notes 2.00% due 10/18/13*	304,000	304,243
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/14*	335,000	343,141
Nordea Bank AB Senior Notes 2.13% due 01/14/14*	350,000	353,740
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	164,000	180,400
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	309,000	307,262
Standard Chartered PLC FRS Senior Notes 1.21% due 05/12/14*	727,000	726,299
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	686,000	690,652
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(3)	820,000	516,600

		6,611,411

Banks-Money Center - 0.5%

ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/14*	685,000	699,729
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	577,000	590,507
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	331,000	336,719
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	264,000	262,697

		1,889,652

Banks-Special Purpose - 0.2%

Export-Import Bank of Korea Senior Notes 3.75% due 10/20/16	881,000	894,372

Cellular Telecom - 0.1%

Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	205,000	203,033
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	150,000	158,495

		361,528

Chemicals-Diversified - 0.0%

OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	110,000	123,035

Chemicals-Plastics - 0.1%

Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	255,000	293,250

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	450,000	473,625

Diversified Banking Institutions - 0.2%

BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	215,000	230,112
Natixis FRS Sub. Notes 0.53% due 01/15/19	150,000	135,869
UBS AG FRS Senior Notes 1.27% due 01/28/14	290,000	292,375

		658,356

Diversified Manufacturing Operations - 0.0%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	75,000	84,000

Diversified Minerals - 0.0%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	121,000	142,862

Diversified Operations - 0.3%

Votorantim Cimentos SA Company Guar. Bonds 7.25% due 04/05/41*	1,013,000	1,000,337

Electric-Generation - 0.1%

Comision Federal de Electricidad Senior Notes 4.88% due 05/26/21*	480,000	477,000

Finance-Investment Banker/Broker - 0.3%

Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*	957,000	978,048

Finance-Other Services - 0.0%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	100,000	99,750

Forestry - 0.0%

Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18	50,000	56,500

Insurance-Multi-line - 0.3%

Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(3)	104,000	75,988
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(3)	385,000	369,600
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	321,233
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	205,615

		972,436

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	328,000	357,423

Medical-Drugs - 0.2%

AstraZeneca PLC Senior Notes 5.90% due 09/15/17	309,000	361,922
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21	355,000	358,147

		720,069

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.81% due 03/21/14	420,000	421,293

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	415,000	461,899

Oil Companies-Exploration & Production - 0.2%

Nexen, Inc. Senior Notes 7.50% due 07/30/39	648,000	758,861
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14	138,000	67,965

		826,826

Oil Companies-Integrated - 1.3%

BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	436,000	446,547
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	450,000	475,384
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	670,000	693,321
ConocoPhillips Canada Funding Co. I Company Guar. Notes 5.63% due 10/15/16	455,000	528,196
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	626,000	784,022
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16	630,000	639,964
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	740,000	790,602
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	580,000	583,363

		4,941,399

Paper & Related Products - 0.1%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	102,572
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	450,000	455,625

		558,197

Pipelines - 0.1%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	415,000	423,907

Semiconductor Equipment - 0.1%

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	80,000	90,300
Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/19*	100,000	101,125

		191,425

Special Purpose Entities - 0.3%

Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	500,000	620,000

LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*	250,000	242,500
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(3)	272,000	273,360

		1,135,860

Steel-Producers - 0.1%

Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	250,000	252,813

SupraNational Banks - 0.1%

Asian Development Bank Senior Notes 5.82% due 06/16/28	176,000	204,442

Telephone-Integrated - 0.8%

Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*	725,000	739,981
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	606,000	642,268
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/19	568,000	644,939
Telefonica Emisiones SAU FRS Company Guar. Notes 0.60% due 02/04/13	540,000	535,915
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	325,000	332,744
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	50,000	56,250

		2,952,097

Total Foreign Corporate Bonds & Notes
(cost $27,611,738)		28,563,812

FOREIGN GOVERNMENT AGENCIES - 2.1%
Sovereign - 2.1%

Republic of Argentina Senior Bonds 8.28% due 12/31/33	390,285	342,475
Republic of Colombia Senior Bonds 6.13% due 01/18/41	400,000	434,000
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	850,000	941,637
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	1,000,000	1,080,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,105,000
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	1,410,000	1,001,100
Russian Federation Senior Bonds 7.50% due 03/31/30(9)	692,000	815,266
United Mexican States Senior Notes 5.95% due 03/19/19	800,000	914,400
United Mexican States Senior Notes 6.05% due 01/11/40	944,000	1,002,056

Total Foreign Government Agencies
(cost $7,280,361)		7,635,934

U.S. GOVERNMENT AGENCIES - 29.8%
Federal Home Loan Mtg. Corp. - 9.6%

4.50% due 11/01/18	215,881	230,944
4.50% due 02/01/19	215,048	229,783
4.50% due 01/01/39	573,751	597,071
4.50% due 12/01/39	2,779,778	2,899,710
5.00% due 03/01/19	91,831	99,254
5.00% due 10/01/33	28,393	30,404
5.00% due 06/01/34	142,217	152,175
5.00% due 12/01/34	205,722	220,126
5.00% due 07/01/35	265,168	283,404
5.00% due 08/01/35	718,830	768,264
5.00% due 11/01/35	426,386	455,708
5.00% due 11/01/36	235,906	251,540
5.00% due 01/01/37	256,231	273,211
5.00% due 03/01/38	579,730	617,605
5.00% due 08/01/39	1,236,174	1,317,467
5.00% due 09/01/39	4,277,038	4,556,466
5.00% due 07/01/40	988,242	1,053,115
5.50% due 11/01/18	107,552	116,798
5.50% due 11/01/32	144,694	157,669
5.50% due 07/01/34	168,720	183,638
5.50% due 02/01/35	372,131	404,686
5.50% due 07/01/35	8,425	9,162
5.50% due 08/01/35	1,792,883	1,943,002
5.50% due 01/01/36	2,074,222	2,257,924
5.50% due 05/01/37	581,978	633,623
5.50% due 09/01/37	875,901	950,473
5.50% due 10/01/37	3,408,233	3,698,399
5.50% due 07/01/38	163,018	176,896
5.50% due 10/01/38	215,525	233,638
5.50% due 11/01/38	509,096	551,882
5.50% due 05/01/40	2,354,780	2,555,258
6.00% due 07/01/35	239,314	264,437
6.00% due 12/01/36	223,313	246,338
6.00% due 08/01/37	1,582,181	1,741,851
6.00% due 02/01/39	681,879	750,480
6.00% due 04/01/40	1,037,927	1,142,348
6.50% due 12/01/32	425,548	482,232
6.50% due 02/01/36	98,236	110,984
6.50% due 09/01/36	3,076	3,471
6.50% due 05/01/37	353,131	398,183
6.50% due 11/01/37	955,941	1,077,898
7.00% due 11/01/16	12,568	13,635
7.00% due 07/01/32	38,403	44,445

7.50% due 12/01/30	2,338	2,725
7.50% due 04/01/31	34,146	39,696
8.00% due 02/01/30	4,748	5,627
8.00% due 07/01/30	975	1,155
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	988,990	1,079,887
Series 3572, Class JS 6.60% due 09/15/39	3,460,665	526,845

		35,841,532

Federal National Mtg. Assoc. - 17.2%

4.00% due 06/01/39	1,282,539	1,297,193
4.00% due 07/01/39	533,471	539,233
4.00% due 08/01/40	1,688,407	1,702,421
4.00% due 09/01/40	1,117,676	1,126,954
4.00% due 10/01/40	64,973	65,512
4.50% due 06/01/18	46,274	49,263
4.50% due 10/01/24	3,277,771	3,482,392
4.50% due 01/01/25	1,625,212	1,735,303
4.50% due 03/01/25	3,896,766	4,137,594
4.50% due 05/01/25	3,584,929	3,806,485
4.50% due 07/01/25	4,886,317	5,188,301
4.50% due 01/01/40	1,177,175	1,231,792
4.50% due 02/01/40	2,723,790	2,850,164
4.50% due 05/01/40	1,409,463	1,472,215
4.50% due 08/01/40	4,350,606	4,528,476
5.00% due 03/15/16	248,000	284,718
5.00% due 09/01/18	18,597	20,083
5.00% due 10/01/18	16,339	17,644
5.00% due 02/01/20	31,939	34,551
5.00% due 06/01/22	817,222	878,173
5.00% due 10/01/24	797,978	864,226
5.00% due 04/01/35	3,871,695	4,143,281
5.00% due 03/01/37	193,994	206,874
5.00% due 06/01/37	81,108	86,493
5.00% due 07/01/37	418,603	446,397
5.00% due 04/01/40	2,835,309	3,030,652
5.00% due 05/01/40	2,841,534	3,030,202
5.50% due 10/01/17	37,424	40,665
5.50% due 05/01/18	28,399	30,894
5.50% due 11/01/19	40,093	43,615
5.50% due 11/01/22	209,664	227,513
5.50% due 12/01/33	229,381	250,001
5.50% due 05/01/34	101,859	111,015
5.50% due 08/01/34	2,474,384	2,694,493
5.50% due 03/01/35	2,484,502	2,705,511
5.50% due 12/01/35	46,872	51,013
5.50% due 11/01/36	286,787	311,850
5.50% due 08/01/37	2,529,614	2,757,008
6.00% due 09/01/16	51,937	56,807
6.00% due 12/01/16	12,501	13,673
6.00% due 12/01/33	251,172	278,734
6.00% due 07/01/34	209,885	232,393
6.00% due 10/01/35	3,948,252	4,364,245
6.00% due 11/01/35	471,241	520,892
6.00% due 06/01/36	546,022	603,893
6.00% due 10/01/36	464,253	512,297
6.00% due 10/01/37	341,038	376,334
6.50% due 02/01/17	20,737	22,882
6.50% due 03/01/17	26,264	28,981
6.50% due 04/01/29	42,197	47,903
6.50% due 06/01/29	76,628	86,991
6.50% due 07/01/32	30,954	35,140
6.50% due 02/01/37	583,847	660,157
7.00% due 09/01/31	82,717	95,434
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	995,342	1,068,496

		64,485,422

Government National Mtg. Assoc. - 2.9%

4.50% due 05/15/39	1,753,128	1,862,848
4.50% due 01/15/40	1,638,009	1,739,501
5.00% due 05/15/34	975,390	1,062,705
5.00% due 01/15/40	1,350,584	1,470,640
5.50% due 12/15/39	2,406,282	2,653,643
6.00% due 10/15/39	1,894,666	2,113,288
6.50% due 06/15/29	8,223	9,369
7.00% due 09/15/28	5,166	6,001

		10,917,995

Sovereign Agency - 0.1%
Tennessee Valley Authority Senior Notes 3.88% due 02/15/21	296,000	307,771

Total U.S. Government Agencies
(cost $108,695,698)		111,552,720

U.S. GOVERNMENT TREASURIES - 14.8%
United States Treasury Bonds - 3.1%

2.13% due 02/15/40 TIPS(10)	675,961	726,869
3.88% due 08/15/40	488,000	459,254
4.25% due 11/15/40	6,495,000	6,523,416
4.38% due 02/15/38	674,000	696,643
4.50% due 05/15/38	588,000	619,605
4.63% due 02/15/40	284,000	304,102
4.75% due 02/15/41	1,166,000	1,272,944
5.25% due 11/15/28	559,000	659,096
8.13% due 08/15/19	158,000	222,928

		11,484,857

United States Treasury Notes - 11.7%

1.00% due 07/31/11	5,600,000	5,608,529
1.13% due 01/15/12	500,000	503,028
1.13% due 06/15/13	9,000,000	9,118,170
1.25% due 09/30/15	876,000	871,072
1.75% due 07/31/15	250,000	254,533
2.00% due 04/30/16	3,260,000	3,313,725
2.25% due 05/31/14	399,000	416,300
2.38% due 08/31/14	7,160,000	7,498,425
2.38% due 09/30/14	141,000	147,698
2.38% due 02/28/15	168,000	175,770
2.63% due 02/29/16	2,750,000	2,883,204
2.63% due 08/15/20	1,162,000	1,132,678
2.75% due 02/15/19	760,000	771,222
3.00% due 02/28/17	830,000	877,271

3.13% due 05/15/19	262,000	271,886
3.38% due 11/15/19	1,099,000	1,152,919
3.50% due 05/15/20	5,472,000	5,752,002
3.63% due 08/15/19	78,000	83,612
3.63% due 02/15/20	2,161,000	2,301,465
4.25% due 08/15/15	750,000	840,469

		43,973,978

Total U.S. Government Treasuries
(cost $54,982,984)		55,458,835

MUNICIPAL BONDS & NOTES - 0.0%

Texas State Transportation Commission Series B 5.18% due 04/01/30 (cost $115,000)	115,000	120,413

COMMON STOCK - 0.1%
Banks-Commercial - 0.1%

Lloyds Banking Group PLC†(11)	416,870	357,500

Independent Power Producers - 0.0%

GenOn Energy, Inc.†	527	2,102

Total Common Stock
(cost $255,378)		359,602

PREFERRED STOCK - 1.5%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	7,302	415,758

Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%	635	542,290
Wachovia Capital Trust IX 6.38%	10,650	266,463

		808,753

Diversified Banking Institutions - 0.7%

Ally Financial, Inc. 7.00%*	649	626,914
Goldman Sachs Group, Inc. 6.13%	65,600	1,624,256
HSBC Holdings PLC 8.00%	12,780	348,255

		2,599,425

Diversified Financial Services - 0.0%

General Electric Capital Corp. 5.50%(9)	6,441	165,469

Electric-Integrated - 0.1%

Southern California Edison Co. FRS 5.87%	3,330	335,331

Finance-Investment Banker/Broker - 0.2%

JP Morgan Chase Capital XXIX 6.70%	21,960	569,203

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS† 8.38%	6,900	21,804

Real Estate Investment Trusts - 0.1%

Vornado Realty Trust 6.88%	14,260	357,926

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	21,200	477,000

Total Preferred Stock
(cost $5,642,257)		5,750,669

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc. Expires 02/19/14†(4)(5)	382	0

Television - 0.0%

Ion Media Networks, Inc. Expires 03/18/15 *†(4)(5)	39	5,070
Ion Media Networks, Inc. Expires 12/18/16*†(4)(5)	40	7,200

		12,270

Total Warrants
(cost $396)		12,270

Total Long-Term Investment Securities
(cost $363,260,769)		372,200,654

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Time Deposits - 2.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11 (cost $10,116,000)	10,116,000	10,116,000

TOTAL INVESTMENTS
(cost $373,376,769) (12)	102.0%	382,316,654
Liabilities in excess of other assets	(2.0)	(7,539,694)

NET ASSETS	100.0%	$374,776,960

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $46,672,595 representing 12.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation

(3)	Perpetual maturity-maturity date reflects the next call date.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $12,280 representing 0.0% of net assets.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Bond in default
(8)	Income may be received in cash or additional shares at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Principal amount of security is adjusted for inflation.
(11)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $357,500 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS securities are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$47,957,391		$—	$47,957,391
U.S. Corporate Bonds & Notes	—	114,023,877		765,131	114,789,008
Foreign Corporate Bonds & Notes	—	28,563,812		—	28,563,812
Foreign Government Agencies	—	7,635,934		—	7,635,934
U.S. Government Agencies	—	111,552,720		—	111,552,720
U.S. Government Treasuries	—	55,458,835		—	55,458,835
Municipal Bonds & Notes	—	120,413		—	120,413
Common Stock	2,102	357,500	#	—	359,602
Preferred Stock	5,750,669	—		—	5,750,669
Warrants	—	—		12,270	12,270
Short-Term Investment Securities:
Time Deposits	—	10,116,000		—	10,116,000

Total	$5,752,771	$375,786,482		$777,401	$382,316,654

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $357,500 representing 0.1% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2010	$24,360	$1,069,548	$6,806	$0	$0
Accrued discounts/premiums	—	459	—	—	—
Realized gain(loss)	—	(96,642)	7,837	—	—
Change in unrealized appreciation(depreciation)(1)	3,640	122,319	(6,806)	—	12,270
Net purchases(sales)	(28,000)	(453,267)	(7,837)	(0)	—
Transfers in and/or out of Level 3(2)	—	122,714	—	—	—

Balance as of 05/31/2011	$—	$765,131	$—	$—	$12,270

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at May 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$19,513	$—	$—	$12,270

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 - (Unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.8%
Auto-Cars/Light Trucks - 0.5%

Ford Motor Co. Senior Notes 4.25% due 11/15/16	$751,000	$1,364,004

Cellular Telecom - 0.4%

Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,219,522

Medical-Biomedical/Gene - 0.1%

Cubist Pharmaceuticals, Inc. Senior Notes 2.50% due 11/01/17	172,000	251,120

Oil Companies-Exploration & Production - 0.8%

Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	2,185,000	2,381,650

Total Convertible Bonds & Notes
(cost $4,053,290)		5,216,296

U.S. CORPORATE BONDS & NOTES - 80.5%
Advertising Services - 0.4%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,915,000	1,254,325

Aerospace/Defense - 0.1%

Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	165,000	175,725

Aerospace/Defense-Equipment - 1.3%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,466,450
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18*	1,995,000	2,119,687

		3,586,137

Agricultural Chemicals - 0.5%

CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	300,000	344,625
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,136,112

		1,480,737

Airlines - 0.1%

Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	295,330	311,219

Alternative Waste Technology - 0.2%

Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18*	647,000	705,230

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	615,000	604,238

Athletic Equipment - 0.4%

Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,206,688

Auto-Cars/Light Trucks - 3.1%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	1,310,000	1,306,725
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	1,540,000	1,536,150
Ford Motor Co. Senior Notes 7.45% due 07/16/31	5,250,000	5,961,307

		8,804,182

Auto/Truck Parts & Equipment-Original - 3.2%

Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14	1,710,000	1,752,750
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	819,000	929,565
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	2,325,000	2,441,250
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,242,825
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	275,000	290,812
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	127,200
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,030,000	2,263,450

		9,047,852

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	300,000	0

		0

Banks-Commercial - 3.2%

CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	766,000	805,467
CIT Group, Inc. Sec. Notes 7.00% due 05/01/14	251,711	255,801
CIT Group, Inc. Sec. Notes 7.00% due 05/01/15	451,360	454,745
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	2,147,268	2,155,320

CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	5,433,175	5,453,550

		9,124,883

Banks-Money Center - 0.5%

NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	1,475,000	1,517,406

Banks-Mortgage - 0.7%

Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	2,116,075

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	820,313

Broadcast Services/Program - 0.6%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	210,000	228,900
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	830,000	906,775
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	643,000	659,075
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14(3)	814	815

		1,795,565

Building Products-Cement - 0.6%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	1,550,000	1,656,562

Cable/Satellite TV - 2.8%

Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	981,000	1,038,633
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	910,925
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	400,000	424,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	315,000	340,594
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	1,886,000	1,904,860
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	3,015,000	3,271,275

		7,890,287

Casino Hotels - 2.3%

CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16*	1,070,000	1,096,750
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14*(1)(2)	475,000	449,607
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,895,000	2,131,875
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	480,000	534,000
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	900,000	1,044,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	1,165,000	1,277,131

		6,533,363

Casino Services - 0.3%

Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13 * †(1)(2)	930,000	0
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	770,000	823,900

		823,900

Cellular Telecom - 2.4%

Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	1,385,000	1,483,681
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	796,875
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,856,319
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,265,000	1,261,838
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	1,033,200
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	431,681

		6,863,594

Chemicals-Diversified - 0.9%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	775,000	816,656
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	173,000	194,625
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21*	906,000	969,420
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	443,300

		2,424,001

Chemicals-Plastics - 0.3%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	680,000	731,000

Chemicals-Specialty - 0.3%

Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	584,375
Huntsman International LLC Company Guar. Notes 7.38% due 01/01/15	390,000	398,775

		983,150

Coal - 1.2%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	476,000	480,165
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	320,000	326,400
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,497,976

		3,304,541

Commercial Services - 0.3%

ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*	790,000	807,775

Commercial Services-Finance - 0.4%

Speedy Cash, Inc. Senior Sec. Notes 10.75% due 10/15/18*	970,000	1,005,163

Computer Graphics - 0.4%

Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*	1,020,000	1,031,475

Computer Services - 1.0%

SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	1,161,000	1,184,220

SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	525,000	544,687
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,030,000	1,071,200
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	191,188

		2,991,295

Consumer Products-Misc. - 0.8%

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	246,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	1,035,000	1,067,344
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	715,000	759,687
YCC Holdings LLC / Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16*	300,000	309,000

		2,382,131

Containers-Metal/Glass - 0.7%

Ball Corp. Company Guar. Notes 5.75% due 05/15/21	891,000	895,455
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	136,875
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	201,188
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	425,000	440,406
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	274,312

		1,948,236

Containers-Paper/Plastic - 0.2%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	669,000

Data Processing/Management - 1.9%

First Data Corp. Sec. Notes 8.25% due 01/15/21*	552,000	550,620

First Data Corp. Sec. Notes 8.75% due 01/15/22*	553,000	552,309
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	124,000	128,030
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(4)	2,919,566	3,054,596
First Data Corp. Company Guar. Notes 12.63% due 01/15/21*	1,105,000	1,201,687

		5,487,242

Diagnostic Kits - 0.6%

Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,810,906

Direct Marketing - 0.8%

Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18	2,350,000	2,214,875

Diversified Banking Institutions - 2.4%

Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	985,000	1,060,106
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,385,000	1,528,694
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,730,030
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,618,812

		6,937,642

Diversified Financial Services - 0.5%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	1,510,000	1,551,525

Diversified Manufacturing Operations - 0.7%

Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	1,652,000	1,569,400
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	446,000

		2,015,400

Electric-Generation - 1.2%

AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,270,469
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	487,125

Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	475,650
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	328,320	306,979
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	299,673	313,159
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	509,991	557,165

		3,410,547

Electric-Integrated - 1.3%

Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,141,250
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,255	360,260
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC Senior Sec. Notes 11.50% due 10/01/20*	2,080,000	2,106,000

		3,607,510

Electronic Components-Semiconductors - 1.4%

Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,760,000	2,880,750
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	629,975
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*	340,000	391,000

		3,901,725

Enterprise Software/Service - 0.2%

Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	545,000	574,975

Finance-Auto Loans - 2.2%

Credit Acceptance Corp. Senior Sec.Notes 9.13% due 02/01/17	1,060,000	1,150,100
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	1,735,000	2,037,551
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	3,109,797

		6,297,448

Finance-Consumer Loans - 1.4%

SLM Corp. Senior Notes 6.25% due 01/25/16	1,035,000	1,084,112
SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	447,738
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	1,053,085
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	1,145,000	1,299,575

		3,884,510

Food-Meat Products - 0.3%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	625,000	731,250

Funeral Services & Related Items - 0.1%

Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding Company Guar. Notes 10.25% due 12/01/17	305,000	313,388

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	252,000	269,010

Independent Power Producers - 1.6%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,360,000	1,414,400
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,278,000	0
Dynegy-Roseton/Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,085,000	1,923,412
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	580,250
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	693,450

		4,611,512

Insurance-Multi-line - 0.8%

Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	1,970,000	2,206,400

Investment Companies - 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	873,813

Machinery-Farming - 1.1%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,277,813

Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	1,595,000	1,774,437

		3,052,250

Machinery-General Industrial - 0.4%

CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,150,000	1,253,500

Medical Information Systems - 0.7%

IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,957,550

Medical Labs & Testing Services - 0.5%

American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18	1,270,000	1,327,150

Medical Products - 0.8%

DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	400,000	432,000
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,251,965
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(5)	636,000	705,960

		2,389,925

Medical-Biomedical/Gene - 0.1%

STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	265,000	272,950

Medical-Drugs - 0.4%

Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,315,000	1,272,262

Medical-Hospitals - 3.3%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,858,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	938,250
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,605,519
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	839,063

HCA, Inc. Sec. Notes 9.25% due 11/15/16	1,189,000	1,269,257
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	1,720,000	1,872,650

		9,383,239

Medical-Outpatient/Home Medical - 0.5%

Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	1,290,000	1,307,737

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	330,000	356,400

Multimedia - 0.0%

Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(1)(2)	100,864	29,629

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(6)(7)	210,000	0

Office Automation & Equipment - 1.3%

CDW Escrow Corp. Company Guar. Notes 8.50% due 04/01/19*	2,647,000	2,686,705
CDW LLC / CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18*	1,060,000	1,134,200
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	13,000	13,975
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.50% due 10/12/15	13,199	14,238

		3,849,118

Office Supplies & Forms - 0.2%

ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	701,563

Oil Companies-Exploration & Production - 2.7%

Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	825,000	899,250
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	135,000
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	3,800,000	4,163,447
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	197,000

Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	1,565,000	1,559,131
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	545,000	609,038

		7,562,866

Oil Field Machinery & Equipment - 0.5%

Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	42,100
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	1,368,000	1,460,340

		1,502,440

Oil-Field Services - 1.5%

Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. Notes 11.13% due 12/15/16	1,965,000	1,935,525
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	1,350,000	1,420,875
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	850,750

		4,207,150

Paper & Related Products - 1.5%

Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	310,000	322,400
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	280,000	291,084
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	939,000	958,954
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	1,400,000	1,351,000
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	1,340,000	1,340,000

		4,263,438

Pharmacy Services - 0.5%

BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,288,050

Physical Therapy/Rehabilitation Centers - 0.4%

Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	1,085,000	1,152,813

Pipelines - 2.3%

El Paso Corp. Senior Notes 6.50% due 09/15/20	1,075,000	1,214,807
El Paso Corp. Senior Notes 6.88% due 06/15/14	775,000	880,378
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,843,428
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,350,000	1,471,500
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	1,040,000	1,089,400

		6,499,513

Printing-Commercial - 0.9%

Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	2,700,000	2,666,250

Publishing-Books - 0.6%

Cengage Learning Acquisitions, Inc. Company Guar. Notes 13.25% due 07/15/15*(4)	630,000	598,500
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	1,305,000	1,239,750

		1,838,250

Publishing-Periodicals - 0.1%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	341,000	403,233

Real Estate Investment Trusts - 1.3%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,211,375
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	2,455,000	2,458,069

		3,669,444

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,565,000	257

Rental Auto/Equipment - 0.2%

RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	622,875

Retail-Apparel/Shoe - 0.7%

J. Crew Group, Inc. Senior Notes 8.13% due 03/01/19*	1,420,000	1,363,200

Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	606,244

		1,969,444

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18*	1,380,000	1,411,050

Retail-Drug Store - 0.9%

Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	167,625
Rite Aid Corp. Sec. Notes 10.25% due 10/15/19	725,000	808,375
Rite Aid Corp. Sec. Notes 10.38% due 07/15/16	1,475,000	1,585,625

		2,561,625

Retail-Propane Distribution - 0.3%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	720,000	717,300

Retail-Regional Department Stores - 1.3%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,102,000	2,380,515
Federated Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	350,385
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	308,000	356,510
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	147,000	163,170
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	353,250
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	155,000	179,025

		3,782,855

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	536,000	607,020

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(6)(7)	50,000	0

Satellite Telecom - 0.7%

EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	1,985,000	2,007,331

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	265,000	276,263
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	280,000	292,250

		568,513

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	535,000	549,713

Telecom Services - 1.0%

GCI, Inc. Senior Notes 6.75% due 06/01/21*	590,000	595,900
West Corp. Company Guar. Notes 7.88% due 01/15/19*	2,155,000	2,195,406

		2,791,306

Telecommunication Equipment - 0.5%

Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,920,000	1,372,800

Telephone-Integrated - 2.4%

Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	1,485,000	1,535,119
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	659,250
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	1,620,000	1,777,950
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	185,000	202,806
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	520,054
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	410,625
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,155,000	1,241,625
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	463,781

		6,811,210

Television - 0.3%

Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	745,000	832,538
Young Broadcasting, Inc. Escrow Notes
8.75% due 01/15/14†(1)(2)	385,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(2)	540,000	0

		832,538

Theaters - 0.8%

AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/14	1,558,000	1,573,580
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	550,000	590,562

		2,164,142

Transport-Marine - 1.1%

ACL I Corp. Senior Notes 10.63% due 02/15/16*	1,400,000	1,400,000
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	1,630,000	1,687,050

		3,087,050

Total U.S. CORPORATE BONDS & NOTES
(cost $216,474,221)		229,359,475

FOREIGN CORPORATE BONDS & NOTES - 9.3%
Computers-Memory Devices - 1.1%

Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	1,415,000	1,425,612
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,677,375

		3,102,987

Diversified Manufacturing Operations - 0.4%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	599,200
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	610,200

		1,209,400

Diversified Minerals - 0.2%

FMG Resources August 2006, Ltd. Company Guar. Notes 7.00% due 11/01/15*	665,000	691,600

Electric-Generation - 0.1%

Intergen NV Senior Senior Sec. Notes 9.00% due 06/30/17*	160,000	172,400

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(6)(12)	475,000	0

Internet Connectivity Services - 0.2%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	695,000	707,163

Investment Companies - 0.4%

Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	895,000	986,738
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	230,000	253,000

		1,239,738

Medical-Drugs - 0.3%

Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	790,400

Multimedia - 1.0%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	2,795,000	2,899,812

Oil Companies-Exploration & Production - 0.5%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	1,310,000	1,362,400

Oil Field Machinery & Equipment - 0.4%

Sevan Marine ASA Sec. Notes 12.00% due 08/10/15*	1,200,000	1,056,000

Oil-Field Services - 0.4%

Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19*	1,150,000	1,155,750

Paper & Related Products - 0.9%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	575,000	606,625
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,854,142

		2,460,767

Satellite Telecom - 0.9%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,345,000	1,355,087
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(5)	1,002,567	1,086,532

		2,441,619

Special Purpose Entities - 1.5%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(10)(11)	925,000	18,500
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	4,470,000	4,402,950

		4,421,450

Telecom Services - 0.4%

Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	1,000,000	1,162,500

Transport-Marine - 0.6%

Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	1,600,000	1,716,000

Total Foreign Corporate Bonds & Notes
(cost $26,219,723)		26,589,986

LOANS(2)(14)(15) - 2.4%
Beverages-Non-alcoholic - 0.1%

Le-Natures, Inc. Bank Term Loan 10.25% due 03/01/11†(10)(11)	600,000	240,000

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Term Loan 12.25% due 08/15/13	1,554,448	77,722

Casino Services - 0.5%

Herbst Gaming LLC Term Loan 10.00% due 12/31/15	410,185	424,371
Holding Gaming Term Loan Tranche B-1 12.00% due 06/30/15	995,000	1,063,406

		1,487,777

Commercial Services - 0.3%

Vertrue, Inc. Term Loan 7.31% due 08/14/15	1,215,000	923,400

Electric-Integrated - 1.2%

Texas Competitive Electric Holdings Co. LLC Term Loan 3.80% due 10/10/14	3,873,748	3,293,592

Medical-Drugs - 0.2%

Triax Pharmaceuticals LLC Term Loan 16.50% due 08/30/11†(1)(10)	1,113,144	521,786

Theaters - 0.1%

AMC Entertainment Holdings, Inc. Term Loan 5.30% due 06/15/12	391,057	389,347

Total Loans
(cost $9,234,069)		6,933,624

COMMON STOCK - 0.4%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings†(8)	754	30,914

Casino Services - 0.0%

Greektown, Inc.†(1)(2)	703	0

Food-Misc. - 0.1%

Wornick Co.†(1)(2)	3,444	205,710

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(1)(2)	2,501	32,951

Gas-Distribution - 0.0%

MXEnergy Holdings, Inc.†(1)(2)	96,187	91,799

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(1)(2)(13)	85,612	428

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(1)(2)	13,262	332

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(2)	10,439	19,521

Paper & Related Products - 0.3%

Caraustar Industries, Inc.†(1)(2)	80	681,166

Retail-Music Store - 0.0%

MTS, Inc.†(1)(2)	3,863	0

Total Common Stock
(cost $2,543,770)		1,062,821

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(2)
(cost $232,701)	23,439	288,594

PREFERRED STOCK - 1.9%
Diversified Financial Services - 0.7%

Citigroup Capital XIII FRS 7.88%	67,000	1,867,960

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C†(1)(2)(13)	26,118	131

Special Purpose Entity - 1.2%

GMAC Capital Trust I FRS 8.13%	131,000	3,441,370

Total Preferred Stock
(cost $5,180,641)		5,309,461

WARRANTS - 0.0%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings Expires 05/20/14 (strike price $55.31)†(2)(8)	3,658	4,389
Masonite Worldwide Holdings Expires 05/20/16 (strike price $55.31)†(2)(8)	2,743	3,429

		7,818

Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc. Expires 02/19/14†(1)(2)	4,509	0

Television - 0.0%

Ion Media Networks, Inc. Expires 12/18/16†(1)(2)	305	54,900
Ion Media Networks, Inc. Expires 03/18/15†(1)(2)	305	39,650

		94,550

Total Warrants
(cost $4,669)		102,368

Total Long-Term Investment Securities
(cost $263,943,084)		274,862,625

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Time Deposits - 3.2%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 06/01/11 (cost $9,156,000)	9,156,000	9,156,000

TOTAL INVESTMENTS
(cost $273,099,084)(16)	99.6%	284,018,625
Other assets less liabilities	0.4	1,045,357

NET ASSETS	100.0%	$285,063,982

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $82,932,834 representing 29.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $1,862,843 representing 0.7% of net assets.
(3)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2011.
(5)	Income may be received in cash or additional shares at the discretion of the issuer.
(6)	Security in default of interest and principal at maturity.
(7)	Company has filed for Chapter 7 bankruptcy.
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(9)	Bond in default and did not pay principal at maturity.
(10)	Bond in default.
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Company has filed bankruptcy in the country of issuance.
(13)	Consists of more than one type of securities traded together as a unit.

(14)	The Fund invests in Senior Loans which generally pay interests at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior Loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS securities are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$5,216,296	$—	$5,216,296
U.S. Corporate Bonds & Notes	—	225,414,767	3,944,708	229,359,475
Foreign Corporate Bonds & Notes	—	26,589,986	0	26,589,986
Loans	—	3,717,963	3,215,661	6,933,624
Common Stock	—	30,914	1,031,907	1,062,821
Membership Interests	—	288,594	—	288,594
Preferred Stock	5,309,330	—	131	5,309,461
Warrants	—	7,818	94,550	102,368
Short-Term Investment Securities:
Time Deposits	—	9,156,000	—	9,156,000

Total	$5,309,330	$270,422,338	$8,286,957	$284,018,625

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2010	$1,413,735	$0	$3,832,605	$576,943	$131	$0
Accrued discounts/premiums	2,708	—	61,490	—	—	—
Realized gain(loss)	(168,864)	—	(8,203)	—	—	(37,980)
Change in unrealized appreciation(depreciation)(1)	123,614	—	55,976	454,964	—	132,530
Net purchases(sales)	(580,738)	—	(726,207)	(0)	—	—
Transfers in and/or out of Level 3(2)	3,154,253	—	—	—	—	—

Balance as of 05/31/2011	$3,944,708	$0	$3,215,661	$1,031,907	$131	$94,550

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at May 31, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(33,715)	$—	$(275,635)	$454,964	$—	$94,550

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 92.7%
Australia - 1.3%

Centamin Egypt, Ltd.†(1)	847,399	$1,789,150
Dart Energy, Ltd.†(1)	231,677	181,204
Emeco Holdings, Ltd.(1)	1,739,674	1,975,167
Incitec Pivot, Ltd.(1)	346,530	1,420,748
Navitas, Ltd.(1)	273,751	1,257,000
Transfield Services, Ltd.(1)	538,076	2,058,248
White Energy Co., Ltd.†(1)	1,039	2,169
White Energy Co., Ltd. (2011 Performance Shares)†(2)(4)	5,863	0

		8,683,686

Austria - 1.8%

Andritz AG(1)	32,998	3,476,120
Austria Technologie & Systemtechnik AG(1)	115,600	2,516,757
Oesterreichische Post AG(1)	97,677	3,178,164
Schoeller-Bleckmann Oilfield Equipment AG(1)	29,775	2,872,830

		12,043,871

Belgium - 1.3%

Barco NV†(1)	40,499	3,224,088
Nyrstar(1)	241,871	3,248,580
S.A. D’Ieteren NV(1)	33,497	2,254,788

		8,727,456

Bermuda - 3.2%

Aquarius Platinum, Ltd.(1)	260,668	1,458,660
China Gas Holdings, Ltd.(1)	4,828,000	2,006,854
China Yurun Food Group, Ltd.(1)	553,000	1,803,196
Digital China Holdings, Ltd.(1)	1,328,000	2,535,961
Hiscox, Ltd.(1)	77,017	535,487
Jardine Matheson Holdings, Ltd.(1)	35,600	1,865,446
Johnson Electric Holdings, Ltd.(1)	1,829,000	1,125,065
Lancashire Holdings, Ltd.(1)	324,552	3,456,126
Midland Holdings, Ltd.(1)	670,000	469,910
Omega Insurance Holdings, Ltd.(1)	294,291	358,933
Peace Mark Holdings, Ltd.†(2)(4)	686,000	0
Petra Diamonds, Ltd.†(1)	44,763	130,159
Sinofert Holdings†(1)	2,464,000	1,139,075
Skyworth Digital Holdings, Ltd.(1)	2,322,000	1,500,458
Texwinca Holdings, Ltd.(1)	1,402,000	1,544,945
Trinity, Ltd.(1)	1,648,000	1,638,061

		21,568,336

Brazil - 0.8%

BR Properties SA	44,300	505,123
Cia Hering	27,000	616,923
EDP -Energias do Brasil SA	21,800	525,052
Estacio Participacoes SA	24,800	364,671
Even Construtora e Incorporadora SA	84,800	462,228
Iguatemi Empresa de Shopping Centers SA	18,000	462,050
Julio Simoes Logistica SA†	68,000	482,713
LPS Brasil Consultoria de Imoveis SA	11,500	288,639
Multiplus SA†	28,700	586,642
Odontoprev SA	24,000	433,529
QGEP Participacoes SA†	36,000	433,072
Totvs SA	20,500	409,285

		5,569,927

British Virgin Islands - 0.0%

Playtech, Ltd.(1)	50,382	283,600

Canada - 0.0%

C&C Energia, Ltd.†	24,417	315,026

Cayman Islands - 3.1%

AAC Acoustic Technologies Holdings, Inc.(1)	1,284,000	3,316,696
Agile Property Holdings, Ltd.(1)	1,020,000	1,762,118
ASM Pacific Technology, Ltd.(1)	135,100	1,825,854
Charm Communications, Inc. ADR†	58,074	692,532
China Lilang, Ltd.(1)	330,000	462,863
Daphne International Holdings, Ltd.(1)	1,842,000	1,770,590
E-House China Holdings, Ltd. ADR	25,564	268,422
HKR International, Ltd.(1)	1,350,400	840,905
KWG Property Holding, Ltd.(1)	752,500	534,661
Lee & Man Paper Manufacturing, Ltd.(1)	1,539,000	942,140
NetEase.com, Inc. ADR†	10,900	502,817
O-Net Communications Group, Ltd.†(1)	1,919,000	935,572
Polarcus, Ltd.†(1)	2,361,581	2,817,989
Shanda Games, Ltd. ADR†	49,211	351,367
Shanda Interactive Entertainment, Ltd. ADR†	9,323	404,432
Shenguan Holdings Group, Ltd.(1)	1,240,000	1,680,809
SPG Land Holdings, Ltd.†(1)	1,518,025	612,627
TPK Holding Co., Ltd.†(1)	37,000	1,208,198
Yingde Gases Group Co., Ltd.†(1)	45,500	41,146

		20,971,738

Chile - 0.1%

Cia Cervecerias Unidas SA	41,500	477,627

China - 1.2%

Qingling Motors Co., Ltd.(1)	1,582,000	500,841
Shandong Chenming Paper Holdings, Ltd.(1)	574,500	419,902
Weichai Power Co., Ltd.(1)	613,800	3,482,942
Wumart Stores, Inc.(1)	356,000	820,283
Zhejiang Expressway Co., Ltd.(1)	818,000	640,973
Zhuzhou CSR Times Electric Co., Ltd.(1)	681,000	2,340,263

		8,205,204

Cyprus - 0.2%

Globaltrans Investment PLC GDR	71,100	1,379,340

Denmark - 0.8%

Christian Hansen Holding A/S(1)	67,831	1,632,901
Tryg A/S(1)	61,919	3,757,509

		5,390,410

Finland - 2.8%

Cramo OYJ(1)	192,218	4,706,442
Konecranes OYJ(1)	75,724	3,135,540
Neste Oil OYJ(1)	96,336	1,673,610
Outokumpu Oyj(1)	155,908	2,299,123
Pohjola Bank PLC(1)	335,774	4,650,819
UPM-Kymmene OYJ(1)	122,629	2,313,117

		18,778,651

France - 6.3%

Eiffage SA(1)	33,298	2,209,397

Eutelsat Communications SA(1)	39,243	1,744,817
GameLoft SA†(1)	881,909	6,418,499
Groupe Eurotunnel SA(1)	262,077	2,856,698
Guyenne et Gascogne SA(1)	9,645	1,527,445
Havas )	479,246	2,458,592
JCDecaux SA†(1)	77,636	2,499,144
Lagardere SCA(1)	96,648	3,963,407
Rubis SA(1)	26,975	3,342,468
Safran SA(1)	88,713	3,625,992
Thales SA(1)	51,688	2,170,933
UBISOFT Entertainment†(1)	176,973	1,760,504
Virbac SA(1)	43,439	7,875,624

		42,453,520

Germany - 4.5%

Aareal Bank AG†(1)	133,437	4,671,571
Aixtron SE NA(1)	79,819	3,167,634
Aurelius AG(1)	69,274	3,062,966
Bank of Georgia GDR†	18,500	323,750
Bilfinger Berger SE(1)	30,702	3,020,419
Brenntag AG†(1)	14,350	1,709,003
Commerzbank AG†(1)	410,496	1,879,499
CTS Eventim AG(1)	50,263	3,504,419
GEA Group AG(1)	100,946	3,400,895
Kabel Deutschland Holding AG†(1)	27,985	1,911,617
NORMA Group†	112,000	3,267,907

		29,919,680

Guernsey - 0.5%

Stobart Group, Ltd.(1)	1,344,900	3,186,860

Hong Kong - 0.9%

China Everbright International, Ltd.(1)	5,505,000	2,359,516
China Taiping Insurance Holdings Co., Ltd.†(1)	308,600	746,008
Hutchison Whampoa, Ltd.(1)	88,000	1,019,355
Lenovo Group, Ltd.(1)	2,968,000	1,734,628
Wharf Holdings, Ltd.(1)	63,800	470,921

		6,330,428

India - 0.4%

HDFC Bank, Ltd. ADR	7,600	1,237,508
Jain Irrigation Systems, Ltd.(1)	83,462	312,472
United Phosphorus, Ltd.(1)	249,761	904,375

		2,454,355

Indonesia - 1.1%

PT AKR Corporindo Tbk(1)	2,572,392	554,655
PT BW Plantation Tbk(1)	22,300,000	3,187,518
PT Hexindo Adiperkasa Tbk(1)	1,769,000	1,357,657
PT United Tractors Tbk(1)	838,852	2,260,537

		7,360,367

Ireland - 4.5%

C&C Group PLC(1)	263,982	1,367,981
DCC PLC(Dublin)(1)	40,117	1,240,537
DCC PLC(London)(1)	226,393	6,956,089
FBD Holdings PLC(Dublin)(1)	416,936	4,385,271
FBD Holdings PLC(London)	20,000	218,743
Grafton Group PLC(1)	526,619	2,737,799
Irish Continental Group PLC(1)	52,500	1,236,800
Kenmare Resources PLC†(1)	3,398,922	2,741,618
Paddy Power PLC(1)	78,768	4,036,213
Ryanair Holdings PLC(1)	394,142	2,010,833
Smurfit Kappa Group PLC†(1)	249,121	3,083,254

		30,015,138

Isle of Man - 0.1%

Hansard Global PLC(1)	147,459	381,209

Italy - 2.2%

Amplifon SpA(1)	779,154	4,444,617
DiaSorin SpA(1)	69,167	3,345,068
Piaggio & C. SpA(1)	842,944	3,221,866
Yoox SpA†(1)	196,841	3,785,805

		14,797,356

Japan - 20.4%

Accordia Golf Co., Ltd.(1)	2,409	1,546,612
Aica Kogyo Co., Ltd.(1)	137,900	1,831,187
Asahi Diamond Industrial Co., Ltd.(1)	110,000	2,412,774
Chugoku Marine Paints, Ltd.(1)	179,000	1,432,358
COOKPAD, Inc.(1)	17,200	350,250
Credit Saison Co., Ltd.(1)	64,900	986,265
Dai-ichi Seiko Co., Ltd.(1)	18,600	809,449
Daicel Chemical Industries, Ltd.(1)	101,000	650,147
Daiei, Inc.†(1)	502,400	1,792,369
Daiseki Co., Ltd.(1)	56,200	1,106,123
Daiwa Securities Group, Inc.(1)	612,000	2,515,057
Dena Co., Ltd.(1)	53,000	1,886,926
Digital Garage, Inc.†(1)	193	945,264
Disco Corp.(1)	7,600	494,499
Don Quijote Co., Ltd.(1)	56,900	1,989,333
Dowa Holdings Co., Ltd.(1)	84,000	501,317
Eiken Chemical Co., Ltd.(1)	35,000	462,658
en-japan, Inc.(1)	741	1,092,520
EPS Co., Ltd.(1)	512	1,120,169
Exedy Corp.(1)	45,700	1,519,242
Ferrotec Corp.(1)	53,200	1,374,836
Foster Electric Co., Ltd.(1)	13,800	279,868
FP Corp.(1)	35,900	2,091,754
Fuji Machine Manufacturing Co., Ltd.(1)	59,500	1,245,221
Fujimi, Inc.(1)	48,000	585,462
GS Yuasa Corp.(1)	106,000	684,662
Hajime Construction Co., Ltd.(1)	78,100	2,021,297
Harmonic Drive Systems, Inc.(1)	25,600	616,761
Hitachi High-Technologies Corp.(1)	19,300	407,221
Hoya Corp.(1)	128,800	2,676,708
Ibiden Co., Ltd.(1)	24,200	786,248
IDEC Corp.(1)	35,900	405,130
Internet Initiative Japan, Inc.(1)	177	633,665
Jafco Co., Ltd.(1)	26,000	623,097
Japan Petroleum Exploration Co.(1)	17,900	857,694
JVC Kenwood Holdings, Inc.†(1)	578,000	2,826,338
Kadokawa Group Holdings, Inc.(1)	39,400	1,244,379
Kajima Corp.(1)	762,000	2,128,395
Kakaku.com, Inc.(1)	195	1,226,131
Kawasaki Kisen Kaisha, Ltd.(1)	711,000	2,398,781
Kenedix, Inc.†(1)	5,649	991,398

Komori Corp.(1)	187,400	1,658,966
Konica Minolta Holdings, Inc.(1)	252,000	2,122,232
Lintec Corp.(1)	40,800	1,198,562
M3, Inc.(1)	339	2,360,728
Mani, Inc.(1)	20,200	691,194
Mazda Motor Corp.†(1)	1,285,000	3,256,846
Micronics Japan Co., Ltd.(1)	127,700	1,251,747
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	16,500	629,854
Mitsui O.S.K. Lines, Ltd.(1)	336,000	1,800,484
Mori Seiki Co., Ltd.(1)	181,100	2,347,498
Nabtesco Corp.(1)	83,100	1,880,779
Nichicon Corp.(1)	28,800	433,127
Nidec Copal Corp.(1)	54,500	636,757
Nihon M&A Center, Inc.(1)	227	1,109,367
Nippon Building Fund, Inc.(1)	117	1,195,934
Nippon Seiki Co., Ltd.(1)	26,000	323,177
Nippon Shinyaku Co., Ltd.(1)	68,000	861,091
Nipro Corp.(1)	33,500	646,630
Nissan Chemical Industries, Ltd.(1)	234,400	2,436,194
Nissen Holdings Co., Ltd.(1)	100,000	627,219
Nissha Printing Co., Ltd.(1)	44,700	847,156
Nomura Real Estate Holdings, Inc.(1)	41,700	646,428
NPC, Inc(1)	57,200	1,330,958
NTT Urban Development Corp.(1)	2,811	2,418,334
Ohara, Inc.(1)	82,500	826,933
Okuma Corp.(1)	62,000	557,108
Osaka Securities Exchange Co., Ltd.(1)	140	598,157
Otsuka Corp.(1)	25,600	1,494,245
Park24 Co, Ltd.(1)	50,000	488,704
Pioneer Corp.†(1)	778,300	3,432,166
Resona Holdings, Inc.(1)	676,100	2,988,590
Rinnai Corp.(1)	15,900	1,109,575
Saint Marc Holdings Co., Ltd.(1)	28,800	1,084,754
Sanwa Holdings Corp.(1)	544,000	1,793,605
Sawai Pharmaceutical Co., Ltd.(1)	7,400	734,071
SBI Holdings, Inc.(1)	5,750	557,591
Senko Co., Ltd.(1)	122,000	407,070
Shimadzu Corp.(1)	87,000	773,531
Shimizu Corp.(1)	190,000	787,735
Shin-Etsu Polymer Co., Ltd.(1)	71,200	357,874
Shinko Electric Industries Co., Ltd.(1)	215,800	2,072,578
Skymark Airlines, Inc.(1)	38,600	470,275
Star Micronics Co., Ltd.(1)	304,700	3,250,539
Sumco Corp.†(1)	146,200	2,637,823
Suruga Bank, Ltd.(1)	606,000	5,024,823
Sysmex Corp.(1)	11,700	416,578
Taiheiyo Cement Corp.†(1)	2,015,000	3,803,610
Taikisha, Ltd.(1)	47,600	951,481
Taiko Pharmaceutical Co., Ltd.(1)	18,400	201,030
Taiyo Ink Manufacturing Co., Ltd.(1)	39,600	1,159,341
Tatsuta Electric Wire and Cable Co., Ltd.(1)	119,000	642,106
Toda Kogyo Corp.(1)	96,000	863,734
Tokyo Seimitsu Co., Ltd.(1)	74,600	1,528,172
Tokyu Livable, Inc.(1)	86,300	776,326
Toshiba Machine Co., Ltd.(1)	150,000	743,364
Toshiba Plant Systems & Services Corp.(1)	76,000	762,590
TS Tech Co., Ltd.(1)	86,300	1,497,035
Union Tool Co.(1)	77,300	1,705,054
Ushio, Inc.(1)	50,000	988,536
Village Vanguard Co., Ltd.(1)	164	641,946
Yamaguchi Financial Group, Inc.(1)	73,000	654,057
Yamaha Motor Co., Ltd.†(1)	146,800	2,628,936
Yamatake Corp.(1)	38,600	842,428

		136,514,898

Jersey - 0.7%

Beazley PLC(1)	168,424	353,875
United Business Media, Ltd.(1)	346,947	3,314,649
West China Cement, Ltd.†(1)	1,985,350	741,466

		4,409,990

Luxembourg - 0.2%

AZ Electronic Materials SA(1)	84,246	468,021
GlobeOp Financial Services SA(1)	71,080	490,560
MHP SA GDR†	23,100	409,332

		1,367,913

Malaysia - 0.1%

KNM Group Bhd(1)	835,000	590,860
KSL Holdings Bhd(1)	69,100	41,319
Top Glove Corp. Bhd(1)	177,400	306,431

		938,610

Mauritius - 0.1%

Golden Agri-Resources, Ltd.(1)	954,474	534,170

Mexico - 0.3%

Genomma Lab Internacional SAB de CV†	122,700	316,357
Industrias CH SAB de CV	120,000	437,204
Mexichem SAB de CV	130,000	507,830
OHL Mexico SAB de CV†	270,000	560,651
Sare Holding SAB de CV, Class B	1,325,000	329,014

		2,151,056

Netherlands - 4.1%

Aalberts Industries NV(1)	148,019	3,518,715
ASM International NV†(1)	169,920	7,182,794
Delta Lloyd NV(1)	181,783	4,208,846
Fugro NV(1)	15,234	1,213,733
Nutreco Holding NV(1)	25,793	1,968,713
PostNL(1)	114,106	1,198,404
SBM Offshore NV(1)	83,095	2,198,777
SNS REAAL NV(1)	611,755	3,230,441
TNT Express NV†	110,558	1,567,015
X5 Retail Group NV GDR(1)	25,300	1,008,605

		27,296,043

Norway - 1.1%
SpareBank 1 SR Bank(1)	323,191	3,200,020
Tomra Systems ASA(1)	425,618	3,897,672

		7,097,692

Panama - 0.1%

Copa Holdings SA, Class A	7,500	468,675

Papua New Guinea - 0.1%

New Britain Palm Oil, Ltd.(1)	34,695	513,938

Philippines - 0.4%

Filinvest Land, Inc.†(1)	30,610,000	872,443
Metro Pacific Investments Corp.(1)	5,639,000	442,872
Security Bank Corp.(1)	618,040	1,334,023

		2,649,338

Portugal - 0.6%

Portucel Empresa Produtora de Pasta e Papel SA(1)	698,855	2,428,653
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA(1)	349,084	1,718,334

		4,146,987

Russia - 0.1%

Pharmstandard GDR†	28,300	735,517

Singapore - 0.9%

Cambridge Industrial Trust(1)	2,090,790	846,823
Fortune Real Estate Investment Trust(1)	1,540,000	742,559
Goodpack, Ltd.(1)	549,000	912,575
SIA Engineering Co., Ltd.(1)	205,000	731,365
Straits Asia Resources, Ltd.(1)	31,000	76,451
Venture Corp., Ltd.(1)	380,000	2,739,340

		6,049,113

South Africa - 0.3%

Aspen Pharmacare Holdings, Ltd.†(1)	85,300	1,096,176
Impala Platinum Holdings, Ltd.(1)	15,800	441,237
Truworths International, Ltd.(1)	54,700	581,852

		2,119,265

South Korea - 3.9%

Cheil Industries, Inc.(1)	28,519	3,657,884
Daegu Bank, Ltd.(2)	70,370	1,010,735
Hankook Tire Co., Ltd.(1)	60,390	2,527,947
Hyundai Glovis Co., Ltd.(1)	12,670	1,830,745
Hyundai Home Shopping Network Corp.†(1)	9,132	1,233,872
Hyundai Mipo Dockyard Co., Ltd.(1)	4,267	700,096
Hyundai Mobis(1)	2,705	952,475
Intelligent Digital Integrated Security(1)	22,753	370,301
KCC Corp.(1)	2,072	612,605
Korea Investment Holdings Co., Ltd.(1)	18,777	590,157
Korean Reinsurance Co.(1)	71,273	833,774
LG Fashion Corp.(1)	30,330	1,084,341
LG Household & Health Care, Ltd.(1)	7,164	2,932,040
OCI Materials Co., Ltd.(1)	12,969	1,556,245
Shinhan Financial Group Co., Ltd.(1)	17,430	785,956
Shinsegae Co. Ltd.(2)(4)	2,012	503,396
SK Holdings Co., Ltd.(1)	3,982	753,455
Sungwoo Hitech Co., Ltd.(1)	189,975	4,262,057

		26,198,081

Spain - 2.0%

Bankinter SA(1)	277,387	1,900,539
Bolsas y Mercados Espanoles(1)	79,492	2,470,102
International Consolidated Airlines Group SA†(1)	445,612	1,735,365
Obrascon Huarte Lain SA(1)	106,734	4,003,930
Vueling Airlines SA†(1)	232,816	3,050,992

		13,160,928

Sweden - 2.0%

Duni AB(1)	215,707	2,076,203
Husqvarna AB, Class B(1)	450,753	3,584,829
Intrum Justitia AB(1)	175,179	2,742,236
Nobia AB†(1)	378,451	2,959,122
Securitas AB, Class B(1)	176,171	1,918,753

		13,281,143

Switzerland - 2.3%

Banque Cantonale Vaudoise(1)	4,582	2,706,813
Gategroup Holding AG(1)	50,199	2,479,447
Kuoni Reisen Holding(1)	8,519	3,545,755
OC Oerlikon Corp AG†(1)	404,561	3,362,330
Sulzer AG(1)	19,442	3,524,621

		15,618,966

Taiwan - 1.4%

Advantech Co., Ltd.(1)	407,000	1,311,985
China Life Insurance Co., Ltd.(1)	835,820	962,077
Delta Electronics, Inc.(1)	144,000	574,630
Fubon Financial Holding Co., Ltd.†(1)	471,000	689,351
Hon Hai Precision Industry Co., Ltd. GDR	97,708	695,681
Lumax International Corp., Ltd.(1)	322,000	889,260
Powertech Technology, Inc.(1)	129,000	482,294
Simplo Technology Co., Ltd.(1)	124,760	991,143
St. Shine Optical Co., Ltd.(1)	97,000	1,420,850
Wistron Corp.(1)	273,346	516,117
Yageo Corp.(1)	1,769,000	968,352

		9,501,740

Thailand - 0.6%

BEC World PCL(3)	573,100	685,639
Big C Supercenter PCL*(3)	313,000	919,373
Kasikornbank PCL(1)	273,300	1,141,088
PTT Exploration & Production PCL(3)	73,300	429,398
TMB Bank PCL†(3)	7,125,500	493,847

		3,669,345

Turkey - 0.3%

Akfen Holding AS†(1)	80,000	592,855
Tofas Turk Otomobil Fabrikasi AS(1)	99,000	479,114
Turk Hava Yollari†(1)	244,300	650,334
Turkiye Sinai Kalkinma Bankasi AS(1)	307,314	514,877

		2,237,180

United Kingdom - 13.2%

Abbey Protection PLC(1)	177,412	232,697
Advanced Medical Solutions Group PLC†(1)	253,952	333,212
Afren PLC†(1)	131,587	360,197
Alternative Networks PLC(1)	127,472	541,195
Amerisur Resources PLC†(1)	434,344	207,238
Amlin PLC(1)	49,807	348,435
Aveva Group PLC(1)	17,097	469,609
Avocet Mining PLC†(1)	160,353	531,796
Axis-Shield PLC(1)	48,212	270,317
Babcock International Group PLC(1)	205,134	2,329,089
BowLeven PLC†(1)	292,878	1,482,573
Brewin Dolphin Holdings PLC(1)	140,059	384,687
Britvic PLC(1)	73,018	524,994
Brooks MacDonald Group PLC(1)	11,334	253,631
BTG PLC(1)	168,350	757,033
Carillion PLC(1)	91,625	578,101
Chemring Group PLC(1)	143,388	1,572,213
Croda International PLC(1)	139,571	4,479,434
CSR PLC†(1)	50,748	300,895
Davis Service Group PLC(1)	40,471	322,606
Dechra Pharmaceuticals PLC(1)	131,358	1,061,643
Devro PLC(1)	100,461	474,234
Dignity PLC(1)	41,552	516,821
Diploma PLC(1)	108,514	651,248
Domino Printing Sciences PLC(1)	94,286	1,037,579
Dunelm Group PLC(1)	69,839	517,704
E2V Technologies PLC(1)	174,211	371,572
Elementis PLC(1)	203,774	530,662
EMIS Group PLC(1)	59,407	523,682
Euromoney Institutional Investor PLC(1)	23,043	252,060
Faroe Petroleum PLC†(1)	50,267	134,180
Fenner PLC(1)	261,186	1,676,125
Fidessa Group PLC(1)	19,980	639,325
Filtrona PLC(1)	127,926	782,091
G4S PLC(1)	550,644	2,586,941
Galiform PLC(1)	284,357	532,969
Go-Ahead Group PLC(1)	11,749	278,866
Gulfsands Petroleum PLC(1)	113,305	494,211
H&T Group PLC(1)	103,413	592,144
Hansteen Holdings PLC(1)	180,160	259,106
Hargreaves Services PLC(1)	21,843	373,834
Hill & Smith Holdings PLC(1)	56,104	363,113
Homeserve PLC(1)	187,188	1,607,937
Hunting PLC(1)	26,276	324,035
IG Group Holdings PLC(1)	424,426	3,143,419
Immunodiagnostic Systems Holdings PLC(1)	21,173	320,745
International Personal Finance PLC(1)	611,648	3,743,235
IQE PLC†(1)	656,723	472,787
James Halstead PLC(1)	91,000	703,580
JD Wetherspoon PLC(1)	57,820	425,064
Jupiter Fund Management PLC†(1)	102,823	487,041
Latchways PLC	12,500	225,673
LSL Property Services PLC(1)	96,962	444,315
Mam Funds PLC†(1)	199,268	109,504
Marston’s PLC(1)	167,481	295,291
May Gurney Integrated Services PLC(1)	189,341	844,826
Mears Group PLC(1)	156,251	723,118
Melrose PLC†(1)	169,173	953,099
Micro Focus International PLC(1)	72,351	446,862
Microgen PLC(1)	234,175	563,997
Millennium & Copthorne Hotels PLC(1)	351,743	2,989,995
Mitie Group PLC(1)	130,909	498,597
Morson Group PLC(1)	133,571	224,114
Mulberry Group PLC(1)	4,527	107,986
N Brown Group PLC(1)	117,250	562,601
Nanoco Group PLC†(1)	1,596,626	2,088,573
NCC Group PLC(1)	32,667	294,750
Northgate PLC†(1)	65,625	354,430
PayPoint PLC(1)	87,675	749,324
Phoenix IT Group, Ltd.(1)	131,635	466,601
Premier Oil PLC†(1)	506,552	3,988,874
PZ Cussons PLC(1)	50,108	301,132
Renishaw PLC(1)	12,049	335,570
RM PLC(1)	274,397	661,779
Robert Walters PLC(1)	595,016	2,871,574
Rotork PLC(1)	18,862	537,047
RPC Group PLC(1)	144,933	849,421
RPS Group PLC(1)	60,951	248,460
RSM Tenon Group PLC(1)	263,491	101,916
RWS Holdings PLC(1)	83,339	535,304
Salamander Energy PLC(1)	99,005	468,185
SDL PLC(1)	49,286	573,649
Senior PLC(1)	240,961	616,535
Serco Group PLC(1)	92,494	878,979
Spectris PLC(1)	28,322	734,431
Spirax-Sarco Engineering PLC(1)	123,847	4,062,894
Spirent Communications PLC(1)	232,497	591,262
St James’s Place PLC(1)	897,648	5,072,785
Staffline Group PLC(1)	25,637	101,661
Sthree PLC(1)	45,585	309,271
Synergy Health PLC(1)	161,794	2,294,676
Telecity Group PLC†(1)	372,479	3,334,099
Ultra Electronics Holdings PLC(1)	18,241	507,930
Valiant Petroleum PLC(1)	27,383	259,306
Victrex PLC(1)	23,975	595,896
YouGov PLC†(1)	211,761	189,982
Yule Catto & Co. PLC(1)	661,878	2,422,100

		88,546,279

United States - 0.4%

AsiaInfo-Linkage, Inc.†	67,340	1,207,406
Gran Tierra Energy, Inc.†	55,000	397,378
ResMed, Inc. CDI †(1)	400,000	1,286,972

		2,891,756

Total Common Stock
(cost $526,376,370)		621,392,408

EXCHANGE-TRADED FUNDS - 3.0%
France - 0.3%

Lyxor ETF Eastern Europe(1)	46,336	1,525,433

Lyxor ETF Russia(1)	10,283	513,126

		2,038,559

Ireland - 0.7%

iShares MSCI EM Latin America(1)	152,507	4,456,911

Luxembourg - 0.8%

db x-trackers – MSCI Emerging Latin America TRN Index ETF	82,500	5,501,925

United States - 1.2%

iShares MSCI South Africa Index Fund	80,157	5,841,842
iShares MSCI Turkey Index Fund	32,230	1,981,823

		7,823,665

Total EXCHANGE-TRADED FUNDS
(cost $16,960,853)		19,821,060

PREFERRED STOCK - 0.8%

Brazil - 0.1%

Banco ABC Brasil SA	26,000	198,574
Parana Banco SA	51,100	407,763

		606,337

Germany - 0.5%

Jungheinrich AG(1)	80,966	3,743,224

South Korea - 0.2%

Hyundai Motor Co.(1)	16,636	1,234,343

Total Preferred Stock
(cost $3,978,068)		5,583,904

RIGHTS - 0.1%
Germany - 0.1%

Commerzbank AG Expires 06/06/11 (strike price EUR 2.18 )† (cost $542,279)	410,496	522,809

Total Long-Term Investment Securities
(cost $547,857,570)		647,320,181

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposit - 1.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11
(cost $9,881,000)	$9,881,000	9,881,000
TOTAL INVESTMENTS
(cost $557,738,570) (5)	98.1%	657,201,181
Other assets less liabilities	1.9	12,761,044

NET ASSETS -	100.0%	$669,962,225

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $919,373 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $604,757,522 representing 90.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
GDR -	Global Depository Receipt

Currency Legend

EUR - Euro

Industry Allocation*
Banks-Commercial	4.5%
Electronic Components-Misc.	3.5
Exchange-Traded Funds	3.0
Distribution/Wholesale	2.2
Insurance-Property/Casualty	2.2
Machinery-General Industrial	2.0
Semiconductor Equipment	1.9
Diversified Manufacturing Operations	1.8
Transport-Services	1.8
Electronic Components-Semiconductors	1.7
Chemicals-Specialty	1.6
Time Deposit	1.5
Chemicals-Diversified	1.5
Oil Companies-Exploration & Production	1.4
Paper & Related Products	1.4
Veterinary Products	1.4
Diversified Operations	1.3
Entertainment Software	1.3
Airlines	1.3
Real Estate Operations & Development	1.2
Building & Construction-Misc.	1.2
Auto/Truck Parts & Equipment-Original	1.1
Audio/Video Products	1.1
Retail-Misc./Diversified	1.1
Rental Auto/Equipment	1.1
Insurance-Life/Health	1.1
Diversified Financial Services	1.0
Finance-Investment Banker/Broker	1.0
Food-Misc.	0.9
Electronics-Military	0.8
Auto-Cars/Light Trucks	0.8
Transport-Marine	0.8
Machinery-Electrical	0.8
Advertising Services	0.8
Insurance-Multi-line	0.7
Machinery-Material Handling	0.7
Building-Heavy Construction	0.7
Banks-Mortgage	0.7
Building Products-Cement	0.7
Security Services	0.7
Agricultural Operations	0.7
Finance-Other Services	0.7
Transport-Rail	0.6
Retail-Apparel/Shoe	0.6
Gambling (Non-Hotel)	0.6
Multimedia	0.6
Electronic Measurement Instruments	0.6
Recycling	0.6
Telecom Services	0.6
E-Commerce/Products	0.6
Commercial Services	0.6
Computers	0.6
Home Furnishings	0.6
Engineering/R&D Services	0.5
Oil-Field Services	0.5
Medical-Drugs	0.5
Diagnostic Kits	0.5
Cable/Satellite TV	0.5
Consumer Products-Misc.	0.5
Publishing-Periodicals	0.5
Travel Services	0.5
Leisure Products	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Agricultural Chemicals	0.5
Retail-Discount	0.5
Gas-Distribution	0.5
Metal Products-Fasteners	0.5
Metal-Diversified	0.5
Diversified Minerals	0.5
Banks-Money Center	0.5
Motorcycle/Motor Scooter	0.5
Private Equity	0.5
Batteries/Battery Systems	0.5
E-Commerce/Services	0.5
Human Resources	0.4
Electric Products-Misc.	0.4
Cosmetics & Toiletries	0.4
Building-Maintance & Services	0.4
Real Estate Investment Trusts	0.4
Internet Connectivity Services	0.4
Hotels/Motels	0.4
Containers-Paper/Plastic	0.4
Oil Field Machinery & Equipment	0.4
Seismic Data Collection	0.4
Building-Residential/Commercial	0.4
Commercial Services-Finance	0.4
Retail-Building Products	0.4
Recreational Vehicles	0.4
Food-Retail	0.4
Rubber-Tires	0.4
Oil Refining & Marketing	0.4
Tools-Hand Held	0.4
Computers-Periphery Equipment	0.4
Gold Mining	0.4
Transport-Truck	0.4
Medical Products	0.3
Real Estate Management/Services	0.3
Advanced Materials	0.3
Alternative Waste Technology	0.3
Machine Tools & Related Products	0.3
Consulting Services	0.3
Steel-Specialty	0.3
Medical Labs & Testing Services	0.3
Machinery-Construction & Mining	0.3
Aerospace/Defense	0.3
Textile-Products	0.3
Photo Equipment & Supplies	0.3
Housewares	0.3
Coatings/Paint	0.3
Pipelines	0.3
Platinum	0.3
Enterprise Software/Service	0.3
Building Products-Doors & Windows	0.3
Satellite Telecom	0.3
Miscellaneous Manufacturing	0.3
Internet Content-Information/News	0.3
Machinery-Print Trade	0.2
Schools	0.2
Extended Service Contracts	0.2
Investment Management/Advisor Services	0.2
Food-Meat Products	0.2
Transport-Air Freight	0.2
Golf	0.2
Computers-Integrated Systems	0.2
Medical-Generic Drugs	0.2
Instruments-Controls	0.2
Optical Supplies	0.2
Beverages-Wine/Spirits	0.2
Respiratory Products	0.2
Publishing-Books	0.2
Public Thoroughfares	0.2
Medical Instruments	0.2
Retail-Catalog Shopping	0.2
Building Products-Air & Heating	0.2
Retail-Restaurants	0.2

Textile-Apparel	0.2
Computer Services	0.2
Rubber/Plastic Products	0.2
Transport-Equipment & Leasing	0.2
Internet Infrastructure Software	0.1
Lighting Products & Systems	0.1
Finance-Credit Card	0.1
E-Services/Consulting	0.1
Networking Products	0.1
Building & Construction Products-Misc.	0.1
Insurance-Reinsurance	0.1
Retail-Hypermarkets	0.1
Electronic Connectors	0.1
Circuit Boards	0.1
Semiconductor Components-Integrated Circuits	0.1
Chemicals-Plastics	0.1
Brewery	0.1
Shipbuilding	0.1
Advertising Agencies	0.1
Television	0.1
Educational Software	0.1
Wire & Cable Products	0.1
Retail-Bookstores	0.1
Applications Software	0.1
Finance-Leasing Companies	0.1
Venture Capital	0.1
Retail-Pawn Shops	0.1
Telecommunication Equipment	0.1
Metal Processors & Fabrication	0.1
Power Converter/Supply Equipment	0.1
Internet Financial Services	0.1
Electric-Integrated	0.1
Beverages-Non-alcoholic	0.1
Medical Information Systems	0.1
Retail-Home Furnishings	0.1
Funeral Services & Related Items	0.1
Petrochemicals	0.1
Web Portals/ISP	0.1
Apparel Manufacturers	0.1
Water	0.1
Capacitors	0.1
Retail-Pubs	0.1
Internet Content-Entertainment	0.1
Industrial Audio & Video Products	0.1

98.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$42,453,520	#	$—	$42,453,520
Japan	—	136,514,898	#	—	136,514,898
United Kingdom	225,673	88,320,606	#	—	88,546,279
Other Countries*	23,839,862	328,523,718	#	1,514,131	353,877,711
Exchange -Traded Funds	13,325,590	6,495,470	#	—	19,821,060
Preferred Stock	606,337	4,977,567	#	—	5,583,904
Rights	522,809	—		—	522,809
Short-Term Investment Securities:
Time Deposits	—	9,881,000		—	9,881,000

Total	$38,520,271	$617,166,779		$1,514,131	$657,201,181

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $604,757,522 representing 90.3% of net ssets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights
Balance as of 08/31/2010	$119,134	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	19,527	—
Change in unrealized appreciation(depreciation)(1)	246,259	—
Net purchases(sales)	1,352,348	(0)
Transfers in and/or out of Level 3	(223,137)	—

Balance as of 05/31/2011	$1,514,131	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock	Rights
$638	$—

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.9%
Advertising Agencies - 2.0%

Omnicom Group, Inc.	73,960	$3,459,109

Aerospace/Defense - 0.5%

General Dynamics Corp.	3,000	222,660
Raytheon Co.	6,500	327,470
Rockwell Collins, Inc.	6,000	366,780

		916,910

Aerospace/Defense-Equipment - 0.2%

United Technologies Corp.	5,000	438,850

Agricultural Chemicals - 0.1%

Mosaic Co.	2,500	177,125

Applications Software - 0.3%

Microsoft Corp.	22,200	555,222

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	17,896	569,272

Auto/Truck Parts & Equipment-Original - 1.0%

Johnson Controls, Inc.	46,130	1,826,748

Banks-Commercial - 0.2%

BB&T Corp.	11,000	302,940

Banks-Fiduciary - 0.4%

State Street Corp.	16,000	732,320

Banks-Super Regional - 6.0%

Capital One Financial Corp.	17,540	953,124
Comerica, Inc.	47,570	1,717,753
PNC Financial Services Group, Inc.	31,810	1,985,580
SunTrust Banks, Inc.	55,690	1,566,560
US Bancorp	33,300	852,480
Wells Fargo & Co.	123,450	3,502,276

		10,577,773

Batteries/Battery Systems - 1.0%

Energizer Holdings, Inc.†	22,310	1,718,986

Beverages-Non-alcoholic - 3.1%

Coca-Cola Co.	2,800	187,068
Dr Pepper Snapple Group, Inc.	38,750	1,596,500
PepsiCo, Inc.	51,630	3,671,926

		5,455,494

Brewery - 0.3%

Molson Coors Brewing Co., Class B	11,500	536,475

Building & Construction Products-Misc. - 0.6%

Owens Corning†	29,190	1,115,058

Building-Residential/Commercial - 0.6%

NVR, Inc.†	650	484,900
Toll Brothers, Inc.†	26,180	569,415

		1,054,315

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	14,000	353,360

Cellular Telecom - 0.9%

Sprint Nextel Corp.†	114,100	667,485
Vodafone Group PLC ADR	31,000	868,930

		1,536,415

Chemicals-Diversified - 1.7%

Celanese Corp., Series A	25,570	1,331,941
Dow Chemical Co.	43,580	1,574,546

		2,906,487

Coal - 0.6%

Alpha Natural Resources, Inc.†	20,520	1,124,291

Commercial Services-Finance - 0.8%

Moody’s Corp.	16,900	674,479
Visa, Inc., Class A	2,800	226,968
Western Union Co.	23,000	472,880

		1,374,327

Computer Services - 1.1%

Accenture PLC, Class A	21,410	1,228,720
International Business Machines Corp.	4,200	709,506

		1,938,226

Computers - 0.2%

Hewlett-Packard Co.	9,000	336,420

Computers-Integrated Systems - 0.4%

Teradata Corp.†	11,750	655,533

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	2,400	163,920

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co.	7,200	482,400

Cruise Lines - 1.0%

Carnival Corp.	45,040	1,748,002

Diversified Banking Institutions - 4.6%

Bank of America Corp.	120,640	1,417,520
Citigroup, Inc.	37,737	1,552,877
Goldman Sachs Group, Inc.	3,000	422,190
JPMorgan Chase & Co.	107,540	4,650,030

		8,042,617

Diversified Manufacturing Operations - 5.5%

3M Co.	4,500	424,710
Cooper Industries PLC	9,120	573,192
Dover Corp.	27,350	1,838,741
Eaton Corp.	16,400	847,388
General Electric Co.	225,030	4,419,589
Honeywell International, Inc.	9,840	585,972
Illinois Tool Works, Inc.	5,000	286,600
Tyco International, Ltd.	12,400	611,940

		9,588,132

E-Commerce/Services - 0.3%

eBay, Inc.†	18,890	588,801

Electric-Integrated - 1.9%

Constellation Energy Group, Inc.	4,800	178,464
Entergy Corp.	3,900	265,785
NextEra Energy, Inc.	10,470	606,736
PPL Corp.	78,230	2,205,304

		3,256,289

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	5,000	170,400

Electronic Components-Semiconductors - 0.2%

Intel Corp.	19,000	427,690

Electronic Connectors - 0.3%

Thomas & Betts Corp.†	10,420	570,495

Electronic Forms - 0.2%

Adobe Systems, Inc.†	10,000	346,300

Engineering/R&D Services - 0.4%

KBR, Inc.	9,400	350,808

URS Corp.†	8,700	383,322

		734,130

Enterprise Software/Service - 1.6%

BMC Software, Inc.†	28,090	1,568,265
Oracle Corp.	34,810	1,191,198

		2,759,463

Entertainment Software - 0.9%

Electronic Arts, Inc.†	61,610	1,503,900

Finance-Credit Card - 0.8%

American Express Co.	12,820	661,512
Discover Financial Services	28,500	679,440

		1,340,952

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	62,560	1,348,168

Food-Misc. - 0.5%

General Mills, Inc.	7,000	278,390
Unilever PLC ADR	16,700	544,253

		822,643

Food-Retail - 0.2%

Kroger Co.	12,500	310,250

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	7,500	241,575

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	48,790	868,950

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†	5,200	243,048

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	6,430	611,429

Instruments-Scientific - 0.7%

Thermo Fisher Scientific, Inc.†	18,230	1,193,154

Insurance Brokers - 1.4%

AON Corp.	24,960	1,301,664
Marsh & McLennan Cos., Inc.	40,290	1,235,694

		2,537,358

Insurance-Life/Health - 0.7%

Prudential Financial, Inc.	19,580	1,248,812

Insurance-Multi-line - 1.9%

Allstate Corp.	20,000	627,600
Genworth Financial, Inc., Class A†	70,280	780,811
MetLife, Inc.	43,330	1,910,853

		3,319,264

Insurance-Property/Casualty - 0.5%

Chubb Corp.	7,000	459,130
Travelers Cos., Inc.	5,900	366,272

		825,402

Insurance-Reinsurance - 0.7%

Berkshire Hathaway, Inc., Class B†	5,500	434,885
Everest Re Group, Ltd.	5,000	444,850
PartnerRe, Ltd.	5,000	374,200

		1,253,935

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†	4,600	156,101

Internet Security - 0.3%

Symantec Corp.†	25,000	488,750

Investment Management/Advisor Services - 1.8%

Ameriprise Financial, Inc.	30,570	1,871,801
Franklin Resources, Inc.	6,910	895,398
Invesco, Ltd.	16,000	394,720

		3,161,919

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	11,080	1,172,264

Machinery-Farming - 0.2%

Deere & Co.	3,400	292,672

Medical Instruments - 0.7%

Medtronic, Inc.	24,240	986,568
St. Jude Medical, Inc.	5,000	253,350

		1,239,918

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	3,400	342,822

Medical Products - 2.8%

Baxter International, Inc.	17,040	1,014,221
Becton, Dickinson and Co.	5,500	481,525
Johnson & Johnson	33,270	2,238,738
Zimmer Holdings, Inc.†	16,620	1,126,171

		4,860,655

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.†	29,000	1,755,660
Gilead Sciences, Inc.†	3,900	162,786
Life Technologies Corp.†	5,000	259,850

		2,178,296

Medical-Drugs - 5.6%

Abbott Laboratories	11,300	590,425
Merck & Co., Inc.	80,530	2,959,478
Novartis AG ADR	7,000	451,640
Pfizer, Inc.	273,650	5,869,792

		9,871,335

Medical-Generic Drugs - 0.7%

Mylan, Inc.†	12,070	284,188
Teva Pharmaceutical Industries, Ltd. ADR	5,000	254,500
Watson Pharmaceuticals, Inc.†	10,280	661,518

		1,200,206

Medical-HMO - 1.7%

CIGNA Corp.	22,160	1,105,562
UnitedHealth Group, Inc.	31,990	1,565,911
WellPoint, Inc.	4,400	343,948

		3,015,421

Medical-Hospitals - 0.7%

HCA Holdings, Inc.†	19,490	680,006
Universal Health Services, Inc., Class B	11,390	620,641

		1,300,647

Medical-Wholesale Drug Distribution - 1.0%

McKesson Corp.	20,130	1,723,329

Metal-Aluminum - 0.1%

Alcoa, Inc.	14,000	235,340

Metal-Copper - 0.5%

Freeport-McMoRan Copper & Gold, Inc.	18,130	936,233

Mining - 0.4%

Goldcorp, Inc.	13,500	675,945

Multimedia - 3.7%

News Corp., Class A	75,440	1,383,570
Time Warner, Inc.	59,850	2,180,335
Viacom, Inc., Class B	22,210	1,119,606
Walt Disney Co.	42,700	1,777,601

		6,461,112

Networking Products - 0.6%

Cisco Systems, Inc.	61,090	1,026,312

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	9,600	302,592

Office Automation & Equipment - 0.7%

Pitney Bowes, Inc.	52,920	1,264,259

Oil Companies-Exploration & Production - 7.6%

Anadarko Petroleum Corp.	35,230	2,801,490
Apache Corp.	1,700	211,820
Devon Energy Corp.	5,800	487,606
EOG Resources, Inc.	5,880	641,743
EQT Corp.	5,000	270,900
Forest Oil Corp.†	8,300	248,170
Noble Energy, Inc.	5,700	531,240
Occidental Petroleum Corp.	56,960	6,143,136
QEP Resources, Inc.	34,590	1,504,665
Southwestern Energy Co.†	9,500	415,815
Ultra Petroleum Corp.†	2,700	131,274

		13,387,859

Oil Companies-Integrated - 1.9%

Exxon Mobil Corp.	35,920	2,998,242
Hess Corp.	5,000	395,150

		3,393,392

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.	4,200	304,836

Oil-Field Services - 3.0%

Schlumberger, Ltd.	62,150	5,327,498

Pipelines - 0.4%

Enterprise Products Partners LP	3,600	149,904
Kinder Morgan, Inc.†	17,200	503,788

		653,692

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	9,370	619,919

Publishing-Books - 0.2%

Reed Elsevier NV ADR	10,000	269,300

Real Estate Investment Trusts - 0.7%

Boston Properties, Inc.	3,000	325,050
Equity Residential	2,300	142,209
Public Storage	2,200	260,348
Simon Property Group, Inc.	1,700	200,702
Weyerhaeuser Co.	16,000	344,640

		1,272,949

Retail-Apparel/Shoe - 0.8%

Gap, Inc.	14,000	271,600
Guess?, Inc.	23,630	1,080,364

		1,351,964

Retail-Building Products - 0.9%

Home Depot, Inc.	33,280	1,207,398
Lowe’s Cos., Inc.	14,400	347,616

		1,555,014

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	7,500	238,200

Retail-Discount - 0.6%

Target Corp.	10,400	515,112
Wal-Mart Stores, Inc.	10,100	557,722

		1,072,834

Retail-Drug Store - 1.4%

CVS Caremark Corp.	48,150	1,862,923
Walgreen Co.	13,700	597,731

		2,460,654

Retail-Office Supplies - 0.5%

Staples, Inc.	55,380	931,492

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.	9,000	479,160

Retail-Restaurants - 0.1%

McDonald’s Corp.	1,100	89,694

Savings & Loans/Thrifts - 0.2%

People’s United Financial, Inc.	21,000	280,350
Washington Federal, Inc.	10,000	158,900

		439,250

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	27,700	381,706

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	26,320	530,348

Telephone-Integrated - 1.2%

AT&T, Inc.	34,200	1,079,352
CenturyLink, Inc.	14,500	626,255
Verizon Communications, Inc.	11,800	435,774

		2,141,381

Television - 0.4%

CBS Corp., Class B	23,020	643,409

Tools-Hand Held - 0.3%

Stanley Black & Decker, Inc.	8,040	593,995

Transport-Rail - 0.9%

Kansas City Southern†	6,600	388,674
Union Pacific Corp.	12,100	1,270,137

		1,658,811

Web Portals/ISP - 0.6%

AOL, Inc.†	47,760	982,423

Wireless Equipment - 1.6%

QUALCOMM, Inc.	46,770	2,740,254

X-Ray Equipment - 0.1%

Hologic, Inc.†	8,000	172,000

Total Long-Term Investment Securities
(cost $146,050,877)		171,807,297

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Time Deposits - 0.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11	$339,000	339,000

U.S. Government Agencies - 2.0%

Federal Home Loan Bank Disc. Notes 0.00% due 06/01/11	3,600,000	3,600,000

Total Short-Term Investment Securities (cost $3,939,000)		3,939,000

TOTAL INVESTMENTS (cost $149,989,877)(1)	100.1%	175,746,297
Liabilities in excess of other assets	(0.1)	(178,054)

NET ASSETS	100.0%	$175,568,243

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- America Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$10,577,773	$—	$—	$10,577,773
Diversified Manufacturing Operations	9,588,132	—	—	9,588,132
Medical - Drugs	9,871,335	—	—	9,871,335
Oil Companies - Exploration & Production	13,387,859	—	—	13,387,859
Other Industries*	128,382,198	—	—	128,382,198
Short-Term Investment Securities:
Time Deposits	—	339,000	—	339,000
U.S. Government Treasuries	—	3,600,000	—	3,600,000

Total	$171,807,297	$3,939,000	$—	$175,746,297

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.0%
Advertising Sales - 0.4%

Lamar Advertising Co., Class A†	23,970	$696,089

Aerospace/Defense-Equipment - 0.6%

BE Aerospace, Inc.†	32,660	1,222,137

Agricultural Chemicals - 1.6%

CF Industries Holdings, Inc.	19,860	3,054,071

Airlines - 0.7%

United Continental Holdings, Inc.	52,880	1,277,052

Apparel Manufacturers - 0.9%

Coach, Inc.	28,260	1,799,032

Applications Software - 4.2%

Citrix Systems, Inc.†	21,970	1,925,011
Intuit, Inc.†	52,760	2,847,457
Red Hat, Inc.†	30,400	1,325,440
Salesforce.com, Inc.†	12,460	1,897,160

		7,995,068

Auto-Heavy Duty Trucks - 0.5%

Navistar International Corp.†	14,220	936,671

Auto/Truck Parts & Equipment-Original - 1.5%

BorgWarner, Inc.†	16,620	1,205,116
Lear Corp.	33,920	1,723,815

		2,928,931

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†	26,420	1,150,855

Casino Hotels - 1.1%

Las Vegas Sands Corp.†	21,880	908,895
Wynn Resorts, Ltd.	7,960	1,166,299

		2,075,194

Cellular Telecom - 1.0%

MetroPCS Communications, Inc.†	100,800	1,804,320

Chemicals-Diversified - 1.4%

Celanese Corp., Series A	30,620	1,594,996
Solutia, Inc.†	42,460	1,060,226

		2,655,222

Chemicals-Specialty - 0.6%

Cabot Corp.	28,990	1,224,248

Coal - 0.9%

Consol Energy, Inc.	17,830	914,144
Walter Energy, Inc.	7,010	873,096

		1,787,240

Coffee - 1.2%

Green Mountain Coffee Roasters, Inc.†	27,320	2,250,348

Commercial Services - 1.0%

Alliance Data Systems Corp.†	20,120	1,889,872

Commercial Services-Finance - 1.7%

Moody’s Corp.	52,020	2,076,118
Western Union Co.	58,420	1,201,115

		3,277,233

Computer Data Security - 0.9%

Fortinet, Inc.†	33,830	1,640,417

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	12,310	936,053
IHS, Inc., Class A†	16,260	1,426,327

		2,362,380

Computers-Integrated Systems - 1.3%

Teradata Corp.†	45,900	2,560,761

Computers-Memory Devices - 1.5%

NetApp, Inc.†	53,630	2,937,315

Containers-Metal/Glass - 1.0%

Crown Holdings, Inc.†	45,740	1,857,501

Cosmetics & Toiletries - 0.5%

Estee Lauder Cos., Inc., Class A	10,080	1,033,301

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd.†	24,300	947,700

Decision Support Software - 0.5%

MSCI, Inc., Class A†	24,860	938,962

Diagnostic Equipment - 0.5%

Gen-Probe, Inc.†	11,350	928,317

Distribution/Wholesale - 1.1%

Fastenal Co.	33,500	1,111,530
Fossil, Inc.†	9,770	1,034,057

		2,145,587

E-Commerce/Services - 1.8%

Ctrip.com International, Ltd. ADR†	25,460	1,145,700
Netflix, Inc.†	3,590	972,172
priceline.com, Inc.†	2,610	1,344,646

		3,462,518

Electric Products-Misc. - 0.9%

AMETEK, Inc.	37,205	1,618,045

Electric-Transmission - 0.8%

ITC Holdings Corp.	19,930	1,440,740

Electronic Components-Misc. - 0.7%

Gentex Corp.	44,890	1,317,521

Electronic Components-Semiconductors - 1.4%

Altera Corp.	31,300	1,505,217
ARM Holdings PLC ADR	37,344	1,066,171

		2,571,388

Electronic Measurement Instruments - 0.8%

Trimble Navigation, Ltd.†	34,470	1,505,994

Engineering/R&D Services - 0.8%

McDermott International, Inc.†	73,250	1,554,365

Engines-Internal Combustion - 1.8%

Cummins, Inc.	32,720	3,443,453

Enterprise Software/Service - 1.1%

Concur Technologies, Inc.†	20,270	1,012,892
Informatica Corp.†	17,570	1,030,656

		2,043,548

Entertainment Software - 1.6%

Electronic Arts, Inc.†	122,820	2,998,036

Filtration/Separation Products - 0.6%

Pall Corp.	20,140	1,129,854

Finance-Credit Card - 0.6%

Discover Financial Services	50,060	1,193,430

Finance-Other Services - 0.5%

IntercontinentalExchange, Inc.†	8,030	968,820

Footwear & Related Apparel - 0.6%

Deckers Outdoor Corp.†	12,400	1,129,640

Gold Mining - 0.9%

Agnico-Eagle Mines, Ltd.	27,000	1,746,900

Hazardous Waste Disposal - 0.5%

Stericycle, Inc.†	9,850	877,537

Home Furnishings - 1.4%

Tempur-Pedic International, Inc.†	40,340	2,623,714

Hotel/Motels - 0.8%

Starwood Hotels & Resorts Worldwide, Inc.	24,410	1,488,522

Human Resources - 0.7%

SuccessFactors, Inc.†	36,020	1,263,221

Industrial Automated/Robotic - 0.7%

Rockwell Automation, Inc.	16,000	1,329,760

Instruments-Controls - 0.8%

Sensata Technologies Holding NV†	40,830	1,481,312

Insurance Brokers - 1.0%

Marsh & McLennan Cos., Inc.	60,480	1,854,922

Internet Content-Information/News - 0.8%

WebMD Health Corp.†	31,560	1,504,781

Internet Infrastructure Software - 0.5%

TIBCO Software, Inc.†	32,740	919,667

Intimate Apparel - 1.0%

Warnaco Group, Inc.†	33,600	1,853,040

Investment Management/Advisor Services - 1.9%

Affiliated Managers Group, Inc.†	19,360	2,046,933
T. Rowe Price Group, Inc.	24,850	1,573,005

		3,619,938

Machinery-Construction & Mining - 1.2%

Joy Global, Inc.	25,280	2,266,352

Machinery-Electrical - 0.6%

Regal-Beloit Corp.	17,130	1,181,970

Machinery-Farming - 0.5%

AGCO Corp.†	18,620	962,095

Medical Information Systems - 0.8%

Cerner Corp.†	12,670	1,521,667

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	3,230	1,127,270

Medical Labs & Testing Services - 1.5%

ICON PLC ADR†	57,070	1,460,421
Laboratory Corp. of America Holdings†	13,670	1,378,346

		2,838,767

Medical Products - 0.7%

Hospira, Inc.†	24,530	1,356,264

Medical-Biomedical/Gene - 3.9%

Alexion Pharmaceuticals, Inc.†	29,420	1,395,096
Dendreon Corp.†	36,160	1,532,823
Human Genome Sciences, Inc.†	42,360	1,159,393
Illumina, Inc.†	19,940	1,437,275
Life Technologies Corp.†	37,380	1,942,639

		7,467,226

Medical-Generic Drugs - 1.1%

Watson Pharmaceuticals, Inc.†	32,670	2,102,314

Medical-HMO - 1.1%

CIGNA Corp.	40,190	2,005,079

Medical-Wholesale Drug Distribution - 1.2%

AmerisourceBergen Corp.	57,240	2,359,433

Metal-Iron - 0.6%

Cliffs Natural Resources, Inc.	12,150	1,102,005

Networking Products - 0.8%

Acme Packet, Inc.†	19,550	1,479,739

Oil Companies-Exploration & Production - 2.8%

Concho Resources, Inc.†	18,210	1,722,848
Continental Resources, Inc.†	24,300	1,609,146
Denbury Resources, Inc.†	43,440	953,942
Range Resources Corp.	17,750	992,580

		5,278,516

Oil Field Machinery & Equipment - 1.7%

Cameron International Corp.†	52,210	2,488,329
National Oilwell Varco, Inc.	11,480	833,218

		3,321,547

Pharmacy Services - 0.9%

Express Scripts, Inc.†	29,770	1,773,101

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	9,890	960,814

Retail-Apparel/Shoe - 0.7%

Lululemon Athletica, Inc.†	15,580	1,414,664

Retail-Jewelry - 0.8%

Tiffany & Co.	21,130	1,598,696

Retail-Major Department Stores - 1.3%

Nordstrom, Inc.	28,090	1,315,455
TJX Cos., Inc.	23,500	1,245,970

		2,561,425

Retail-Petroleum Products - 0.6%

World Fuel Services Corp.	32,230	1,178,973

Retail-Restaurants - 0.5%

Panera Bread Co., Class A†	7,660	957,730

Retail-Sporting Goods - 0.5%

Dick’s Sporting Goods, Inc.†	22,730	903,290

Retirement/Aged Care - 0.9%

Brookdale Senior Living, Inc.†	69,830	1,802,312

Rubber-Tires - 1.3%

Cooper Tire & Rubber Co.	45,690	1,103,870
Goodyear Tire & Rubber Co.†	74,570	1,322,126

		2,425,996

Savings & Loans/Thrifts - 0.5%

BankUnited, Inc.†	34,930	990,615

Schools - 0.5%

New Oriental Education & Technology Group ADR†	7,900	914,978

Semiconductor Components-Integrated Circuits - 0.9%

Maxim Integrated Products, Inc.	64,980	1,770,705

Semiconductor Equipment - 0.5%

Novellus Systems, Inc.†	26,300	953,901

Steel-Producers - 0.5%

Steel Dynamics, Inc.	54,150	925,965

Telecom Equipment-Fiber Optics - 0.6%

JDS Uniphase Corp.†	53,080	1,071,685

Television - 0.9%

CBS Corp., Class B	63,450	1,773,427

Theaters - 0.6%

Cinemark Holdings, Inc.	53,123	1,155,425

Transactional Software - 0.5%

VeriFone Systems, Inc.†	20,390	981,371

Transport-Air Freight - 0.7%

Atlas Air Worldwide Holdings, Inc.†	20,940	1,325,293

Transport-Marine - 0.6%

Tidewater, Inc.	20,770	1,135,081

Transport-Rail - 0.9%

Kansas City Southern†	28,670	1,688,376

Transport-Services - 1.2%

C.H. Robinson Worldwide, Inc.	17,650	1,415,883
Expeditors International of Washington, Inc.	17,600	929,632

		2,345,515

Vitamins & Nutrition Products - 2.4%

Herbalife, Ltd.	55,940	3,148,303
Mead Johnson Nutrition Co.	19,630	1,330,718

		4,479,021

Web Portals/ISP - 0.5%

SINA Corp.†	8,350	991,897

Wireless Equipment - 1.2%

Aruba Networks, Inc.†	40,860	1,161,241
Crown Castle International Corp.†	26,400	1,093,224

		2,254,465

Total Long-Term Investment Securities
(cost $152,124,227)		179,021,455

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Time Deposits - 5.6%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 06/01/11 (cost $10,605,000)	$10,605,000	10,605,000

TOTAL INVESTMENTS
(cost $162,729,227) (1)	99.6%	189,626,455
Other assets less liabilities	0.4%	747,847

NET ASSETS	100.0%	$190,374,302

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$179,021,455	$—	$—	$179,021,455
Short-Term Investment Securities:
Time Deposits	—	10,605,000	—	10,605,000

Total	$179,021,455	$10,605,000	$—	$189,626,455

See	Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.5%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	163,329	$1,948,515

Aerospace/Defense - 0.9%

Esterline Technologies Corp.†	35,736	2,702,357
Teledyne Technologies, Inc.†	61,483	3,018,815

		5,721,172

Aerospace/Defense-Equipment - 0.3%

Goodrich Corp.	21,369	1,865,300

Agricultural Chemicals - 1.2%

CF Industries Holdings, Inc.	36,084	5,548,997
Incitec Pivot, Ltd(1).	544,826	2,233,748

		7,782,745

Agricultural Operations - 0.8%

Bunge, Ltd.	39,102	2,911,144
China Agri-Industries Holdings, Ltd(1)	2,083,000	2,213,717

		5,124,861

Airlines - 0.5%

Delta Air Lines, Inc.†	289,910	2,922,293

Auto/Truck Parts & Equipment-Original - 0.2%

Dana Holding Corp.†	66,436	1,203,820

Banks-Commercial - 1.5%

BOK Financial Corp.	31,926	1,692,397
East West Bancorp, Inc.	97,027	1,949,272
First Midwest Bancorp, Inc.	122,925	1,504,602
Popular, Inc.†	1,108,075	3,213,418
Umpqua Holdings Corp.	81,724	979,054

		9,338,743

Banks-Super Regional - 1.5%

Comerica, Inc.	115,841	4,183,019
Huntington Bancshares, Inc.	536,729	3,542,411
SunTrust Banks, Inc.	57,847	1,627,236

		9,352,666

Beverages-Non-alcoholic - 0.4%

Dr Pepper Snapple Group, Inc.	57,368	2,363,562

Brewery - 0.7%

Molson Coors Brewing Co., Class B	92,615	4,320,490

Building & Construction Products-Misc. - 0.7%

Louisiana-Pacific Corp.†	306,090	2,565,034
NCI Building Systems, Inc.†	66,268	719,670
Trex Co., Inc.†	40,244	1,229,857

		4,514,561

Building & Construction-Misc. - 0.8%

Insituform Technologies, Inc., Class A†	103,643	2,675,026
Multiplan Empreendimentos Imobiliarios SA	93,300	2,130,628

		4,805,654

Building-Residential/Commercial - 1.1%

MDC Holdings, Inc.	124,001	3,341,827
Toll Brothers, Inc.†	156,069	3,394,501

		6,736,328

Cellular Telecom - 0.2%

MetroPCS Communications, Inc.†	66,182	1,184,658

Chemicals-Diversified - 2.6%

Celanese Corp., Series A	114,633	5,971,233
FMC Corp.	94,940	8,008,189
Solutia, Inc.†	93,700	2,339,689

		16,319,111

Chemicals-Plastics - 0.9%

A. Schulman, Inc.	59,306	1,511,710
PolyOne Corp.	196,511	2,992,862
Spartech Corp.†	127,500	906,525

		5,411,097

Chemicals-Specialty - 3.8%

Ashland, Inc.	62,400	4,264,416
Cytec Industries, Inc.	52,600	2,955,594
Eastman Chemical Co.	42,000	4,445,700
Ferro Corp.†	271,731	3,559,676
Methanex Corp.	146,010	4,659,179
Minerals Technologies, Inc.	63,500	4,318,000

		24,202,565

Coal - 0.7%

Consol Energy, Inc.	56,405	2,891,885
Walter Energy, Inc.	13,197	1,643,686

		4,535,571

Commercial Services - 1.0%

PHH Corp.†	315,201	6,609,765

Consumer Products-Misc. - 0.3%

Jarden Corp.	59,505	2,085,055

Containers-Metal/Glass - 2.5%

Crown Holdings, Inc.†	44,149	1,792,891
Greif, Inc., Class A	47,837	3,162,982
Owens-Illinois, Inc.†	274,073	8,803,225
Rexam PLC(1)	349,241	2,307,383

		16,066,481

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	56,875	1,655,063
Sonoco Products Co.	98,000	3,471,160

		5,126,223

Cruise Lines - 0.3%

Royal Caribbean Cruises, Ltd.†	50,928	1,986,192

Distribution/Wholesale - 0.2%

WESCO International, Inc.†	24,100	1,339,960

Diversified Manufacturing Operations - 8.3%

Acuity Brands, Inc.	68,600	4,181,856
Barnes Group, Inc.	272,278	6,564,623
Carlisle Cos., Inc.	67,161	3,264,025
Crane Co.	34,600	1,701,974
Dover Corp.	140,211	9,426,385
Federal Signal Corp.	287,318	1,887,679
Griffon Corp.†	180,267	1,909,028
Honeywell International, Inc.	60,900	3,626,595
Ingersoll-Rand PLC	96,000	4,790,400
Pentair, Inc.	121,356	4,912,491
SPX Corp.	19,663	1,630,259
Textron, Inc.	147,925	3,384,524
Tyco International, Ltd.	99,700	4,920,195

		52,200,034

Electric Products-Misc. - 0.5%

AMETEK, Inc.	73,135	3,180,641

Electric-Integrated - 4.0%

CMS Energy Corp.	101,984	2,033,561
Northeast Utilities	148,087	5,218,586
NV Energy, Inc.	452,944	7,142,927
OGE Energy Corp.	42,225	2,156,431
Pinnacle West Capital Corp.	36,203	1,638,548
Westar Energy, Inc.	116,775	3,175,112
Wisconsin Energy Corp.	115,154	3,600,865

		24,966,030

Electronic Components-Misc. - 1.5%

Flextronics International, Ltd.†	996,018	7,211,170
Plexus Corp.†	66,907	2,494,293

		9,705,463

Electronic Components-Semiconductors - 2.3%

Avago Technologies, Ltd.	112,419	3,798,638
Cree, Inc.†	50,500	2,216,445
Fairchild Semiconductor International, Inc.†	103,200	1,861,728
International Rectifier Corp.†	46,000	1,323,880
Micron Technology, Inc.†	143,337	1,462,037
Microsemi Corp.†	164,300	3,622,815

		14,285,543

Electronic Connectors - 0.8%

Thomas & Betts Corp.†	91,078	4,986,521

Electronic Parts Distribution - 1.7%

Arrow Electronics, Inc.†	188,910	8,431,054
Avnet, Inc.†	63,656	2,304,347

		10,735,401

Engineering/R&D Services - 0.9%

Fluor Corp.	27,030	1,863,178
McDermott International, Inc.†	62,459	1,325,380
URS Corp.†	61,988	2,731,191

		5,919,749

Enterprise Software/Service - 1.0%

BMC Software, Inc.†	109,645	6,121,480

Finance-Consumer Loans - 0.4%

SLM Corp.	144,418	2,460,883

Finance-Credit Card - 0.2%

Discover Financial Services	42,235	1,006,882

Finance-Investment Banker/Broker - 0.8%

Lazard, Ltd., Class A	56,087	2,184,589
LPL Investment Holdings, Inc.†	17,200	618,168
TD Ameritrade Holding Corp.	112,502	2,424,418

		5,227,175

Finance-Other Services - 0.0%

Solar Cayman Ltd.†*(2)(3)(4)	120,200	12,020

Food-Confectionery - 0.3%
J.M. Smucker Co.	25,347	2,009,510

Food-Dairy Products - 0.2%

Dean Foods Co.†	113,894	1,580,849

Food-Meat Products - 0.8%

Maple Leaf Foods, Inc.	201,713	2,460,905
Tyson Foods, Inc., Class A	143,400	2,727,468

		5,188,373

Food-Misc. - 0.3%

Corn Products International, Inc.	35,954	2,039,670

Food-Retail - 0.4%

Safeway, Inc.	99,631	2,460,886

Forestry - 0.5%

Sino-Forest Corp.†*	72,700	1,445,971
Sino-Forest Corp.†	71,935	1,430,755

		2,876,726

Gas-Distribution - 0.9%

Southern Union Co.	71,600	2,171,628
UGI Corp.	103,811	3,402,924

		5,574,552

Home Furnishings - 0.3%

Ethan Allen Interiors, Inc.	73,400	1,708,018

Hospital Beds/Equipment - 0.4%

Hill-Rom Holdings, Inc.	61,845	2,822,606

Hotel/Motels - 0.4%

Wyndham Worldwide Corp.	77,025	2,681,240

Human Resources - 0.3%

TrueBlue, Inc.†	128,600	1,882,704

Identification Systems - 1.1%

Brady Corp., Class A	71,397	2,461,055
Checkpoint Systems, Inc.†	238,509	4,319,398

		6,780,453

Independent Power Producers - 0.3%

Calpine Corp.†	106,212	1,677,087

Instruments-Scientific - 0.5%

Thermo Fisher Scientific, Inc.†	51,100	3,344,495

Insurance-Life/Health - 2.5%

Lincoln National Corp.	103,269	3,030,945
Principal Financial Group, Inc.	111,377	3,482,759
StanCorp Financial Group, Inc.	21,484	927,679
Unum Group	308,022	8,104,059

		15,545,442

Insurance-Multi-line - 0.4%

Hartford Financial Services Group, Inc.	85,513	2,278,921

Insurance-Property/Casualty - 0.6%

Arch Capital Group, Ltd.†	39,799	1,342,420
Fidelity National Financial, Inc., Class A	166,612	2,662,460

		4,004,880

Insurance-Reinsurance - 2.2%

Endurance Specialty Holdings, Ltd.	24,312	987,310
Everest Re Group, Ltd.	47,799	4,252,677
Platinum Underwriters Holdings, Ltd.	71,821	2,451,969
Reinsurance Group of America, Inc.	101,507	6,448,740

		14,140,696

Investment Companies - 0.2%

Solar Capital, Ltd.	58,766	1,454,459

Investment Management/Advisor Services - 1.7%

Affiliated Managers Group, Inc.†	23,437	2,477,994
Ameriprise Financial, Inc.	50,657	3,101,728
Invesco, Ltd.	196,304	4,842,820

		10,422,542

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	121,100	5,053,503

Machinery-Construction & Mining - 0.3%

Terex Corp.†	62,201	1,844,260

Machinery-Farming - 0.8%

AGCO Corp.†	92,255	4,766,816

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	85,839	2,369,156
IDEX Corp.	30,200	1,369,268

		3,738,424

Medical Products - 0.3%

Teleflex, Inc.	31,500	1,956,150

Medical-Biomedical/Gene - 0.2%

Charles River Laboratories International, Inc.†	40,704	1,574,431

Medical-Drugs - 1.5%

Almirall SA(1)	289,129	3,373,445
Endo Pharmaceuticals Holdings, Inc.†	64,665	2,692,004
UCB SA(1)	24,779	1,184,324
Valeant Pharmaceuticals International, Inc.	38,696	2,026,123

		9,275,896

Medical-Generic Drugs - 0.9%

Impax Laboratories, Inc.†	201,446	5,408,825

Medical-HMO - 1.4%

CIGNA Corp.	183,200	9,139,848

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B	38,405	2,092,688

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	121,674	5,015,402

Metal Processors & Fabrication - 0.2%

Commercial Metals Co.	100,000	1,489,000

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.	13,640	1,237,148

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	73,544	2,318,107

Oil & Gas Drilling - 0.3%

Ensco PLC ADR	37,515	2,000,300

Oil Companies-Exploration & Production - 4.0%

Cabot Oil & Gas Corp.	54,317	3,191,124
Cobalt International Energy, Inc.†	143,765	2,068,778
Concho Resources, Inc.†	22,019	2,083,218
Energen Corp.	40,351	2,512,657
Japan Petroleum Exploration Co. (1).	57,800	2,769,538
Lone Pine Resources, Inc.†	106,200	1,364,670
Newfield Exploration Co.†	56,558	4,218,661
Pioneer Natural Resources Co.	26,162	2,402,195
Quicksilver Resources, Inc.†	95,480	1,364,409
Whiting Petroleum Corp.†	49,407	3,315,210

		25,290,460

Oil Field Machinery & Equipment - 0.4%

Complete Production Services, Inc.†	76,649	2,543,980

Oil Refining & Marketing - 0.5%

Frontier Oil Corp.	76,117	2,272,854
Valero Energy Corp.	32,719	899,772

		3,172,626

Paper & Related Products - 0.6%

MeadWestvaco Corp.	102,914	3,501,134

Pipelines - 1.5%

El Paso Corp.	233,312	4,911,218
Oneok, Inc.	37,082	2,636,159
Williams Cos., Inc.	69,414	2,178,905

		9,726,282

Poultry - 0.2%

Sanderson Farms, Inc.	23,981	1,053,006

Power Converter/Supply Equipment - 1.0%

Hubbell, Inc., Class B	91,131	6,029,227

Printing-Commercial - 0.4%

R.R. Donnelley & Sons Co.	131,200	2,799,808

Real Estate Investment Trusts - 2.6%

American Assets Trust, Inc.	52,431	1,175,503
AvalonBay Communities, Inc.	13,354	1,777,017
Boston Properties, Inc.	20,920	2,266,682
Duke Realty Corp.	199,793	3,004,887
Federal Realty Investment Trust	21,936	1,921,593
Kimco Realty Corp.	81,000	1,580,310
Plum Creek Timber Co., Inc.	82,369	3,337,592
Ventas, Inc.	28,564	1,611,010

		16,674,594

Real Estate Operations & Development - 1.5%

BR Properties SA	483,600	5,514,159
Forest City Enterprises, Inc., Class A†	119,055	2,282,284
Iguatemi Empresa de Shopping Centers SA	63,300	1,624,877

		9,421,320

Retail-Apparel/Shoe - 2.2%

ANN, Inc.†	96,538	2,717,545
Ascena Retail Group, Inc.†	24,831	830,845
Collective Brands, Inc.†	240,176	3,746,745
Foot Locker, Inc.	93,806	2,339,522
Ross Stores, Inc.	52,333	4,289,213

		13,923,870

Retail-Automobile - 0.3%

Rush Enterprises, Inc., Class A†	84,130	1,680,076

Retail-Computer Equipment - 0.2%

GameStop Corp., Class A†	49,836	1,394,411

Retail-Regional Department Stores - 0.3%

Macy’s, Inc.	67,149	1,939,263

Retirement/Aged Care - 0.5%

Brookdale Senior Living, Inc.†	121,473	3,135,218

Savings & Loans/Thrifts - 0.7%

BankUnited, Inc.	109,219	3,097,451
Beneficial Mutual Bancorp, Inc.†	151,129	1,270,995

		4,368,446

Schools - 0.3%

DeVry, Inc.	34,614	1,863,964

Semiconductor Equipment - 0.5%

LTX-Credence Corp.†	198,234	1,883,223
Teradyne, Inc.†	84,500	1,352,845

		3,236,068

Sugar - 0.2%

Cosan, Ltd., Class A	112,828	1,340,397

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	112,100	2,258,815

Telecom Services - 1.0%

Virgin Media, Inc.	194,328	6,338,979

Telecommunication Equipment - 0.6%

Harris Corp.	80,700	3,989,808

Telephone-Integrated - 0.3%

Windstream Corp.	119,592	1,608,512

Television - 0.4%

CBS Corp., Class B	91,605	2,560,360

Theaters - 0.2%

Cinemark Holdings, Inc.	71,309	1,550,971

Tools-Hand Held - 0.8%

Stanley Black & Decker, Inc.	64,900	4,794,812

Toys - 0.5%

Mattel, Inc.	130,628	3,447,926

Transport-Marine - 0.7%

Frontline, Ltd.	34,072	627,606
Overseas Shipholding Group, Inc.	51,062	1,394,503
Tidewater, Inc.	44,075	2,408,699

		4,430,808

Transport-Truck - 0.5%

Swift Transporation Co.†	139,217	1,886,390
Werner Enterprises, Inc.	46,699	1,171,211

		3,057,601

Wire & Cable Products - 0.3%

Belden, Inc.	51,400	1,847,316

Total Long-Term Investment Securities
(cost $507,715,841)		590,040,175

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Time Deposits - 0.2%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 06/01/11	$1,286,000	1,286,000

U.S. GOVERNMENT TREASURIES - 2.9%
United States Treasury Bills 0.27% due 03/08/12	18,000,000	17,981,748

Total Short-Term Investment Securities
(cost $19,248,375)		19,267,748

REPURCHASE AGREEMENT - 3.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/11, to be repurchased 06/01/11 in the amount of $21,893,000 and collateralized by $22,400,000 of United States Treasury Bills bearing interest at 0.08% due 06/16/11 and having an approximate value of $22,399,686.

(cost $21,893,000)	21,893,000	21,893,000

TOTAL INVESTMENTS
(cost $548,857,216)(5)	100.1%	631,200,923
Liabilities in excess of other assets	(0.1)	(416,518)

NET ASSETS	100.0%	$630,784,405

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $1,457,991 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $14,082,155 representing 2.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Consists of more than one type of securities traded together as a unit.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $12,020 representing 0.0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$52,200,034	$—		$—	$52,200,034
Other Industries*	523,745,966	14,082,155	#	12,020	537,840,141
Short-Term Investment Securities:
Time Deposits	—	1,286,000		—	1,286,000
U.S. Government Treasuries	—	17,981,748		—	17,981,748
Repurchase Agreement	—	21,893,000		—	21,893,000

Total	$575,946,000	$55,242,903		$12,020	$631,200,923

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $14,082,155 representing 2.2% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2010	$52,888
Accrued discounts/premiums	—
Realized gain(loss)	5,951
Change in unrealized appreciation(depreciation)(1)	7,212
Net purchases(sales)	(54,031)
Transfers in and/or out of Level 3	—

Balance as of 05/31/2011	$12,020

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock
$7,212

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 48.7%

VALIC Co. I Blue Chip Growth Fund	1,568,836	$17,539,587
VALIC Co. I Mid Cap Strategic Growth Fund	841,576	11,462,264
VALIC Co. I Science & Technology Fund	574,079	10,086,571
VALIC Co. I Small Cap Special Values Fund	1,111,293	10,746,203
VALIC Co. I Stock Index Fund	1,094,149	29,224,712
VALIC Co. I Value Fund	1,036,092	10,651,027
VALIC Co. II Capital Appreciation Fund	776,625	8,193,396
VALIC Co. II Mid Cap Value Fund	1,205,393	21,733,235
VALIC Co. II Small Cap Growth Fund†	398,424	6,155,655
VALIC Co. II Small Cap Value Fund	787,102	11,491,696

Total Domestic Equity Investment Companies
(cost $106,232,964)		137,284,346

Fixed Income Investment Companies - 44.4%

VALIC Co. I Inflation Protected Fund	2,332,143	25,397,033
VALIC Co. I International Government Bond Fund	433,758	5,578,129
VALIC Co. II Core Bond Fund	4,133,027	44,884,675
VALIC Co. II High Yield Bond Fund	3,144,099	24,020,919
VALIC Co. II Strategic Bond Fund	2,203,717	25,276,629

Total Fixed Income Investment Companies
(cost $118,334,597)		125,157,385

International Equity Investment Companies - 2.9%

VALIC Co. I Foreign Value Fund	266,392	2,711,867
VALIC Co. I International Equities Fund	794,641	5,435,345

Total International Equity Investment Companies
(cost $6,724,733)		8,147,212

Real Estate Investment Companies - 3.9%

VALIC Co. I Global Real Estate Fund
(cost 7,855,225)	1,240,994	11,168,942

TOTAL INVESTMENTS
(cost $239,147,519) (2)	99.9%	281,757,885
Other assets less liabilities	0.1	202,318

NET ASSETS	100.0%	$281,960,203

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$137,284,346	$—	$—	$137,284,346
Fixed Income Investment Companies	125,157,385	—	—	125,157,385
International Equity Investment Companies	8,147,212	—	—	8,147,212
Real Estate Investment Companies	11,168,942	—	—	11,168,942

Total	$281,757,885	$—	$—	$281,757,885

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund PORTFOLIO OF INVESTMENTS - May 31, 2011(Unaudited)
Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 84.8%
Certificates of Deposit - 16.9%
Barclays Bank PLC 0.22% due 09/08/11	$3,800,000	$3,800,000
Barclays Bank PLC 0.25% due 06/07/11	3,500,000	3,500,000
Citibank NA 0.15% due 07/26/11	3,800,000	3,800,000
Deutsche Bank AG FRS 0.28% due 07/08/11	3,300,000	3,300,000
Rabobank Nederland NV 0.34% due 09/28/11	3,700,000	3,700,000
Royal Bank of Canada FRS 0.24% due 03/29/12	3,700,000	3,700,000
Royal Bank of Canada FRS 0.28% due 09/14/11	3,400,000	3,400,000
Svenska Handelsbanken 0.21% due 07/21/11	3,800,000	3,800,000
UBS AG Stamford FRS 0.28% due 09/09/11	4,000,000	4,000,000

Total Certificates of Deposit
(amortized cost $33,000,000)		33,000,000

Commercial Paper - 9.4%
Bank of America Corp. 0.09% due 06/01/11	3,300,000	3,300,000
Citigroup Funding, Inc. 0.17% due 07/06/11	3,650,000	3,649,397
Lloyds TSB Bank PLC 0.12% due 06/03/11	3,750,000	3,749,975
Nordea North America, Inc. 0.20% due 07/28/11	3,800,000	3,798,796
State Street Corp. 0.25% due 06/06/11	3,750,000	3,749,870

Total Commercial Paper
(amortized cost $18,248,038)		18,248,038

U.S. Corporate Bonds & Notes - 4.8%
Bank of America NA FRS Senior Notes 0.28% due 08/22/11	3,350,000	3,350,000
General Electric Capital Corp. FRS Senior Notes 0.52% due 10/21/11	3,000,000	3,003,618
JPMorgan Chase & Co. FRS Senior Notes 0.35% due 02/22/12	3,000,000	3,002,473

Total U.S. Corporate Bonds & Notes
(amortized cost $9,356,091)		9,356,091

U.S. Government Agencies - 47.9%
Federal Farm Credit Bank
0.10% due 11/10/11	3,650,000	3,648,357
0.23% due 08/11/11	1,500,000	1,499,320
Federal Farm Credit Bank FRS 0.16% due 03/27/12	2,650,000	2,649,783
Federal Home Loan Bank
0.06% due 06/17/11	2,850,000	2,849,924
0.09% due 06/22/11	2,250,000	2,249,882
0.09% due 06/29/11	2,250,000	2,249,843
0.09% due 09/19/11	2,250,000	2,249,381
0.09% due 10/24/11	2,250,000	2,249,184
0.10% due 06/08/11	2,000,000	1,999,961
0.11% due 06/22/11	1,000,000	999,936
0.17% due 08/15/11	1,750,000	1,749,380
0.27% due 09/19/11	1,090,000	1,089,101
Federal Home Loan Bank FRS
0.11% due 08/12/11	4,000,000	3,999,522
0.12% due 08/01/11	600,000	599,903
0.14% due 02/17/12	3,200,000	3,198,814
0.14% due 08/01/11	2,750,000	2,749,853
0.14% due 09/23/11	3,500,000	3,499,892
0.15% due 09/15/11	770,000	769,916
0.28% due 01/12/12	6,500,000	6,500,000
0.29% due 01/20/12	3,280,000	3,279,791
0.30% due 12/15/11	3,430,000	3,430,000
Federal Home Loan Mtg. Corp.
0.06% due 06/17/11	2,250,000	2,249,940
0.09% due 10/13/11	2,500,000	2,499,163
0.11% due 12/15/11	1,000,000	999,398
0.16% due 08/03/11	2,000,000	1,999,440
0.17% due 08/10/11	1,330,000	1,329,560
0.18% due 08/23/11	660,000	659,726
0.20% due 06/21/11	1,250,000	1,249,861
0.20% due 06/22/11	500,000	499,942
0.20% due 07/07/11	1,330,000	1,329,734
0.20% due 07/11/11	3,300,000	3,299,267
0.20% due 07/19/11	1,980,000	1,979,472
0.20% due 07/27/11	1,950,000	1,949,393
0.20% due 12/07/11	700,000	699,265
0.20% due 12/14/11	1,000,000	998,911
0.21% due 12/06/11	2,250,000	2,247,533
0.22% due 07/26/11	2,250,000	2,249,244
0.24% due 08/03/11	950,000	949,601
0.25% due 06/01/11	1,100,000	1,100,000
Federal Home Loan Mtg. Corp. FRS 0.16% due 08/10/12	3,510,000	3,508,951
Federal National Mtg. Assoc.
0.06% due 06/07/11	3,000,000	2,999,970
0.12% due 09/01/11	2,000,000	1,999,387
Federal National Mtg. Assoc. FRS 0.09% due 07/27/11	3,300,000	3,299,898

Total U.S. Government Agencies
(amortized cost $93,609,399)		93,609,399

U.S. Government Treasuries - 5.8%
United States Treasury Bills
0.20% due 06/30/11	3,380,000	3,379,469
0.20% due 07/28/11	750,000	749,763
0.21% due 06/02/11	2,000,000	1,999,988
0.21% due 07/28/11	1,300,000	1,299,578
0.23% due 09/22/11	2,650,000	2,648,128
0.24% due 09/22/11	1,250,000	1,249,051

Total U.S. Government Treasuries
(amortized cost $11,325,977)		11,325,977

Total Short-Term Investment Securities - 84.8%
(amortized cost $165,539,505)		165,539,505

REPURCHASE AGREEMENT - 17.2%

UBS Securities LLC Joint Repurchase Agreement(1)
(cost $33,570,000)	33,570,000	33,570,000

TOTAL INVESTMENTS
(amortized cost $199,109,505)(2)	102.0%	199,109,505
Liabilities in excess of other assets	(2.0)	(3,868,489)

NET ASSETS	100.0%	$195,241,016

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
FRS -	Floating Rate Security

The rates shown on FRS securities are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Allocation of investments as a percentage of net assets by industry group as of May 31, 2011:

U.S. Government Agencies	47.9%
Repurchase Agreements	17.2
Commercial Banks	11.2
Diversified Banking Institution	7.0
U.S. Government Treasuries	5.8
Super – Regional Banks	3.7
Diversified Financial Services	3.5
Fiduciary Banks	1.9
Finance – Investment Banker/Broker	1.9
Money Center Banks	1.9

102.0%

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$33,000,000	$—	$33,000,000
Commercial Paper	—	18,248,038	—	18,248,038
U.S. Corporate Bonds & Notes	—	9,356,091	—	9,356,091
U.S. Government Agencies	—	93,609,399	—	93,609,399
U.S. Government Treasuries	—	11,325,977	—	11,325,977
Repurchase Agreement	—	33,570,000	—	33,570,000

Total	$—	$199,109,505	$—	$199,109,505

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Aerospace/Defense-Equipment - 1.8%

HEICO Corp.	31,175	$1,714,001

Apparel Manufacturers - 1.8%

Maidenform Brands, Inc.†	16,300	491,119
Oxford Industries, Inc.	32,560	1,235,652

		1,726,771

Applications Software - 3.2%

NetSuite, Inc.†	30,360	1,145,787
Nuance Communications, Inc.†	45,890	1,007,744
RealPage, Inc.†	32,380	953,591

		3,107,122

Auction House/Art Dealers - 0.5%

Sotheby’s	10,790	459,222

Auto-Cars/Light Trucks - 0.2%

Tesla Motors, Inc.†	7,100	213,994

Auto/Truck Parts & Equipment-Original - 0.5%

Titan International, Inc.	16,800	461,832

Banks-Commercial - 1.0%

City National Corp.	9,900	557,667
Signature Bank†	7,300	415,516

		973,183

Batteries/Battery Systems - 1.3%

EnerSys†	35,490	1,270,542

Building & Construction Products-Misc. - 1.8%

Simpson Manufacturing Co., Inc.	27,470	769,709
Trex Co., Inc.†	31,000	947,360

		1,717,069

Building Products-Air & Heating - 0.9%

Lennox International, Inc.	18,550	864,616

Chemicals-Diversified - 0.8%

Innospec, Inc.†	22,990	779,131

Commercial Services-Finance - 0.5%

Morningstar, Inc.	8,590	518,922

Communications Software - 1.4%

SolarWinds, Inc.†	53,420	1,316,803

Computer Data Security - 0.9%

Fortinet, Inc.†	17,830	864,577

Computer Software - 2.0%

Cornerstone OnDemand, Inc.†	25,000	482,750
DynaVox, Inc., Class A†	89,400	666,924
Envestnet, Inc.†	49,950	741,258

		1,890,932

Computers-Integrated Systems - 1.1%

Riverbed Technology, Inc.†	28,930	1,097,026

Consulting Services - 0.8%

Corporate Executive Board Co.	18,680	785,494

Decision Support Software - 0.5%

MSCI, Inc., Class A†	12,550	474,014

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	25,290	1,229,094

Drug Delivery Systems - 0.5%

Nektar Therapeutics†	49,900	483,032

Educational Software - 1.2%

Blackboard, Inc.†	25,940	1,117,755

Electronic Components-Misc. - 0.7%

Gentex Corp.	22,070	647,755

Electronic Components-Semiconductors - 2.5%

Cavium Networks, Inc.†	19,620	872,698
Inphi Corp.†	38,630	766,419
Mellanox Technologies, Ltd.†	25,810	797,013

		2,436,130

Engineering/R&D Services - 0.5%

Mistras Group, Inc.†	28,200	490,962

Enterprise Software/Service - 3.4%

Concur Technologies, Inc.†	14,000	699,580
Omnicell, Inc.†	84,860	1,307,693
Taleo Corp., Class A†	34,640	1,293,111

		3,300,384

Finance-Investment Banker/Broker - 1.0%

Greenhill & Co., Inc.	10,000	556,600
Stifel Financial Corp.†	11,000	442,970

		999,570

Food-Retail - 0.5%

Fresh Market, Inc.†	11,800	474,832

Footwear & Related Apparel - 1.3%

Deckers Outdoor Corp.†	13,260	1,207,986

Hotels/Motels - 2.0%

Gaylord Entertainment Co.†	31,850	1,027,162
Morgans Hotel Group Co.†	106,630	890,361

		1,917,523

Instruments-Scientific - 0.4%

Fluidigm Corp.†	27,800	416,166

Internet Application Software - 1.7%

DealerTrack Holdings, Inc.†	41,740	967,116
IntraLinks Holdings, Inc.†	30,540	630,651

		1,597,767

Internet Connectivity Services - 0.6%

Boingo Wireless, Inc.†	65,000	607,750

Internet Infrastructure Software - 1.3%

TIBCO Software, Inc.†	43,810	1,230,623

Internet Security - 1.0%

Sourcefire, Inc.†	35,620	951,410

Internet Telephone - 0.5%

BroadSoft, Inc.†	13,100	517,974

Investment Companies - 1.0%

PennantPark Investment Corp.	76,075	945,612

Investment Management/Advisor Services - 2.6%

Affiliated Managers Group, Inc.†	9,530	1,007,607
Cohen & Steers, Inc.	17,500	536,900
Financial Engines, Inc.†	37,400	931,260

		2,475,767

Lasers-System/Components - 0.8%

Cymer, Inc.†	16,000	765,920

Lighting Products & Systems - 1.3%

Acuity Brands, Inc.	20,390	1,242,974

Machinery-General Industrial - 2.4%

Middleby Corp.†	12,800	1,101,440

Wabtec Corp.	17,700	1,196,343

		2,297,783

Machinery-Pumps - 1.5%

Graco, Inc.	29,000	1,466,240

Medical Imaging Systems - 0.1%

MELA Sciences, Inc.†	43,300	128,168

Medical Information Systems - 0.2%

ePocrates, Inc.†	10,850	228,393

Medical Instruments - 2.2%

Bruker Corp.†	59,520	1,173,734
Thoratec Corp.†	26,130	908,540

		2,082,274

Medical Products - 1.7%

Syneron Medical, Ltd.†	54,340	705,333
Tornier BV†	34,900	961,495

		1,666,828

Medical-Biomedical/Gene - 3.3%

Acorda Therapeutics, Inc.†	15,800	519,030
Aegerion Pharmaceuticals, Inc.†	27,500	520,850
Ariad Pharmaceuticals, Inc.†	68,420	593,886
Cubist Pharmaceuticals, Inc.†	24,730	952,847
Halozyme Therapeutics, Inc.†	81,230	547,490

		3,134,103

Medical-Drugs - 1.9%

Idenix Pharmaceuticals, Inc.†	69,700	331,075
Pharmasset, Inc.†	5,300	541,660
Sagent Pharmaceuticals, Inc.†	23,580	589,500
Viropharma, Inc.†	19,670	380,614

		1,842,849

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	20,550	551,768

Medical-HMO - 2.7%

Health Net, Inc.†	38,300	1,229,047
Healthspring, Inc.†	31,260	1,370,751

		2,599,798

Metal Processors & Fabrication - 0.7%

Commercial Metals Co.	42,780	636,994

MRI/Medical Diagnostic Imaging - 0.8%

Imris, Inc.†	109,530	813,808

Networking Products - 1.3%

Ixia†	26,700	420,258
LogMeIn, Inc.†	20,000	870,400

		1,290,658

Oil Companies-Exploration & Production - 2.6%

Concho Resources, Inc.†	3,880	367,087
Forest Oil Corp.†	29,390	878,761
Lone Pine Resources, Inc.†	27,347	351,409
Petroleum Development Corp.†	25,710	934,558

		2,531,815

Oil Field Machinery & Equipment - 1.2%

Dril-Quip, Inc.†	15,090	1,119,376

Oil-Field Services - 0.9%

CARBO Ceramics, Inc.	6,100	916,647

Patient Monitoring Equipment - 2.1%

Insulet Corp.†	62,090	1,308,857
Masimo Corp.	23,145	711,015

		2,019,872

Power Converter/Supply Equipment - 0.9%

Generac Holdings, Inc.†	48,900	900,249

Private Corrections - 0.6%

Geo Group, Inc.†	25,520	627,537

Recreational Centers - 1.1%

Life Time Fitness, Inc.†	28,600	1,052,194

Rental Auto/Equipment - 1.8%

Avis Budget Group, Inc.†	50,200	883,018
Zipcar, Inc.†	33,500	841,520

		1,724,538

Research & Development - 0.5%

AVEO Pharmaceuticals, Inc.†	24,780	454,217

Resort/Theme Parks - 0.7%

Vail Resorts, Inc.†	13,800	671,370

Retail-Apparel/Shoe - 1.0%

Vera Bradley, Inc.†	18,850	931,755

Retail-Automobile - 1.1%

Rush Enterprises, Inc., Class A†	53,000	1,058,410

Retail-Building Products - 0.5%

Lumber Liquidators Holdings, Inc.†	18,900	509,733

Retail-Office Supplies - 0.5%

OfficeMax, Inc.†	56,168	469,564

Retail-Restaurants - 2.0%

BJ’s Restaurants, Inc.†	20,940	1,072,756
Bravo Brio Restaurant Group, Inc.†	37,710	837,162

		1,909,918

Retirement/Aged Care - 1.3%

Emeritus Corp.†	54,030	1,264,302

Satellite Telecom - 0.9%

DigitalGlobe, Inc.†	33,880	834,126

Schools - 1.2%

American Public Education, Inc.†	25,970	1,136,967

Seismic Data Collection - 0.8%

Global Geophysical Services, Inc.†	43,530	754,810

Semiconductor Components-Integrated Circuits - 1.7%

Hittite Microwave Corp.†	14,840	941,153
TriQuint Semiconductor, Inc.†	57,570	745,531

		1,686,684

Telecom Equipment-Fiber Optics - 0.2%

Finisar Corp.†	9,020	216,660

Theaters - 1.8%

National CineMedia, Inc.	56,590	1,007,868
Regal Entertainment Group, Class A	54,360	736,578

		1,744,446

Therapeutics - 1.2%

Onyx Pharmaceuticals, Inc.†	16,830	714,434

Theravance, Inc.†	17,480	456,752

		1,171,186

Transport-Truck - 2.2%

Marten Transport, Ltd.	28,000	628,320
Old Dominion Freight Line, Inc.†	39,255	1,465,389

		2,093,709

Virtual Reality Products - 1.0%

RealD, Inc.†	33,620	917,826

Web Hosting/Design - 0.9%

Rackspace Hosting, Inc.†	20,640	908,160

Wire & Cable Products - 1.1%

General Cable Corp.†	25,430	1,061,702

Wireless Equipment - 0.6%

Aruba Networks, Inc.†	18,790	534,012

Total Long-Term Investment Securities
(cost $76,304,770)		95,253,686

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposits - 1.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11
(cost $1,482,000)	$1,482,000	$1,482,000

TOTAL INVESTMENTS
(cost $77,786,770) (1)	100.4%	96,735,686
Liabilities in excess of other assets	(0.4)	(386,295)

NET ASSETS	100.0%	$96,349,391

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$95,253,686	$—	$—	$95,253,686
Short-Term Investment Securities:
Time Deposits	—	1,482,000	—	1,482,000

Total	$95,253,686	$1,482,000	$—	$96,735,686

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Advanced Materials - 0.1%

Ceradyne, Inc.†	16,800	$751,968

Aerospace/Defense - 0.3%

Cubic Corp.	30,818	1,579,114

Aerospace/Defense-Equipment - 0.0%

GenCorp, Inc.†	36,200	227,336

Agricultural Operations - 0.0%

MGP Ingredients, Inc.	18,454	150,031

Airlines - 1.1%

Alaska Air Group, Inc.†	7,700	520,058
AMR Corp.†	488,200	3,061,014
Hawaiian Holdings, Inc.†	43,140	238,996
Pinnacle Airlines Corp.†	13,900	67,693
Republic Airways Holdings, Inc.†	75,318	367,552
Skywest, Inc.	57,580	888,459
United Continental Holdings, Inc.†	19,600	473,340

		5,617,112

Apparel Manufacturers - 3.0%

Carter’s, Inc.†	67,500	2,139,750
Hanesbrands, Inc.†	138,200	4,188,842
Jones Group, Inc.	430,300	5,288,387
Oxford Industries, Inc.	19,500	740,025
Volcom, Inc.	117,600	2,877,672

		15,234,676

Applications Software - 0.1%

EPIQ Systems, Inc.	18,618	278,525

Auction House/Art Dealers - 0.4%

KAR Auction Services, Inc.†	101,400	2,120,274

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	6,560	49,922

Auto Repair Centers - 0.1%

Midas, Inc.†	41,203	290,893

Auto/Truck Parts & Equipment-Original - 0.3%

Meritor, Inc.†	50,578	835,043
Superior Industries International, Inc.	40,900	896,119

		1,731,162

Banks-Commercial - 8.9%

1st Source Corp.	17,028	357,929
1st United Bancorp, Inc.†	22,640	141,047
Associated Banc-Corp.	161,100	2,269,899
Bancfirst Corp.	13,940	557,182
Bank of Hawaii Corp.	28,280	1,340,472
Cathay General Bancorp, Class B	222,460	3,626,098
Centerstate Banks, Inc.	10,400	72,904
Century Bancorp, Inc., Class A	1,218	31,327
Chemical Financial Corp.	12,500	246,000
Citizens Republic Bancorp, Inc.†	53,400	46,335
City Holding Co.	30,400	981,008
Community Bank System, Inc.	23,580	591,386
Community Trust Bancorp, Inc.	19,280	529,814
Cullen/Frost Bankers, Inc.	7,820	455,437
CVB Financial Corp.	276,000	2,475,720
East West Bancorp, Inc.	156,409	3,142,257
Financial Institutions, Inc.	24,300	396,819
First BanCorp†	9,828	49,730
First Busey Corp.	33,880	172,449
First Citizens BancShares, Inc., Class A	1,340	262,091
First Commonwealth Financial Corp.	229,900	1,344,915
First Community Bancshares, Inc.	7,600	110,504
First Financial Bancorp	41,798	668,768
First Financial Bankshares, Inc.	4,320	228,355
First Interstate BancSystem, Inc.	11,700	166,140
First Merchants Corp.	7,780	65,741
First Midwest Bancorp, Inc.	178,000	2,178,720
First South Bancorp, Inc.	3,780	15,876
FirstMerit Corp.	69,275	1,128,490
FNB Corp.	80,840	852,862
Fulton Financial Corp.	439	4,891
Glacier Bancorp, Inc.	145,400	2,067,588
Heartland Financial USA, Inc.	9,440	135,086
Lakeland Bancorp, Inc.	9,717	100,668
Lakeland Financial Corp.	4,880	109,068
MainSource Financial Group, Inc.	30,000	231,000
MB Financial, Inc.	20,820	413,693
Metro Bancorp, Inc.†	10,200	114,954
Nara Bancorp., Inc.†	23,220	197,138
Oriental Financial Group, Inc.	52,100	642,914
S&T Bancorp, Inc.	3,780	70,421
Sierra Bancorp	2,920	32,237
Simmons First National Corp., Class A	16,720	437,061
Southwest Bancorp, Inc.†	34,980	438,299
State Bancorp, Inc.	10,100	131,300
Sterling Bancorp	296,675	2,830,280
Suffolk Bancorp	2,920	44,822
Susquehanna Bancshares, Inc.	67,700	590,344
SVB Financial Group†	64,620	3,837,136
TCF Financial Corp.	76,340	1,148,917
Tompkins Financial Corp.	6,848	265,360
Trustmark Corp.	25,000	596,000
UMB Financial Corp.	32,460	1,384,419
Umpqua Holdings Corp.	16,100	192,878
United Community Banks, Inc.†	27,940	61,189
Washington Trust Bancorp, Inc.	11,580	271,435
West Bancorporation, Inc.	3,180	24,677
West Coast Bancorp†	8,720	152,251
Westamerica Bancorporation	9,624	484,087
Whitney Holding Corp.	34,980	469,781
Wilshire Bancorp, Inc.†	71,200	222,856
Zions Bancorporation	116,000	2,764,280

		44,973,305

Broadcast Services/Program - 0.2%

CKX, Inc.†	143,000	782,210
Crown Media Holdings, Inc., Class A†	17,400	35,496

		817,706

Building & Construction Products-Misc. - 0.4%

Gibraltar Industries, Inc.†	64,980	848,639
Interline Brands, Inc.†	4,900	90,503
NCI Building Systems, Inc.†	1,768	19,200
Quanex Building Products Corp.	31,220	619,405
Trex Co., Inc.†	6,378	194,912

		1,772,659

Building & Construction-Misc. - 1.6%

MasTec, Inc.†	376,661	7,928,714

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	33,100	248,912

Building-Mobile Home/Manufactured Housing - 0.4%

Thor Industries, Inc.	66,500	2,147,950

Building-Residential/Commercial - 0.5%

MDC Holdings, Inc.	91,000	2,452,450

Cable/Satellite TV - 0.0%

LodgeNet Interactive Corp.†	20,100	73,164

Chemicals-Diversified - 0.4%

Georgia Gulf Corp.†	35,500	1,006,070
Innophos Holdings, Inc.	27,900	1,252,431

		2,258,501

Chemicals-Plastics - 0.2%

PolyOne Corp.	21,820	332,319
Spartech Corp.†	75,040	533,534

		865,853

Chemicals-Specialty - 0.4%

H.B. Fuller Co.	26,618	593,315
Minerals Technologies, Inc.	21,880	1,487,840

		2,081,155

Circuit Boards - 0.1%

Park Electrochemical Corp.	18,640	561,250

Coal - 0.7%

Cloud Peak Energy, Inc.†	40,800	866,592
James River Coal Co.†	129,000	2,827,680

		3,694,272

Commercial Services - 0.2%

PHH Corp.†	39,080	819,508
ServiceSource International, Inc.†	15,600	303,420

		1,122,928

Commercial Services-Finance - 0.4%

Advance America Cash Advance Centers, Inc.	39,040	240,096
Dollar Financial Corp.†	55,257	1,254,887
Euronet Worldwide, Inc.†	21,000	363,090
FleetCor Technologies, Inc.†	400	13,496
Global Cash Access Holdings, Inc.†	5,720	18,361

		1,889,930

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	63,858	1,056,850

Computer Services - 0.1%

Ciber, Inc.†	39,360	240,096
Unisys Corp.†	10,846	303,146

		543,242

Computer Software - 0.5%

Avid Technology, Inc.†	127,500	2,227,425
Cornerstone OnDemand, Inc.†	20,500	395,855

		2,623,280

Computers-Integrated Systems - 0.7%

Brocade Communications Systems, Inc.†	428,000	2,854,760
Ingenico ADR	72,650	672,739

		3,527,499

Computers-Memory Devices - 0.0%

Imation Corp.†	12,300	119,556
Quantum Corp.†	660	2,026

		121,582

Computers-Periphery Equipment - 0.9%

Electronics for Imaging, Inc.†	242,120	4,370,266

Consulting Services - 0.3%

FTI Consulting, Inc.†	37,500	1,431,375

Consumer Products-Misc. - 1.0%

American Greetings Corp., Class A	32,120	770,880
Blyth, Inc.	19,592	893,003
Central Garden and Pet Co., Class A†	173,960	1,750,038
Helen of Troy, Ltd.†	25,520	826,593
Prestige Brands Holdings, Inc.†	61,240	790,608

		5,031,122

Containers-Paper/Plastic - 0.4%

Graphic Packaging Holding Co.†	69,500	380,860
Rock-Tenn Co., Class A	21,380	1,642,625

		2,023,485

Cosmetics & Toiletries - 0.1%

Inter Parfums, Inc.	23,040	513,331

Data Processing/Management - 0.7%

CSG Systems International, Inc.†	52,742	1,006,845
Fair Isaac Corp.	18,620	544,635
Schawk, Inc.	101,400	1,762,332

		3,313,812

Diagnostic Equipment - 0.1%

Affymetrix, Inc.†	69,080	420,697
GenMark Diagnostics, Inc.†	3,200	18,464

		439,161

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	6,030	261,461

Distribution/Wholesale - 2.0%

Beacon Roofing Supply, Inc.†	119,225	2,612,220
BlueLinx Holdings, Inc.†	14,960	51,911
School Specialty, Inc.†	215,100	3,308,238
United Stationers, Inc.	36,600	2,709,132
WESCO International, Inc.†	25,558	1,421,025

		10,102,526

Diversified Manufacturing Operations - 1.1%

Leggett & Platt, Inc.	50,098	1,294,031
Standex International Corp.	16,000	531,520
Tredegar Corp.	41,860	811,666
Trinity Industries, Inc.	79,000	2,716,810

		5,354,027

Diversified Operations/Commercial Services - 0.3%

Chemed Corp.	24,800	1,675,736

Drug Delivery Systems - 0.2%

Alkermes, Inc.†	42,700	782,264

E-Commerce/Services - 0.0%

United Online, Inc.	23,658	143,841

E-Services/Consulting - 0.0%

Perficient, Inc.†	17,058	190,197

Electric-Integrated - 2.1%

Avista Corp.	61,680	1,537,682
Black Hills Corp.	11,840	367,277
El Paso Electric Co.†	53,100	1,653,534
NorthWestern Corp.	50,518	1,670,630
Pike Electric Corp.†	192,300	1,713,393
Portland General Electric Co.	26,400	685,608
Unisource Energy Corp.	18,140	687,325
Westar Energy, Inc.	77,500	2,107,225

		10,422,674

Electronic Components-Misc. - 2.9%

CTS Corp.	20,140	206,234
Jabil Circuit, Inc.	147,700	3,187,366
Methode Electronics, Inc.	29,680	354,973
OSI Systems, Inc.†	4,380	175,112
Vishay Intertechnology, Inc.†	227,200	3,605,664
Zagg, Inc.†	697,105	7,166,239

		14,695,588

Electronic Components-Semiconductors - 0.7%

Alpha & Omega Semiconductor, Ltd.†	4,400	61,512
DSP Group, Inc.†	19,680	162,557
IXYS Corp.†	11,900	165,291
Lattice Semiconductor Corp.†	54,980	362,318
Microsemi Corp.†	12,100	266,805
MIPS Technologies, Inc.†	17,980	142,402
OmniVision Technologies, Inc.†	72,200	2,549,382

		3,710,267

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	14,118	668,770

Energy-Alternate Sources - 0.0%

Gevo, Inc.†	1,800	34,704
Headwaters, Inc.†	9,720	35,575
Solazyme, Inc.†	4,700	105,891

		176,170

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.†	54,698	1,661,178

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	6,400	133,440

Enterprise Software/Service - 0.1%

MicroStrategy, Inc., Class A†	2,040	298,228

Entertainment Software - 0.0%

THQ, Inc.†	12,600	52,038

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	3,930	314,400

Finance-Consumer Loans - 0.5%

Ocwen Financial Corp.†	26,840	322,617
World Acceptance Corp.†	31,758	2,117,623

		2,440,240

Finance-Credit Card - 0.0%

CompuCredit Holdings Corp.†	31,048	113,325

Finance-Investment Banker/Broker - 1.3%

Interactive Brokers Group, Inc., Class A	162,700	2,791,932
Investment Technology Group, Inc.†	15,300	231,642
Knight Capital Group, Inc., Class A†	218,300	2,693,822
Oppenheimer Holdings, Inc., Class A	9,900	281,457
Piper Jaffray Cos.†	12,260	407,277

		6,406,130

Finance-Leasing Companies - 0.4%

Air Lease Corp.†	60,800	1,732,800
Marlin Business Services Corp.†	3,740	46,189

		1,778,989

Finance-Mortgage Loan/Banker - 0.0%

Doral Financial Corp.†	29,300	60,944

Finance-Other Services - 0.0%

Imperial Holdings, Inc.†	18,600	187,302

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp.†	80,400	648,024
PMI Group, Inc.†	83,520	121,104
Radian Group, Inc.	25,800	128,484

		897,612

Food-Baking - 0.4%

Flowers Foods, Inc.	67,000	2,233,110

Food-Misc. - 2.1%

B&G Foods, Inc.	213,904	3,965,780
Dole Food Co., Inc.†	39,520	529,963
J&J Snack Foods Corp.	26,800	1,380,736
M&F Worldwide Corp.†	3,980	84,376
RalCorp Holdings, Inc.†	45,000	3,957,300
Seaboard Corp.	200	462,000

		10,380,155

Food-Retail - 0.5%

Fresh Market, Inc.†	4,800	193,152
Winn-Dixie Stores, Inc.†	231,100	2,105,321

		2,298,473

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	12,220	459,105
Spartan Stores, Inc.	7,300	136,145

		595,250

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	17,289	1,575,028
Wolverine World Wide, Inc.	5,418	211,952

		1,786,980

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	59,020	439,699

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	63,780	562,540

Gas-Distribution - 1.9%

Laclede Group, Inc.	46,000	1,730,060
New Jersey Resources Corp.	4,060	187,085
Nicor, Inc.	36,560	2,009,338
Piedmont Natural Gas Co., Inc.	8,160	256,795
South Jersey Industries, Inc.	79,002	4,421,742
Southwest Gas Corp.	26,840	1,048,370
UGI Corp.	1,880	61,626

		9,715,016

Gold Mining - 0.9%

Detour Gold Corp.†	28,200	896,295

US Gold Corp.†	508,222	3,593,129

		4,489,424

Home Furnishings - 0.4%

Ethan Allen Interiors, Inc.	76,000	1,768,520
La-Z-Boy, Inc.†	39,300	435,051

		2,203,571

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	8,600	299,366

Housewares - 0.0%

Lifetime Brands, Inc.	4,300	49,321

Human Resources - 1.8%

AMN Healthcare Services, Inc.†	238,300	2,061,295
Cross Country Healthcare, Inc.†	76,648	587,890
Heidrick & Struggles International, Inc.	60,000	1,257,000
Resources Connection, Inc.	179,000	2,525,690
SFN Group, Inc.†	47,280	491,239
TrueBlue, Inc.†	157,800	2,310,192

		9,233,306

Industrial Automated/Robotic - 0.2%

Cognex Corp.	27,640	975,416

Instruments-Controls - 0.3%

Watts Water Technologies, Inc., Class A	42,160	1,475,178

Insurance-Life/Health - 1.3%

American Equity Investment Life Holding Co.	118,998	1,545,784
CNO Financial Group, Inc.†	73,320	567,497
Delphi Financial Group, Inc., Class A	33,916	989,330
FBL Financial Group, Inc., Class A	4,006	127,271
StanCorp Financial Group, Inc.	70,608	3,048,853
Universal American Corp.	28,100	261,330

		6,540,065

Insurance-Multi-line - 0.6%

Horace Mann Educators Corp.	179,780	2,934,010

Insurance-Property/Casualty - 1.1%

Arch Capital Group, Ltd.†	18,300	617,259
Hallmark Financial Services, Inc.†	13,000	92,950
Harleysville Group, Inc.	29,060	930,792
Meadowbrook Insurance Group, Inc.	18,080	178,450
ProAssurance Corp.†	10,340	727,005
Selective Insurance Group, Inc.	169,988	2,816,701

		5,363,157

Insurance-Reinsurance - 0.4%

Axis Capital Holdings, Ltd.	11,540	380,128
Platinum Underwriters Holdings, Ltd.	41,100	1,403,154

		1,783,282

Internet Application Software - 0.3%

DealerTrack Holdings, Inc.†	69,000	1,598,730
S1 Corp.†	9,220	67,122

		1,665,852

Internet Connectivity Services - 0.0%

Boingo Wireless, Inc.†	10,300	96,305

Internet Financial Services - 0.0%

Online Resources Corp.†	14,300	48,048

Internet Infrastructure Software - 0.3%

Responsys, Inc.†	7,000	120,330
TIBCO Software, Inc.†	50,040	1,405,624

		1,525,954

Investment Companies - 1.1%

Fifth Street Finance Corp.	385,747	4,756,261
Gladstone Capital Corp.	15,940	160,356
Gladstone Investment Corp.	14,300	106,821
MCG Capital Corp.	63,840	439,219
NGP Capital Resources Co.	18,101	143,541

		5,606,198

Investment Management/Advisor Services - 0.5%

Affiliated Managers Group, Inc.†	7,020	742,224
GAMCO Investors, Inc., Class A	6,200	287,184
Janus Capital Group, Inc.	11,960	123,547
U.S. Global Investors, Inc., Class A	191,298	1,515,080

		2,668,035

Lasers-System/Components - 0.4%

Coherent, Inc.†	35,040	1,965,744
Newport Corp.†	14,622	265,974

		2,231,718

Leisure Products - 0.0%

Brunswick Corp.	9,300	201,624

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	19,560	618,683

Machinery-Farming - 0.2%

AGCO Corp.†	16,860	871,156

Machinery-General Industrial - 1.3%

Applied Industrial Technologies, Inc.	44,200	1,574,404
Flow International Corp.†	707,200	2,906,592
Wabtec Corp.	30,000	2,027,700

		6,508,696

Machinery-Material Handling - 0.1%

Cascade Corp.	3,340	135,704
NACCO Industries, Inc., Class A	6,180	604,404

		740,108

Machinery-Pumps - 0.0%

Tecumseh Products Co., Class A†	4,280	44,426

Medical Information Systems - 0.0%

ePocrates, Inc.†	3,200	67,360

Medical Labs & Testing Services - 0.8%

Covance, Inc.†	66,800	3,931,848

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	28,400	161,312

Medical Products - 0.6%

Greatbatch, Inc.†	67,800	1,962,810
Invacare Corp.	20,300	681,674
Teleflex, Inc.	4,980	309,258

		2,953,742

Medical Sterilization Products - 0.6%

STERIS Corp.	82,000	2,959,380

Medical-Biomedical/Gene - 2.2%

Bio-Rad Laboratories, Inc., Class A†	21,500	2,675,245
Charles River Laboratories International, Inc.†	69,500	2,688,260
Incyte Corp., Ltd.†	241,149	4,275,572
Lexicon Pharmaceuticals, Inc.†	116,800	190,384
Medicines Co.†	56,600	1,081,626
Pacific Biosciences of California, Inc.†	9,700	116,109

		11,027,196

Medical-Drugs - 0.3%

Bionovo, Inc.†	20,944	13,823
PharMerica Corp.†	69,040	851,954
Sagent Pharmaceuticals, Inc.†	7,300	182,500
Targacept, Inc.†	10,200	229,500

		1,277,777

Medical-HMO - 0.8%

Magellan Health Services, Inc.†	47,542	2,516,873
WellCare Health Plans, Inc.†	26,000	1,280,500

		3,797,373

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	87,500	2,738,750

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	3,400	150,654
LB Foster Co., Class A	5,400	195,804
Mueller Industries, Inc.	12,360	459,545
Worthington Industries, Inc.	83,140	1,814,946

		2,620,949

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†	33,300	615,384

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.†	20,900	501,600

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	9,340	365,101

Multimedia - 0.1%

Demand Media, Inc.†	4,900	74,529
Journal Communications, Inc., Class A†	32,080	172,911

		247,440

Networking Products - 0.2%

Anixter International, Inc.	6,100	412,909
Black Box Corp.	19,180	632,173
NeoPhotonics Corp.†	3,200	30,496

		1,075,578

Non-Ferrous Metals - 0.4%

Uranerz Energy Corp.†	658,502	2,107,206

Office Furnishings-Original - 0.2%

HNI Corp.	21,020	523,608
Knoll, Inc.	9,760	187,295
Steelcase, Inc., Class A	45,038	489,563

		1,200,466

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	34,420	285,686
Standard Register Co.	7,676	26,022

		311,708

Oil & Gas Drilling - 1.0%

Hercules Offshore, Inc.†	771,114	4,819,462
Pioneer Drilling Co.†	28,340	414,898

		5,234,360

Oil Companies-Exploration & Production - 2.0%

Delta Petroleum Corp.†	5,080	3,607
Energy Partners, Ltd.†	81,700	1,310,468
Kodiak Oil & Gas Corp.†	127,000	869,950
McMoRan Exploration Co.†	46,600	858,372
Penn Virginia Corp.	18,900	275,751
Petroquest Energy, Inc.†	130,000	1,038,700
Rex Energy Corp.†	186,800	2,439,608
Stone Energy Corp.†	29,620	955,541
Swift Energy Co.†	14,998	588,371
Vaalco Energy, Inc.†	69,060	490,326
W&T Offshore, Inc.	49,300	1,276,870

		10,107,564

Oil Field Machinery & Equipment - 0.6%

Complete Production Services, Inc.†	86,900	2,884,211
Gulf Island Fabrication, Inc.	7,700	261,800

		3,146,011

Oil Refining & Marketing - 0.0%

Alon USA Energy, Inc.	1,900	23,256

Oil-Field Services - 1.8%

Cal Dive International, Inc.†	277,360	1,805,613
Helix Energy Solutions Group, Inc.†	8,240	144,365
Key Energy Services, Inc.†	95,300	1,684,904
North American Energy Partners, Inc.†	155,570	1,463,914
Oceaneering International, Inc.†	24,000	1,956,000
Tesco Corp.†	16,000	325,920
Tetra Technologies, Inc.†	130,100	1,774,564
Union Drilling, Inc.†	17,700	184,788

		9,340,068

Paper & Related Products - 0.8%

Boise, Inc.	6,180	52,159
Buckeye Technologies, Inc.	12,078	307,627
Clearwater Paper Corp.†	3,500	241,815
Domtar Corp.	6,320	647,674
Neenah Paper, Inc.	28,040	650,247
P.H. Glatfelter Co.	124,000	1,910,840

		3,810,362

Physical Therapy/Rehabilitation Centers - 0.1%

U.S. Physical Therapy, Inc.	14,400	370,656

Power Converter/Supply Equipment - 0.1%

Power-One, Inc.†	36,500	306,235

Printing-Commercial - 0.0%

American Reprographics Co.†	15,400	144,452

Publishing-Books - 0.1%

Scholastic Corp.	21,800	593,832

Publishing-Periodicals - 0.0%

Dex One Corp.†	34,000	79,560

Radio - 0.0%

Entercom Communications Corp., Class A†	5,240	48,575

Radio One, Inc., Class D†	9,800	22,442

		71,017

Real Estate Investment Trusts - 7.1%

Anworth Mortgage Asset Corp.	288,640	2,092,640
Apartment Investment & Management Co., Class A	34,979	934,989
Ashford Hospitality Trust, Inc.	164,580	2,348,557
BioMed Realty Trust, Inc.	16,300	333,987
Brandywine Realty Trust	6,556	83,655
Capstead Mortgage Corp.	166,700	2,212,109
CBL & Associates Properties, Inc.	111,240	2,140,258
Colonial Properties Trust	7,193	151,772
DCT Industrial Trust, Inc.	340,840	1,929,154
Developers Diversified Realty Corp.	36,660	531,203
DiamondRock Hospitality Co.	56,834	653,591
Dupont Fabros Technology, Inc.	7,640	199,710
EastGroup Properties, Inc.	4,460	209,219
Education Realty Trust, Inc.	105,418	917,137
FelCor Lodging Trust, Inc.†	62,300	388,129
First Industrial Realty Trust, Inc.†	22,218	279,502
Getty Realty Corp.	14,800	384,060
Home Properties, Inc.	64,000	3,961,600
Hospitality Properties Trust	34,340	847,511
LaSalle Hotel Properties	14,278	399,498
Lexington Realty Trust	126,976	1,198,654
LTC Properties, Inc.	17,620	520,142
MFA Financial, Inc.	134,858	1,111,230
Mission West Properties, Inc.	64,060	528,495
MPG Office Trust, Inc.†	77,900	213,446
Parkway Properties, Inc.	26,900	493,884
Pennsylvania Real Estate Investment Trust	45,480	780,437
PS Business Parks, Inc.	23,600	1,356,764
RAIT Financial Trust	133,700	286,118
Ramco-Gershenson Properties Trust	35,860	471,200
RLJ Lodging Trust†	65,404	1,193,623
Strategic Hotels & Resorts, Inc.†	26,338	176,201
Sunstone Hotel Investors, Inc.†	410,643	4,176,239
Taubman Centers, Inc.	11,300	684,441
U-Store-It Trust	132,760	1,496,205

		35,685,360

Real Estate Management/Services - 0.0%

United Capital Corp.†	900	24,300

Real Estate Operations & Development - 0.1%

Forestar Group, Inc.†	20,040	365,329

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	15,900	228,165

Rental Auto/Equipment - 0.3%

Electro Rent Corp.	12,400	190,216
Rent-A-Center, Inc.	30,740	997,820
Zipcar, Inc.†	4,200	105,504

		1,293,540

Retail-Apparel/Shoe - 1.9%

Aeropostale, Inc.†	123,500	2,334,150
ANN, Inc.†	16,240	457,156
Cato Corp., Class A	10,180	277,100
Destination Maternity Corp.	132,600	2,734,212
Finish Line, Inc., Class A	39,040	900,262
JOS. A. Bank Clothiers, Inc.†	49,800	2,843,580

		9,546,460

Retail-Appliances - 0.2%

Conn’s, Inc.†	139,291	864,997

Retail-Automobile - 0.8%

Copart, Inc.†	50,400	2,368,800
Group 1 Automotive, Inc.	37,000	1,433,010

		3,801,810

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,600	29,552

Retail-Drug Store - 0.0%

Rite Aid Corp.†	31,800	33,390

Retail-Hair Salons - 0.0%

Regis Corp.	7,620	113,767

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	2,658	29,583

Retail-Jewelry - 0.9%

Signet Jewelers, Ltd.†	95,165	4,378,542

Retail-Office Supplies - 0.9%

OfficeMax, Inc.†	537,000	4,489,320

Retail-Regional Department Stores - 0.6%

Bon-Ton Stores, Inc.	35,700	379,491
Dillard’s, Inc., Class A	47,840	2,688,130

		3,067,621

Retail-Restaurants - 1.6%

Biglari Holdings, Inc.†	3,000	1,195,350
CEC Entertainment, Inc.	44,000	1,790,360
O’Charley’s, Inc.†	72,040	522,290
Papa John’s International, Inc.†	67,500	2,236,275
PF Chang’s China Bistro, Inc.	53,820	2,173,790
Ruby Tuesday, Inc.†	6,820	72,292
Ruth’s Hospitality Group, Inc.†	48,772	260,930

		8,251,287

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	36,958	386,950

Savings & Loans/Thrifts - 1.0%

Astoria Financial Corp.	43,538	632,172
BankUnited, Inc.	84,000	2,382,240
Capitol Federal Financial, Inc.	3,700	44,215
Dime Community Bancshares, Inc.	126,452	1,772,857
ESB Financial Corp.	4,200	48,132
First Financial Holdings, Inc.	4,000	40,000
OceanFirst Financial Corp.	9,520	129,472
Waterstone Financial, Inc.†	4,400	12,188
WSFS Financial Corp.	4,458	186,210

		5,247,486

Semiconductor Components-Integrated Circuits - 0.1%

Emulex Corp.†	11,000	102,300
Integrated Device Technology, Inc.†	25,860	216,965

		319,265

Semiconductor Equipment - 2.8%

ATMI, Inc.†	87,000	1,669,530
Brooks Automation, Inc.†	24,680	279,871
Entegris, Inc.†	973,080	8,932,875
Novellus Systems, Inc.†	20,860	756,592
Photronics, Inc.†	10,500	105,420
Rudolph Technologies, Inc.†	6,880	80,702
Varian Semiconductor Equipment Associates, Inc.†	35,500	2,180,233

		14,005,223

Silver Mining - 0.1%

Hecla Mining Co.†	82,900	703,821

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	52,540	212,262

Telecom Equipment-Fiber Optics - 0.1%

Oplink Communications, Inc.†	20,520	379,210

Telecom Services - 3.5%

Consolidated Communications Holdings, Inc.	14,213	272,037
USA Mobility, Inc.	51,100	830,886
Vonage Holdings Corp.†	3,447,098	16,442,657

		17,545,580

Telecommunication Equipment - 0.5%

Arris Group, Inc.†	34,700	391,763
Comtech Telecommunications Corp.	8,500	236,215
Plantronics, Inc.	58,520	2,140,662

		2,768,640

Telephone-Integrated - 0.3%

General Communication, Inc., Class A†	123,000	1,519,050

Television - 0.2%

Belo Corp., Class A†	35,118	278,837
Sinclair Broadcast Group, Inc., Class A	85,340	820,971

		1,099,808

Textile-Apparel - 0.0%

Unifi, Inc.†	4,766	66,247

Theaters - 0.0%

Carmike Cinemas, Inc.†	2,400	17,424

Therapeutics - 0.0%

Nabi Biopharmaceuticals†	9,760	53,680

Toys - 0.2%

JAKKS Pacific, Inc.†	44,698	886,361

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	5,338	337,842

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	28,600	358,644
Amerco, Inc.†	700	63,203
TAL International Group, Inc.	18,100	610,513

		1,032,360

Transport-Marine - 2.7%

DHT Holdings, Inc.	99,600	398,400
Excel Maritime Carriers, Ltd.†	37,500	127,875
Frontline, Ltd.	4,360	80,311
Golar LNG, Ltd.	407,900	12,995,694
International Shipholding Corp.	10,378	234,647

		13,836,927

Transport-Services - 0.0%

Pacer International, Inc.†	46,700	243,774

Transport-Truck - 1.5%

Arkansas Best Corp.	10,220	250,288
Celadon Group, Inc.†	8,820	123,480
Forward Air Corp.	72,000	2,527,200
Heartland Express, Inc.	7,000	116,340
Landstar System, Inc.	65,500	3,099,460
Saia, Inc.†	36,420	572,158
USA Truck, Inc.†	6,000	70,920
Werner Enterprises, Inc.	25,780	646,562

		7,406,408

Water - 0.1%

California Water Service Group	5,780	218,715
Consolidated Water Co., Ltd.	11,300	108,932

		327,647

Web Portals/ISP - 0.4%

EarthLink, Inc.	278,500	2,198,757

Wire & Cable Products - 0.1%

Insteel Industries, Inc.	37,720	514,501

Wireless Equipment - 0.0%

InterDigital, Inc.	2,880	123,869

Total Common Stock (cost $402,920,449)		489,249,894

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%

0.75% due 11/30/11(1) (cost $572,490)	$570,000	571,804

Total Long-Term Investment Securities (cost $403,492,939)		489,821,698

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11 (cost $4,732,000)	4,732,000	4,732,000

REPURCHASE AGREEMENT - 2.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/11, to be repurchased 06/01/11 in the amount of $4,640,001 and collateralized by $4,780,000 of United States Treasury Bills bearing interest at 0.03% due 06/16/11 and having an approximate value of $4,779,933.	4,640,000	4,640,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	6,517,000	6,517,000

Total Repurchase Agreements (cost $11,157,000)	11,157,000	11,157,000

TOTAL INVESTMENTS (cost $419,381,939)(3)	100.0%	505,710,698
Liabilities in excess of other assets	0.0	(32,914)

NET ASSETS	100.0%	$505,677,784

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
62	Long	Russell 2000 Mini Index	June 2011	5,099,581	5,256,360	$156,779

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$44,973,305	$—	$—	$44,973,305
Real Estate Investments Trusts	35,685,360	—	—	35,685,360
Other Industries*	408,591,229	—	—	408,591,229
U.S. Government Treasuries	—	571,804	—	571,804
Short-Term Investment Securities:
Time Deposits	—	4,732,000	—	4,732,000
Repurchase Agreement	—	11,157,000	—	11,157,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	156,779	—	—	156,779

Total	$489,406,673	$16,460,804	$—	$505,867,477

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.4%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	14,893	$696,546

Aerospace/Defense - 0.3%

Rockwell Collins, Inc.	46,117	2,819,132

Apparel Manufacturers - 0.2%

Coach, Inc.	24,899	1,585,070
Polo Ralph Lauren Corp.	1,927	244,286

		1,829,356

Applications Software - 2.6%

Citrix Systems, Inc.†	12,235	1,072,031
Intuit, Inc.†	22,140	1,194,896
Microsoft Corp.	688,938	17,230,339
Red Hat, Inc.†	6,415	279,694
Salesforce.com, Inc.†	9,525	1,450,276

		21,227,236

Athletic Footwear - 0.3%

NIKE, Inc., Class B	33,184	2,802,389

Audio/Video Products - 0.1%

Harman International Industries, Inc.	10,356	496,777

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	28,684	1,434,200

Auto/Truck Parts & Equipment-Original - 0.5%

Johnson Controls, Inc.	94,343	3,735,983

Banks-Commercial - 0.7%

BB&T Corp.	114,223	3,145,701
M&T Bank Corp.	3,580	316,114
Marshall & Ilsley Corp.	93,214	745,712
Regions Financial Corp.	189,891	1,340,631

		5,548,158

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	114,874	3,229,108
Northern Trust Corp.	50,312	2,454,722
State Street Corp.	55,971	2,561,793

		8,245,623

Banks-Super Regional - 3.1%

Capital One Financial Corp.	79,046	4,295,360
Huntington Bancshares, Inc.	276	1,822
KeyCorp	60,463	512,122
PNC Financial Services Group, Inc.	51,675	3,225,553
US Bancorp	175,392	4,490,035
Wells Fargo & Co.	435,074	12,343,049

		24,867,941

Beverages-Non-alcoholic - 2.9%

PepsiCo, Inc.	329,892	23,461,919

Building-Residential/Commercial - 0.0%

Pulte Group, Inc.†	1,356	11,445

Cable/Satellite TV - 1.5%

Cablevision Systems Corp., Class A	34,371	1,220,858
Comcast Corp., Class A	274,582	6,930,449
DIRECTV, Class A†	86,761	4,360,608

		12,511,915

Cellular Telecom - 0.4%

MetroPCS Communications, Inc.†	52,590	941,361
Sprint Nextel Corp.†	354,303	2,072,673

		3,014,034

Chemicals-Diversified - 0.3%

PPG Industries, Inc.	29,895	2,651,687

Chemicals-Specialty - 0.3%

Ecolab, Inc.	18,407	1,010,176
International Flavors & Fragrances, Inc.	6,679	427,857
Sigma-Aldrich Corp.	18,640	1,310,205

		2,748,238

Coatings/Paint - 0.1%

Sherwin-Williams Co.	8,582	753,843

Commercial Services - 0.0%

Iron Mountain, Inc.	14	476

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	72,854	4,014,984
H&R Block, Inc.	79,731	1,291,642
Mastercard, Inc., Class A	6,325	1,815,591
Moody’s Corp.	15,220	607,430
Paychex, Inc.	61,371	1,982,284
Visa, Inc., Class A	34,187	2,771,198
Western Union Co.	56,292	1,157,364

		13,640,493

Computer Aided Design - 0.1%

Autodesk, Inc.†	19,726	847,823

Computer Services - 2.5%

Cognizant Technology Solutions Corp., Class A†	25,301	1,923,888
Computer Sciences Corp.	3,006	119,910
International Business Machines Corp.	107,098	18,092,065

		20,135,863

Computers - 4.0%

Apple, Inc.†	63,789	22,187,728
Dell, Inc.†	182,247	2,930,531
Hewlett-Packard Co.	192,060	7,179,203

		32,297,462

Computers-Integrated Systems - 0.0%

Teradata Corp.†	4,725	263,608

Computers-Memory Devices - 1.0%

EMC Corp.†	162,594	4,629,051
NetApp, Inc.†	34,823	1,907,256
SanDisk Corp.†	17,189	816,821
Western Digital Corp.†	19,883	728,712

		8,081,840

Containers-Metal/Glass - 0.1%

Ball Corp.	20,932	827,023

Cosmetics & Toiletries - 3.4%

Estee Lauder Cos., Inc., Class A	4,198	430,337
Procter & Gamble Co.	404,844	27,124,548

		27,554,885

Cruise Lines - 0.4%

Carnival Corp.	81,656	3,169,069

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc.	31,141	1,002,117

Distribution/Wholesale - 0.2%

Fastenal Co.	20,294	673,355
WW Grainger, Inc.	4,129	623,768

		1,297,123

Diversified Banking Institutions - 4.0%

Citigroup, Inc.	272,935	11,231,275
JPMorgan Chase & Co.	367,357	15,884,517
Morgan Stanley	239,525	5,786,924

		32,902,716

Diversified Manufacturing Operations - 1.5%

Danaher Corp.	67,264	3,667,906
Eaton Corp.	56,190	2,903,337
Ingersoll-Rand PLC	53,873	2,688,263
ITT Corp.	5,020	289,252
Parker Hannifin Corp.	29,267	2,600,373

		12,149,131

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	28,875	5,679,424

E-Commerce/Services - 0.8%

eBay, Inc.†	108,599	3,385,031
Netflix, Inc.†	3,766	1,019,833
priceline.com, Inc.†	3,962	2,041,182

		6,446,046

Electric Products-Misc. - 0.7%

Emerson Electric Co.	99,965	5,453,091
Molex, Inc.	11,089	303,506

		5,756,597

Electric-Integrated - 2.2%

CMS Energy Corp.	53,416	1,065,115
Consolidated Edison, Inc.	132,252	7,017,291
Integrys Energy Group, Inc.	21,617	1,131,434
Northeast Utilities	51,363	1,810,032
Pepco Holdings, Inc.	75,201	1,501,764
TECO Energy, Inc.	12,133	232,954
Wisconsin Energy Corp.	172,475	5,393,293

		18,151,883

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.	47,303	1,020,799

Electronic Components-Semiconductors - 2.3%

Altera Corp.	33,293	1,601,060
Broadcom Corp., Class A	28,494	1,025,214
Intel Corp.	626,176	14,095,222
Microchip Technology, Inc.	19,317	763,601
NVIDIA Corp.†	48,542	972,782
Xilinx, Inc.	5,075	181,076

		18,638,955

Electronic Connectors - 0.1%

Amphenol Corp., Class A	14,275	771,707

Electronic Forms - 0.1%

Adobe Systems, Inc.†	21,606	748,216

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	40,874	2,038,386

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	24,629	2,010,958

Energy-Alternate Sources - 0.0%

First Solar, Inc.†	2,570	319,323

Engineering/R&D Services - 0.2%

Fluor Corp.	20,787	1,432,848
Jacobs Engineering Group, Inc.†	7,340	338,080

		1,770,928

Engines-Internal Combustion - 0.3%

Cummins, Inc.	23,347	2,457,038

Enterprise Software/Service - 1.4%

CA, Inc.	2,983	69,802
Oracle Corp.	330,513	11,310,155

		11,379,957

Filtration/Separation Products - 0.1%

Pall Corp.	10,833	607,731

Finance-Consumer Loans - 0.0%

SLM Corp.	20,401	347,633

Finance-Credit Card - 2.9%

American Express Co.	415,710	21,450,636
Discover Financial Services	79,536	1,896,138

		23,346,774

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	94,811	1,707,546

Finance-Other Services - 0.2%

CME Group, Inc.	4,575	1,307,352

Food-Confectionery - 0.1%

Hershey Co.	13,265	739,258

Food-Dairy Products - 0.1%

Dean Foods Co.†	38,962	540,793

Food-Meat Products - 0.1%

Hormel Foods Corp.	24,268	711,780

Food-Misc. - 1.3%

Campbell Soup Co.	25,895	899,851
General Mills, Inc.	108,411	4,311,506
H.J. Heinz Co.	51,432	2,824,645
Kellogg Co.	46,323	2,639,948

		10,675,950

Food-Retail - 0.2%

SUPERVALU, Inc.	64,621	663,011
Whole Foods Market, Inc.	20,950	1,281,302

		1,944,313

Food-Wholesale/Distribution - 0.9%

Sysco Corp.	227,394	7,324,361

Gas-Distribution - 0.9%

CenterPoint Energy, Inc.	163,974	3,169,617
Nicor, Inc.	23,983	1,318,106
NiSource, Inc.	135,306	2,746,712

		7,234,435

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	11,832	1,054,113

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	38,728	689,746

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	55,335	2,092,216

Starwood Hotels & Resorts Worldwide, Inc.	22,351	1,362,964

		3,455,180

Human Resources - 0.0%

Robert Half International, Inc.	3,932	108,405

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	25,645	2,131,356

Industrial Gases - 1.3%

Air Products & Chemicals, Inc.	45,692	4,344,852
Praxair, Inc.	60,083	6,359,185

		10,704,037

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.†	39,457	2,582,461

Insurance Brokers - 0.5%

AON Corp.	36,893	1,923,970
Marsh & McLennan Cos., Inc.	82,568	2,532,361

		4,456,331

Insurance-Life/Health - 0.6%

Aflac, Inc.	24,549	1,173,197
Lincoln National Corp.	548	16,084
Principal Financial Group, Inc.	9,634	301,255
Prudential Financial, Inc.	58,393	3,724,305

		5,214,841

Insurance-Multi-line - 2.2%

ACE, Ltd.	70,952	4,882,917
Cincinnati Financial Corp.	34,569	1,051,589
Hartford Financial Services Group, Inc.	118,220	3,150,563
Loews Corp.	62,470	2,624,989
MetLife, Inc.	109,263	4,818,498
XL Group PLC	70,838	1,676,027

		18,204,583

Insurance-Property/Casualty - 1.4%

Chubb Corp.	61,925	4,061,661
Progressive Corp.	101,696	2,201,718
Travelers Cos., Inc.	80,155	4,976,023

		11,239,402

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	4,085	463,974

Internet Security - 0.1%

Symantec Corp.†	61,043	1,193,391

Investment Management/Advisor Services - 0.8%

Ameriprise Financial, Inc.	29,453	1,803,407
Franklin Resources, Inc.	16,446	2,131,073
Invesco, Ltd.	55,420	1,367,211
T. Rowe Price Group, Inc.	21,376	1,353,101

		6,654,792

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	11,864	1,063,608

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	13,813	1,152,971

Machinery-Pumps - 0.1%

Flowserve Corp.	8,159	989,116

Medical Instruments - 0.5%

Medtronic, Inc.	98,750	4,019,125

Medical Products - 3.1%

Johnson & Johnson	357,269	24,040,631
Stryker Corp.	20,288	1,265,971

		25,306,602

Medical-Biomedical/Gene - 2.0%

Amgen, Inc.†	141,589	8,571,798
Biogen Idec, Inc.†	26,573	2,517,260
Celgene Corp.†	29,478	1,795,505
Gilead Sciences, Inc.†	87,339	3,645,530

		16,530,093

Medical-Drugs - 1.7%

Bristol-Myers Squibb Co.	441,461	12,696,419
Forest Laboratories, Inc.†	27,116	976,718

		13,673,137

Medical-Generic Drugs - 0.0%

Mylan, Inc.†	13,368	314,750

Medical-HMO - 2.0%

Aetna, Inc.	48,730	2,128,527
CIGNA Corp.	37,342	1,862,992
Coventry Health Care, Inc.†	30,556	1,074,960
Humana, Inc.†	13,555	1,091,584
UnitedHealth Group, Inc.	122,565	5,999,557
WellPoint, Inc.	53,829	4,207,813

		16,365,433

Medical-Hospitals - 0.1%

Tenet Healthcare Corp.†	111,438	710,974

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc.	44,991	2,043,491
McKesson Corp.	15,381	1,316,768

		3,360,259

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.	18,477	1,675,864

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	34,392	1,278,007

Multimedia - 3.1%

McGraw-Hill Cos., Inc.	9,570	406,438
News Corp., Class A	318,637	5,843,803
Time Warner, Inc.	169,986	6,192,590
Viacom, Inc., Class B	83,386	4,203,488
Walt Disney Co.	208,073	8,662,079

		25,308,398

Networking Products - 0.2%

Juniper Networks, Inc.†	50,892	1,863,156

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.	18,515	346,786

Non-Hazardous Waste Disposal - 0.9%

Republic Services, Inc.	226,486	7,138,839

Office Automation & Equipment - 0.4%

Pitney Bowes, Inc.	55,589	1,328,021

Xerox Corp.	165,079	1,685,457

		3,013,478

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	3,239	137,139

Oil & Gas Drilling - 0.5%

Diamond Offshore Drilling, Inc.	11,502	847,352
Helmerich & Payne, Inc.	15,406	965,648
Nabors Industries, Ltd.†	27,320	761,955
Noble Corp.	26,879	1,125,424
Rowan Cos., Inc.†	12,764	506,093

		4,206,472

Oil Companies-Exploration & Production - 3.8%

Anadarko Petroleum Corp.	45,453	3,614,423
Apache Corp.	41,679	5,193,203
Cabot Oil & Gas Corp.	1,746	102,577
Chesapeake Energy Corp.	64,873	2,033,120
Denbury Resources, Inc.†	49,826	1,094,179
Devon Energy Corp.	55,325	4,651,173
EOG Resources, Inc.	24,829	2,709,837
EQT Corp.	46,960	2,544,293
Newfield Exploration Co.†	11,930	889,859
Noble Energy, Inc.	21,573	2,010,604
Pioneer Natural Resources Co.	15,233	1,398,694
QEP Resources, Inc.	89,243	3,882,070
Range Resources Corp.	10,051	562,052
Southwestern Energy Co.†	3,025	132,404

		30,818,488

Oil Companies-Integrated - 1.2%

Hess Corp.	61,836	4,886,899
Murphy Oil Corp.	69,018	4,754,650

		9,641,549

Oil Field Machinery & Equipment - 0.7%

Cameron International Corp.†	26,736	1,274,238
FMC Technologies, Inc.†	30,542	1,363,089
National Oilwell Varco, Inc.	40,764	2,958,651

		5,595,978

Oil-Field Services - 2.1%

Baker Hughes, Inc.	44,813	3,313,025
Halliburton Co.	82,115	4,118,067
Schlumberger, Ltd.	112,539	9,646,843

		17,077,935

Pharmacy Services - 0.6%

Express Scripts, Inc.†	41,192	2,453,395
Medco Health Solutions, Inc.†	41,594	2,489,817

		4,943,212

Pipelines - 1.8%

El Paso Corp.	136,979	2,883,408
Oneok, Inc.	40,599	2,886,183
Spectra Energy Corp.	215,044	5,933,064
Williams Cos., Inc.	89,108	2,797,100

		14,499,755

Quarrying - 0.1%

Vulcan Materials Co.	15,354	621,683

Real Estate Investment Trusts - 1.5%

AvalonBay Communities, Inc.	2,515	334,671
Boston Properties, Inc.	2,096	227,102
Equity Residential	28,618	1,769,451
HCP, Inc.	9,286	352,311
Host Hotels & Resorts, Inc.	102,785	1,806,960
Kimco Realty Corp.	8,464	165,133
ProLogis	45,131	747,369
Public Storage	4,261	504,247
Simon Property Group, Inc.	36,856	4,351,219
Vornado Realty Trust	15,991	1,573,194

		11,831,657

Real Estate Management/Services - 0.1%

CB Richard Ellis Group, Inc., Class A†	24,376	644,258

Retail-Apparel/Shoe - 0.3%

Gap, Inc.	33,183	643,750
Limited Brands, Inc.	38,659	1,544,814

		2,188,564

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	7,553	454,011

Retail-Automobile - 0.1%

CarMax, Inc.†	34,543	1,024,545

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	10,839	584,114

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	175,647	4,240,119

Retail-Discount - 0.5%

Costco Wholesale Corp.	48,949	4,037,314

Retail-Drug Store - 1.0%

CVS Caremark Corp.	200,451	7,755,449

Retail-Jewelry - 0.1%

Tiffany & Co.	11,108	840,431

Retail-Office Supplies - 0.2%

Staples, Inc.	79,975	1,345,180

Retail-Restaurants - 0.4%

Starbucks Corp.	91,632	3,371,141

Schools - 0.0%

DeVry, Inc.	5,742	309,207

Semiconductor Components-Integrated Circuits - 0.3%

Analog Devices, Inc.	42,333	1,742,850
Linear Technology Corp.	30,805	1,065,545

		2,808,395

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	169,729	2,338,866
KLA-Tencor Corp.	27,382	1,180,164
Teradyne, Inc.†	511	8,181

		3,527,211

Telecom Equipment-Fiber Optics - 0.1%

JDS Uniphase Corp.†	23,197	468,347

Telecommunication Equipment - 0.0%

Harris Corp.	1,701	84,097

Telephone-Integrated - 1.7%

CenturyLink, Inc.	149,900	6,474,181
Frontier Communications Corp.	482,385	4,269,107

Windstream Corp.	197,998	2,663,073

		13,406,361

Television - 0.3%

CBS Corp., Class B	77,104	2,155,057

Transport-Rail - 1.3%

CSX Corp.	49,300	3,909,490
Norfolk Southern Corp.	87,663	6,426,574

		10,336,064

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	19,813	1,589,399
Expeditors International of Washington, Inc.	28,271	1,493,274
FedEx Corp.	49,980	4,680,127

		7,762,800

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	27,786	1,883,613

Web Portals/ISP - 1.5%

Google, Inc., Class A†	20,167	10,668,746
Yahoo!, Inc.†	70,496	1,166,709

		11,835,455

Wireless Equipment - 1.6%

American Tower Corp., Class A†	49,197	2,729,449
Motorola Solutions, Inc.†	40,223	1,925,475
QUALCOMM, Inc.	141,918	8,314,976

		12,969,900

Total Long-Term Investment Securities
(cost $662,663,010)		792,372,903

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.08% due 06/16/11(1) (cost $2,999,906)	$3,000,000	2,999,906

REPURCHASE AGREEMENT - 2.0%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $16,520,000)	16,520,000	16,520,000

TOTAL INVESTMENTS
(cost $682,182,916)(3)	99.8%	811,892,809
Other assets less liabilities	0.2	1,602,623

NET ASSETS	100.0%	$813,495,432

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
298	Long	S&P 500 E-Mini Index	June 2011	$19,524,656	$20,024,110	$499,454

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$792,372,903	$—	$—	$792,372,903
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,999,906	—	2,999,906
Repurchase Agreement	—	16,520,000	—	16,520,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	499,454	—	—	499,454

Total	$792,872,357	$19,519,906	$—	$812,392,263

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2011 - (Unaudited)

Security Description	Principal Amount(7)/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 7.4%
Diversified Financial Services - 7.4%

Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/16*	$500,000	$511,336
Banc of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	506,939
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	496,023	513,384
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*	1,500,000	1,634,589
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class AJ 6.09% due 12/10/17(1)	1,000,000	904,799
Citigroup Mtg. Loan Trust, Inc. VRS Series 2007-AMC1, Class A2A 0.30% due 12/25/36	930,166	839,438
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class B 5.25% due 06/10/44(1)	1,000,000	965,704
Credit Suisse Mtg. Capital Certs. Series 2007-1, Class 5A-13 6.00% due 02/25/37(2)	862,112	744,944
DBUBS Mtg. Trust VRS Series 2011-LC1A, Class F 5.56% due 02/01/21*(1)	2,500,000	2,351,452
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	275,000	279,125
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	193,319	193,309
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	1,045,783
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(2)	2,443,049	2,499,747
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/17*	1,125,000	1,215,403
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49	1,900,000	2,043,520
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(2)	56,266	56,542
Greenwich Capital Commercial Funding Corp. VRS Series 2007-GG11, Class AJ 6.00% due 12/10/49	2,600,000	2,260,972
GSAA Trust VRS Series 2006-11, Class 2A2 0.37% due 07/25/36	5,561,711	2,840,816
Harborview Mtg. Loan Trust VRS Series 2006-14, Class 2A1A 0.35% due 01/25/47	2,313,609	1,386,960
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2010-RR1, Class WBB 5.74% due 05/20/17*	1,929,000	2,029,211
JP Morgan Mtg. Acquisition Corp. VRS Series 2006-CH2, Class AV 3 0.31% due 10/25/36	1,500,000	1,232,475
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	1,500,000	1,538,620
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.87% due 12/25/35	1,058,199	872,035
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.97% due 08/12/49(1)	500,000	501,616
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	1,112,000	1,126,264
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(1)	150,000	151,295
Morgan Stanley Capital I Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	2,000,000	1,777,297
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	1,000,000	985,220
Residential Asset Mtg. Products, Inc. VRS Series 2006-RS1, Class AI 2 0.44% due 01/25/36	295,113	215,753
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	147,462	150,068
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	262,000	264,620
Soundview Home Equity Loan Trust VRS Series 2007-OPT1, Class 2A-1 0.29% due 06/25/37	620,919	526,414

Wachovia Bank Commercial Mtg. Trust Series 2003-C7, Class J 5.36% due 10/15/35*	2,750,000	2,304,243

Total Asset Backed Securities
(cost $35,811,454)		36,469,893

U.S. CORPORATE BONDS & NOTES - 46.1%
Advanced Materials - 0.2%

Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	900,000	927,000

Advertising Services - 0.4%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,065,000	697,575
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,035,000	1,094,512

		1,792,087

Aerospace/Defense - 0.2%

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	795,000	854,625

Airlines - 0.2%

Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	978,000	1,053,795

Applications Software - 0.0%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	125,000	129,063

Auto-Cars/Light Trucks - 0.4%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	855,000	852,863
Daimler Finance North America LLC FRS Company Guar. Notes 0.92% due 03/28/14*	533,000	533,169
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	568,000	575,896

		1,961,928

Auto/Truck Parts & Equipment-Original - 0.8%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	930,000	1,004,400
Dana Holding Corp. Senior Notes 6.50% due 02/15/19	125,000	124,375
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	1,000,000	1,000,000
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	1,745,000	1,917,319

		4,046,094

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Escrow Notes 10.00% due 04/15/05†(3)(4)	150,000	0

Banks-Commercial - 0.8%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	569,000	592,858
BB&T Corp. Senior Notes 2.05% due 04/28/14	225,000	227,696
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	168,000	157,655
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	1,028,138	1,031,994
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	463,000	509,545
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	305,000	328,009
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	59,627
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	167,000	170,757
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	300,000	311,589
Zions Bancorp Senior Notes 7.75% due 09/23/14	356,000	391,422

		3,781,152

Banks-Fiduciary - 0.1%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.31% due 06/15/37	454,000	383,550

Banks-Money Center - 0.2%

Dresdner Funding Trust I Jr. Sub. Bonds 8.15% due 06/30/31*	1,175,000	1,157,375

Banks-Super Regional - 0.5%

Bank of America NA Sub. Notes 5.30% due 03/15/17	309,000	326,598
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	185,000	189,239

Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	183,000	210,948
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	175,000	196,399
KeyCorp Senior Notes 5.10% due 03/24/21	164,000	170,691
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(5)	30,000	26,250
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	151,124
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	28,546
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 08/01/11(5)	259,000	239,704
Wachovia Corp. FRS Senior Notes 0.58% due 06/15/17	330,000	316,027
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	392,000	385,765
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	150,000	164,813
Wells Fargo Bank NA FRS Sub. Notes 0.47% due 05/16/16	290,000	277,082

		2,683,186

Broadcast Services/Program - 0.7%

Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	1,250,000	1,253,125
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	720,000	691,200
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	449,000	460,225
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,000,000	1,085,000

		3,489,550

Building & Construction Products-Misc. - 0.4%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,080,000	1,088,100
Euramax International, Inc. Senior Sec. Notes 9.50% due 04/01/16*	575,000	586,500
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	450,000	460,687

		2,135,287

Building Products-Cement - 0.3%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,405,000	1,498,183

Building-Heavy Construction - 0.2%

New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,020,000	985,575

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	675,000	639,562
KB Home Company Guar. Notes 9.10% due 09/15/17	400,000	414,000
Shea Homes LP/Shea Homes Funding Corp. Senior Sec. Notes 8.63% due 05/15/19*	530,000	535,963
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	1,475,000	1,500,812

		3,090,337

Cable/Satellite TV - 1.5%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	1,600,000	1,576,000
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	800,000	911,111
COX Communications, Inc. Notes 7.13% due 10/01/12	125,000	134,865
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,850,000	2,132,125
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,305,000	1,422,450
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	950,000	1,064,000
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	210,000	246,949

		7,487,500

Capacitors - 0.2%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	825,000	930,187

Casino Hotels - 0.6%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	1,225,000	1,368,937
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(3)(4)	250,000	236,635
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	935,000	1,051,875
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	480,000	556,800

		3,214,247

Casino Services - 0.1%

Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	589,875

Cellular Telecom - 0.9%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	1,250,000	1,237,500
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	2,125,000	2,138,281
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	1,250,000	1,326,563

		4,702,344

Chemicals-Diversified - 0.1%

EI du Pont de Nemours & Co. FRS Senior Notes 0.73% due 03/25/14	205,000	205,693
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	53,000	51,643
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	235,000	230,014
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	108,000	109,741

		597,091

Chemicals-Plastics - 0.4%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,670,000	1,793,162

Chemicals-Specialty - 0.2%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	408,000	491,397
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	214,000	250,362

		741,759

Circuit Boards - 0.1%

Viasystems, Inc. Sec. Notes 12.00% due 01/15/15*	510,000	576,300

Coal - 1.4%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	1,305,000	1,316,419
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	825,000	917,813
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	160,000	175,200
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	830,000	921,300
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,300,000	1,417,000
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*	1,200,000	1,224,000
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,010,000	1,071,862

		7,043,594

Commercial Services - 0.4%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,100,000	2,176,125

Computer Services - 0.3%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	156,000	171,493
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	966,375
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	332,012

		1,469,880

Computers - 0.0%

Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	230,000	231,861

Computers-Memory Devices - 0.1%

Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	670,000	685,075

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	650,000	663,000

Consumer Products-Misc. - 0.5%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	960,000	900,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	1,215,000	1,289,419
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	460,000	457,469

		2,646,888

Containers-Metal/Glass - 0.6%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,416,000	1,539,900
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	850,000	880,812
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	755,000	753,113

		3,173,825

Containers-Paper/Plastic - 0.6%

Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	325,000	348,563
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	635,000	646,112
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	446,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,225,000	1,281,656

		2,722,331

Cosmetics & Toiletries - 0.2%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	775,000	842,813

Decision Support Software - 0.4%

PGS Solutions Company Guar. Notes 9.63% due 02/15/15	1,855,000	1,873,550

Dialysis Centers - 0.2%

DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	1,200,000	1,228,500

Distribution/Wholesale - 0.5%

American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	1,025,000	1,107,000
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,525,000	1,570,750

		2,677,750

Diversified Banking Institutions - 1.5%

Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	135,000	136,314
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	6,000	6,312
Bank of America Corp. Senior Notes 6.50% due 08/01/16	607,000	686,640
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,005,000	1,080,023
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	225,000	239,286
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	443,000	470,549
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	160,000	178,689
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	140,000	139,973
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,500,000	1,646,250
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	96,000	103,102
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	171,000	185,215
JPMorgan Chase & Co. FRS Sub. Notes 1.50% due 09/01/15	162,000	161,601
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	212,000	216,488
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	365,000	412,157
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	150,000	165,205
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.26% due 05/15/77	65,000	54,503
Morgan Stanley Senior Notes 3.80% due 04/29/16	237,000	238,154

Morgan Stanley Senior Notes 5.55% due 04/27/17	595,000	642,997
Morgan Stanley Senior Notes 7.30% due 05/13/19	354,000	407,657
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	49,000	54,467

		7,225,582

Diversified Financial Services - 0.5%

Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	1,020,000	1,048,050
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	290,000	288,956
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	168,573
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	794,422

		2,300,001

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	95,549
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	700,000	665,000
Harsco Corp. Senior Notes 2.70% due 10/15/15	377,000	378,696
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	460,000	464,651

		1,603,896

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	180,000	177,867

Electric-Generation - 1.1%

AES Corp. Senior Notes 8.00% due 10/15/17	2,140,000	2,313,875
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,450,000	1,199,875
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	279,350
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	208,000	194,480

Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	205,040	214,267
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	487,325	532,402
Sithe/Independence Funding Corp. Senior Sec. Notes 9.00% due 12/30/13	713,252	736,682

		5,470,931

Electric-Integrated - 0.7%

Cleco Power LLC Senior Notes 6.00% due 12/01/40	187,000	197,569
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	371,477
Entergy Louisiana LLC 1st Mtg. Notes 4.80% due 05/01/21	328,000	337,107
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	92,000	93,023
Exelon Corp. Senior Notes 5.63% due 06/15/35	190,000	185,569
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	152,000	148,239
Georgia Power Co. Senior Notes 3.00% due 04/15/16	153,000	156,921
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	138,000	140,407
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	237,024	260,133
Nevada Power Co. Bonds 5.45% due 05/15/41	160,000	163,432
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	390,000	471,421
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	725,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	112,333
Texas Competitive Electric Holdings Co. LLC Senior Sec. Notes 11.50% due 10/01/20*	705,000	713,813

		3,351,444

Electronic Components-Misc. - 0.3%

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	675,000	764,437
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	575,000	662,688

		1,427,125

Electronic Components-Semiconductors - 0.5%

Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,399,325
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	560,000	637,700
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	214,000	255,760

		2,292,785

Energy-Alternate Sources - 0.2%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/19*	935,000	911,625

Finance-Auto Loans - 0.6%

Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	407,000	410,163
Ford Motor Credit Co., LLC Senior Notes 12.00% due 05/15/15	1,190,000	1,520,872
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	910,000	916,919

		2,847,954

Finance-Commercial - 0.0%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	153,000	162,647

Finance-Credit Card - 0.0%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	108,000	111,105

Finance-Investment Banker/Broker - 0.4%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	280,000	285,721
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	322,000	325,754
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(5)(11)(13)	101,000	10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(13)	97,000	25,220
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(13)	111,000	56
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(13)	143,000	71
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	283,000	306,317
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18*	920,000	970,600
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/16	227,000	234,879

		2,148,628

Finance-Other Services - 0.3%

SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,290,000	1,330,312

Financial Guarantee Insurance - 0.6%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/36*	3,600,000	2,844,000

Firearms & Ammunition - 0.2%

FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	986,000	1,062,415

Food-Canned - 0.2%

Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	1,200,000	1,224,750

Food-Meat Products - 0.3%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*	470,000	460,600
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	725,000	848,250

		1,308,850

Food-Misc. - 0.1%

Kellogg Co. Senior Notes 3.25% due 05/21/18	115,000	115,856
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	414,000	466,201

		582,057

Food-Retail - 0.1%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	241,000	276,639

Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	431,500

		708,139

Funeral Services & Related Items - 0.3%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,425,000	1,442,812

Gambling (Non-Hotel) - 0.4%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,415,000	1,535,275
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	619,398	371,639

		1,906,914

Gas-Distribution - 0.1%

KeySpan Gas East Corp. Senior Notes 5.82% due 04/01/41*	204,000	216,078
Southern Union Co. Senior Notes 7.60% due 02/01/24	198,000	231,580

		447,658

Gas-Transportation - 0.2%

Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	820,000	848,700

Home Furnishings - 0.2%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	900,000	942,750

Independent Power Producers - 0.8%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	995,000	1,054,700
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	1,615,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	850,000	894,625
NGC Corp. Capital Trust I Company Guar. Notes 8.32% due 06/01/27	750,000	390,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	575,000	580,750
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	925,000	948,125

		3,868,200

Insurance Brokers - 0.1%

AON Corp. Senior Notes

3.13% due 05/27/16	441,000	443,135

Insurance-Life/Health - 0.3%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	154,111
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	192,698
Protective Life Corp. Senior Notes 8.45% due 10/15/39	396,000	465,699
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	230,000	230,029
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	304,000	307,315

		1,349,852

Insurance-Multi-line - 0.5%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	184,000	191,956
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	1,600,000	1,792,000
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	280,000	287,056

		2,271,012

Insurance-Mutual - 0.4%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	135,000	143,930
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	182,000	183,076
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/37*	295,000	306,800
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	840,000	1,138,200

		1,772,006

Insurance-Property/Casualty - 0.0%

Markel Corp. Senior Notes 5.35% due 06/01/21	230,000	229,475

Insurance-Reinsurance - 0.0%

Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	236,000	238,211

Investment Companies - 0.1%

Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	410,000	462,275

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	195,000	197,076

Machinery-Farming - 0.2%

Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	745,000	828,813

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	1,300,000	1,329,250

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	525,000	559,125

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc. FRS Company Guar. Notes 1.16% due 03/24/14	292,000	293,708
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	328,000	337,873

		631,581

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	244,000	298,561
Johnson & Johnson Senior Notes 4.85% due 05/15/41	390,000	386,949
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(6)	600,000	621,000

		1,306,510

Medical-Biomedical/Gene - 0.3%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,090,000	1,201,725
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	205,000	217,518

		1,419,243

Medical-Hospitals - 1.2%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	800,000	864,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,625,000	1,381,250

HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,210,000	1,353,687
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	675,000	679,219
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	748,000	757,350
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	975,000	1,072,500

		6,108,006

Metal-Aluminum - 0.0%

Alcoa, Inc. Bonds 5.90% due 02/01/27	177,000	181,743

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	225,000	246,656

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	425,000	459,000

MRI/Medical Diagnostic Imaging - 0.2%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	1,085,000	1,128,400

Multimedia - 0.3%

Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(3)(4)	57,636	16,930
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	140,000	154,998
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	310,000	310,897
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	187,000	198,938
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	395,000	410,240
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	286,000	322,524
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	294,000	299,766

		1,714,293

Music - 0.3%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,240,000	1,315,950

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(3)(4)(12)(14)	75,000	0

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	180,000	182,194
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	152,000	153,614

		335,808

Office Automation & Equipment - 0.4%

CDW Escrow Corp. Company Guar. Notes 8.50% due 04/01/19*	1,475,000	1,497,125
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	38,000	40,850
Xerox Corp. Senior Notes 4.50% due 05/15/21	276,000	275,775

		1,813,750

Oil Companies-Exploration & Production - 2.8%

Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	855,000	874,237
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	775,000	823,437
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	990,000	1,024,650
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	425,000	432,438
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,015,000	1,067,019
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	360,000	387,900
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	445,000	450,562
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	490,000	550,025
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	780,000	811,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes

7.63% due 04/15/21*	450,000	474,750
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	1,850,000	2,025,750
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	1,590,000	1,538,325
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	515,000	584,889
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	260,000
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	367,250
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	725,000	779,375
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	240,000	239,100
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	95,000	100,225
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	565,000	584,775
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	442,000	496,099

		13,872,006

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 7.88% due 10/01/29	330,000	425,160

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp. Senior Notes 4.50% due 06/01/21	322,000	322,772
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	760,000	784,700

		1,107,472

Oil Refining & Marketing - 0.2%

Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	945,000	1,067,850

Oil-Field Services - 0.5%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	615,000	633,450
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	530,000	561,800
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	625,000	632,812
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	580,000	583,625
SESI LLC Company Guar. Notes 6.38% due 05/01/19*	150,000	149,625

		2,561,312

Paper & Related Products - 0.7%

Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(4)(6)	94,431	89,237
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	1,290,000	1,309,350
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17	430,000	471,388
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	375,000	375,000
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	270,000	292,950
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	980,000	1,087,156

		3,625,081

Pharmacy Services - 0.0%

Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	225,000	227,417

Pipelines - 1.4%

CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	416,000	423,135
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	628,500
El Paso Corp. Senior Notes 6.50% due 09/15/20	100,000	113,005
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	950,000	1,035,500
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	352,000	355,875
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	90,000	96,048
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	360,000	368,592
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	1,075,000	1,075,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	470,000	500,019
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	75,000	79,740
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	265,000	267,981
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	310,000	319,300
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	119,000	130,583
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	249,000	285,770
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	520,000	547,300
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	400,000	454,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	357,875

		7,038,223

Printing-Commercial - 0.2%

Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21*	770,000	765,188

Private Corrections - 0.2%

Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21*	850,000	852,125

Real Estate Investment Trusts - 0.7%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	205,000	207,887
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	205,000	210,627
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	78,000	84,642
Camden Property Trust Senior Notes 4.63% due 06/15/21	235,000	233,599
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	925,000	1,018,656
HCP, Inc. Senior Notes 3.75% due 02/01/16	175,000	179,765
HCP, Inc. Senior Notes 5.38% due 02/01/21	189,000	198,397
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	1,170,000	1,196,325

		3,329,898

Real Estate Management/Services - 0.3%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	1,375,000	1,392,187

Real Estate Operations & Development - 0.3%

First Industrial LP Senior Notes 5.75% due 01/15/16	1,255,000	1,254,645

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	1,625,000	163

Rental Auto/Equipment - 0.9%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	650,000	713,375
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	925,000	935,406
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	800,000	840,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	1,000,000	1,032,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	800,000	832,000

		4,353,281

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	460,000	479,550
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	75,000	80,625
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	210,000	245,963

		806,138

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	450,000	471,781

Retail-Drug Store - 0.4%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	471,000	526,993
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	178,632	185,273
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	1,075,000	1,156,969

		1,869,235

Retail-Jewelry - 0.2%

Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*	1,250,000	1,200,000

Retail-Propane Distribution - 0.1%

Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	100,000	103,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18*	215,000	221,450

		324,450

Retail-Regional Department Stores - 0.2%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	720,000	810,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.45% due 10/15/16	360,000	426,600

		1,236,600

Retail-Restaurants - 0.7%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	880,000	959,200

DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18*	925,000	1,012,875
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	700,000	759,500
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	450,000	500,625

		3,232,200

Retail-Toy Stores - 0.3%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	1,200,000	1,285,500

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(3)(4)(12)(14)	25,000	0

Schools - 0.0%

Massachusetts Institute of Technology Notes 5.60% due 07/01/11	200,000	208,265

Seismic Data Collection - 0.1%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	745,000	728,238

Special Purpose Entities - 0.3%

Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(6)	273,848	273,848
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. Senior Sub. Notes 8.38% due 03/01/18*	1,050,000	1,092,000

		1,365,848

Steel-Producers - 0.5%

JMC Steel Group Senior Notes 8.25% due 03/15/18*	825,000	851,812
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	450,000	484,875
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	185,000	190,550
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	895,000	949,819

		2,477,056

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	425,000	449,438

Telecom Services - 0.8%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	180,000	196,078
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	23,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	115,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	230,000
Embarq Corp. Senior Notes 7.08% due 06/01/16	217,000	246,083
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,200,000	1,302,000
PAETEC Holding Corp. Senior Notes 9.88% due 12/01/18*	290,000	311,025
Qwest Corp. Senior Notes 8.88% due 03/15/12	636,000	670,185
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	680,000	748,850

		3,842,221

Telephone-Integrated - 1.4%

AT&T, Inc. Senior Notes 5.35% due 09/01/40	214,000	204,081
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	210,000	207,302
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	775,000	789,531
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	550,000	556,875
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,575,000	1,730,531
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	250,000	274,375
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	250,000	274,063
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	106,444
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,550,000	1,710,812

Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	410,000	417,981
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	354,000	414,604

		6,686,599

Theaters - 0.1%

Cinemark USA, Inc. Senior Sub. Notes 7.38% due 06/15/21*	375,000	375,000

Tools-Hand Held - 0.0%

Snap-On, Inc. Senior Notes 4.25% due 01/15/18	177,000	185,492

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 07/02/11	58,136	55,810
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	353,254	363,851
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	367,961	323,806
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	428,490	427,419

		1,170,886

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.85% due 06/01/21	322,000	323,515

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	273,000	273,795
CSX Corp. Senior Notes 5.50% due 04/15/41	195,000	195,270
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	200,000	202,690

		671,755

Transport-Services - 0.3%

Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	1,055,000	1,107,750
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	116,000	119,537

Ryder System, Inc. Senior Notes 3.60% due 03/01/16	117,000	120,760

		1,348,047

Web Hosting/Design - 0.4%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	2,050,000	2,214,000

Web Portals/ISP - 0.1%

Google, Inc. Senior Notes 2.13% due 05/19/16	46,000	45,946
Google, Inc. Senior Notes 3.63% due 05/19/21	414,000	410,746

		456,692

Wire & Cable Products - 0.1%

Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	550,000	583,000

Wireless Equipment - 0.1%

Motorola, Inc. Senior Notes 6.50% due 09/01/25	168,000	188,863
Motorola, Inc. Senior Notes 6.63% due 11/15/37	59,220	67,938

		256,801

Total U.S. CORPORATE BONDS & NOTES
(cost $220,867,749)		228,567,526

FOREIGN CORPORATE BONDS & NOTES - 10.8%
Airlines - 0.1%

TAM Capital 3, Inc. Company Guar. Notes 8.38% due 06/03/21*	270,000	276,423

Auto-Cars/Light Trucks - 0.3%

Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	1,375,000	1,402,500

Banks-Commercial - 1.8%

Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	430,000	435,848
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*	450,000	443,306
Banco de Credito del Peru Senior Notes 4.75% due 03/16/16*	360,000	355,080
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*	340,000	341,700

Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*	390,000	382,668
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*	290,000	278,400
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20*	450,000	436,751
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(5)	225,000	214,875
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	140,000	150,887
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(5)	124,000	119,660
BBVA US Senior SAU FRS Company Guar. Notes 2.39% due 05/16/14	351,000	352,271
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	366,000	368,778
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	181,000	189,963
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	272,000	297,492
Finansbank AS Senior Notes 5.50% due 05/11/16*	380,000	364,800
Groupe BPCE FRS Jr. Sub Notes 3.77% due 09/30/11(5)	78,000	58,499
GTB Finance B.V. Company Guar. Notes 7.50% due 05/19/16*	460,000	460,510
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*	435,000	432,825
ING Bank NV Senior Notes 2.00% due 10/18/13*	204,000	204,163
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/14*	170,000	174,131
Nordea Bank AB Senior Notes 2.13% due 01/14/14*	200,000	202,137
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(5)	120,000	132,000
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	226,000	224,729
Royal Bank of Scotland Group PLC Jr. Sub Notes 7.65% due 09/30/31(5)	1,350,000	1,279,125

Standard Chartered PLC FRS Senior Notes 1.21% due 05/12/14*	371,000	370,642
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	338,000	340,292
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(5)	570,000	359,100

		8,970,632

Banks-Money Center - 0.2%

ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/14*	348,000	355,483
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	287,000	293,719
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	171,000	173,954
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	166,000	165,181

		988,337

Banks-Special Purpose - 0.1%

Export-Import Bank of Korea Senior Notes 3.75% due 10/20/16	452,000	458,860

Building & Construction Products-Misc. - 0.2%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	240,000	262,200
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	400,000	436,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	330,000	366,300

		1,064,500

Building Products-Cement - 0.1%

Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	330,000	361,746

Building-Heavy Construction - 0.1%

Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*	430,000	451,500

Cellular Telecom - 0.4%

Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	117,000	115,877

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*		1,925,000	2,034,013

			2,149,890

Chemicals-Diversified - 0.3%

Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*		450,000	424,125
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*		745,000	833,282

			1,257,407

Chemicals-Plastics - 0.3%

Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*		1,175,000	1,351,250

Computers-Memory Devices - 0.3%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*		1,205,000	1,268,262

Diamonds/Precious Stones - 0.1%

ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20*		435,000	476,420

Diversified Banking Institutions - 0.0%

BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*		135,000	144,490
Natixis FRS Sub. Notes 0.53% due 01/15/19		100,000	90,579

			235,069

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*		385,000	431,200

Diversified Minerals - 0.0%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26		119,000	140,501

Diversified Operations - 0.1%

Votorantim Cimentos SA Company Guar. Bonds 7.25% due 04/05/41*		535,000	528,313

Electric-Generation - 0.3%

AES Andres Dominicana/Itabo Dominicana, Ltd. Company Guar. Notes 9.50% due 11/12/20*		445,000	474,592
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/21*		485,000	481,969
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	1,002,000,000	591,813

			1,548,374

Electric-Integrated - 0.1%

Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*		450,000	463,500

Finance-Investment Banker/Broker - 0.1%

Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*		506,000	517,129

Finance-Other Services - 0.2%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		1,200,000	1,197,000

Food-Retail - 0.1%

Cencosud SA Company Guar. Notes 5.50% due 01/20/21*		388,000	386,540

Forestry - 0.0%

Sino-Forest Corp. Company Guar. Notes 6.25% due 10/21/17*		199,000	184,200

Gold Mining - 0.1%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		540,000	525,546

Import/Export - 0.1%

Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		420,000	437,850

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(4)(12)(15)		175,000	0

Insurance-Multi-line - 0.5%

Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(5)		62,000	45,300
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)		2,010,000	1,929,600
XL Capital PLC Senior Notes 5.25% due 09/15/14		219,000	236,869
XL Capital PLC Senior Notes 6.38% due 11/15/24		142,000	150,502

			2,362,271

Insurance-Reinsurance - 0.0%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40		191,000	208,133

Medical-Drugs - 0.1%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	185,000	216,685
Hypermarcas SA Notes 6.50% due 04/20/21*	290,000	289,275
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21	205,000	206,817

		712,777

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.81% due 03/21/14	246,000	246,757

Metal-Diversified - 0.1%

Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*	380,000	381,900

Oil & Gas Drilling - 0.1%

Transocean, Inc. Senior Notes 6.00% due 03/15/18	235,000	261,632

Oil Companies-Exploration & Production - 0.4%

Compton Petroleum Finance Corp. Company Guar. Notes 10.00% due 09/15/17	690,740	518,055
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	440,000	469,172
Nexen, Inc. Senior Notes 7.50% due 07/30/39	378,000	442,669
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14	625,000	307,812
OPTI Canada, Inc. Sec. Notes 8.25% due 12/15/14	235,000	116,913

		1,854,621

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	319,000	326,717
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	265,000	279,948
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	430,000	444,967
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	330,000	383,087
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	387,000	484,691

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27	300,000	142,500
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17	850,000	601,375
Petroleos de Venezuela SA Company Guar. Notes 12.75% due 02/17/22	270,000	210,600
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	330,000	331,914

		3,205,799

Paper & Related Products - 0.3%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	316,938
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	1,275,000	1,290,937

		1,607,875

Petrochemicals - 0.1%

Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*	410,000	450,795

Pipelines - 0.0%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	222,000	226,765

Real Estate Operations & Development - 0.4%

China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*	380,000	378,114
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*	355,000	370,087
Country Garden Holdings Co. Company Guar. Notes 11.25% due 04/22/17*	445,000	471,700
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*	420,000	433,650
Shimao Property Holdings, Ltd. Company Guar. Notes 9.65% due 08/03/17	310,000	298,606

		1,952,157

Satellite Telecom - 0.3%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,250,000	1,259,375

Semiconductor Equipment - 0.2%

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	160,000	180,600

Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/19*	650,000	657,313

		837,913

Sovereign Agency - 0.1%

Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*	510,000	534,225

Special Purpose Entities - 0.6%

Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*	350,000	368,675
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*† (11)(15)	560,000	11,200
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	2,325,000	2,255,250
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*	240,000	236,760
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(5)	121,000	121,605

		2,993,490

Steel-Producers - 0.3%

Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	875,000	884,844
Evraz Group SA Notes 6.75% due 04/27/18*	370,000	371,707
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*	450,000	473,881

		1,730,432

SupraNational Banks - 0.0%

Asian Development Bank Senior Notes 5.82% due 06/16/28	112,000	130,100

Telecom Services - 0.1%

Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	610,000	648,125

Telephone-Integrated - 0.6%

British Telecommunications PLC Senior Notes 9.88% due 12/15/30	170,000	242,516
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*	378,000	385,811
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	423,000	448,316

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/19	328,000	372,429
Telefonica Emisiones SAU FRS Company Guar. Notes 0.60% due 02/04/13	295,000	292,769
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	165,000	168,931
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*	400,000	392,480
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	420,000	472,500

		2,775,752

Transport-Marine - 0.2%

CMA CGM SA Senior Notes 8.50% due 04/15/17*	1,200,000	1,092,000

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Notes 6.50% due 05/15/18	300,000	349,857

Transport-Services - 0.1%

Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*	550,000	529,998

Total Foreign Corporate Bonds & Notes
(cost $52,576,974)		53,425,698

FOREIGN GOVERNMENT AGENCIES - 15.7%
Sovereign - 15.5%

Dominican Republic Senior Notes 7.50% due 05/06/21*	330,000	346,500
Dominican Republic Bonds 7.50% due 05/06/21	690,000	724,500
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21	550,000	578,050
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41	696,000	708,876
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	430,000	522,450
Federal Republic of Brazil Notes 8.00% due 01/15/18	552,222	662,667

Federal Republic of Brazil Notes 8.75% due 02/04/25		1,060,000	1,480,290
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	590,000	952,129
Government of Australia Bonds 5.75% due 06/15/11	AUD	1,940,000	2,072,242
Government of Australia Bonds 6.00% due 02/15/17	AUD	550,000	613,995
Government of Bermuda Senior Notes 5.60% due 07/20/20*		265,000	289,512
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,090,000	2,368,882
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,840,000	2,494,317
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	117,600,000	1,515,964
Government of Poland Bonds 5.00% due 10/24/13	PLN	2,560,000	932,018
Government of Ukraine Senior Notes 7.95% due 02/23/21*		350,000	356,875
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	10,740,000	2,137,277
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	11,110,000	2,249,425
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	10,790,000	1,876,529
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	8,540,000	1,442,879
Republic of Argentina Notes 2.50% due 12/31/38(8)		1,552,637	665,305
Republic of Argentina Senior Bonds 8.28% due 12/31/33		831,308	729,473
Republic of Belarus Bonds 8.75% due 08/03/15		480,000	424,800
Republic of Belarus Senior Notes 8.95% due 01/26/18		490,000	423,850
Republic of Chile Bonds 5.50% due 08/05/20	CLP	356,000,000	768,435
Republic of Colombia Senior Bonds 6.13% due 01/18/41		380,000	412,300
Republic of Colombia Senior Bonds 7.38% due 09/18/37		600,000	751,500
Republic of Colombia Senior Bonds 8.13% due 05/21/24		250,000	330,000
Republic of Colombia Bonds 9.85% due 06/28/27	COP	1,000,000,000	752,993
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		300,000	334,500
Republic of Hungary Bonds 5.50% due 02/12/14	HUF	68,000,000	358,628
Republic of Hungary Bonds 5.50% due 02/12/16	HUF	71,000,000	362,134
Republic of Hungary Senior Bonds 6.38% due 03/29/21		720,000	753,300
Republic of Hungary Bonds 7.63% due 03/29/41		850,000	918,000
Republic of Indonesia Senior Notes 4.88% due 05/05/21*		1,010,000	1,025,150
Republic of Indonesia Senior Bonds 5.88% due 03/13/20		760,000	833,150
Republic of Indonesia Bonds 6.63% due 02/17/37		700,000	775,466
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		730,000	844,975
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	1,083,375
Republic of Indonesia Senior Notes 11.63% due 03/04/19		420,000	614,250
Republic of Ivory Coast Senior Bonds 2.50% due 12/31/32(11)		940,000	498,200
Republic of Peru Senior Bonds 5.63% due 11/18/50		250,000	234,375
Republic of Peru Senior Bonds 6.55% due 03/14/37		265,000	292,162
Republic of Peru Senior Bonds 7.35% due 07/21/25		749,000	906,290
Republic of Peru Senior Bonds 8.75% due 11/21/33		380,000	516,230
Republic of Philippines Bonds 8.38% due 06/17/19		1,400,000	1,793,750

Republic of Poland Bonds 5.13% due 04/21/21		1,390,000	1,440,387
Republic of South Africa Senior Notes 5.88% due 05/30/22		900,000	997,875
Republic of South Africa Bonds 7.25% due 01/15/20	ZAR	5,400,000	743,746
Republic of South Africa Bonds 10.50% due 12/21/26	ZAR	4,200,000	720,932
Republic of South Korea Senior Bonds 7.13% due 04/16/19		850,000	1,027,764
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		730,000	730,000
Republic of the Philippines Bonds 4.00% due 01/15/21		770,000	748,825
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	33,000,000	738,037
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		1,280,000	1,473,600
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		300,000	369,000
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		525,000	788,812
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	650,000	350,926
Republic of Turkey Senior Notes 6.88% due 03/17/36		320,000	352,000
Republic of Turkey Senior Bonds 7.00% due 09/26/16		465,000	533,006
Republic of Turkey Senior Notes 7.00% due 06/05/20		250,000	287,812
Republic of Turkey Senior Notes 7.38% due 02/05/25		620,000	732,375
Republic of Turkey Senior Notes 7.50% due 11/07/19		580,000	688,750
Republic of Turkey Senior Notes 8.00% due 02/14/34		467,000	579,080
Republic of Uruguay Bonds 8.00% due 11/18/22		580,000	738,920
Republic of Venezuela Senior Bonds 5.75% due 02/26/16		910,000	675,675
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		1,000,000	905,000
Republic of Venezuela Bonds 9.00% due 05/07/23		500,000	341,750
Republic of Venezuela Bonds 12.75% due 08/23/22		2,450,000	2,107,000
Russian Federation Senior Bonds 5.00% due 04/29/20*		700,000	713,580
Russian Federation Senior Bonds 7.50% due 03/31/30(8)		1,673,775	1,971,925
Russian Federation Bonds 7.85% due 03/10/18*	RUB	20,000,000	749,266
Russian Federation Notes 12.75% due 06/24/28		1,040,000	1,851,200
State of Qatar Bonds 5.25% due 01/20/20		680,000	731,000
State of Qatar Bonds 6.55% due 04/09/19		420,000	492,450
Swiss Confederation Bonds 2.00% due 10/12/16	CHF	1,740,000	2,108,917
Ukraine Government Bonds 6.58% due 11/21/16		330,000	334,125
Ukraine Government Bonds 7.75% due 09/23/20		350,000	358,750
Ukraine Government Bonds 7.95% due 02/23/21		870,000	897,187
United Mexican States Senior Notes 6.05% due 01/11/40		690,000	732,435
United Mexican States Bonds 6.50% due 06/10/21	MXN	13,400,000	1,123,759
United Mexican States Bonds 7.25% due 12/15/16	MXN	27,240,000	2,461,216
United Mexican States Senior Notes 7.50% due 04/08/33		740,000	930,550
United Mexican States Bonds 8.00% due 06/11/20	MXN	4,000,000	373,525
United Mexican States Senior Bonds 8.30% due 08/15/31		210,000	286,650

United Mexican States Bonds 8.50% due 05/31/29	MXN	4,000,000	378,505
United Mexican States Bonds 10.00% due 12/05/24	MXN	3,500,000	378,950

			76,673,230

Sovereign Agency - 0.2%
European Union Senior Notes 3.25% due 04/04/18	EUR	151,000	219,181
Financing of Infrastrucural Projects State Enterprise Govt. Guar. Bonds 7.40% due 04/20/18		860,000	851,400

			1,070,581

Total Foreign Government Agencies
(cost $74,399,855)			77,743,811

U.S. GOVERNMENT AGENCIES - 12.9%
Federal Home Loan Mtg. Corp. - 3.8%

4.50% due 02/01/20		178,271	190,040
4.50% due 08/01/20		69,018	73,575
4.50% due 03/01/23		444,199	472,554
4.50% due 01/01/39		286,876	298,536
4.50% due 06/01/40		1,276,154	1,328,820
5.00% due 09/01/18		225,314	243,245
5.00% due 07/01/20		151,307	163,349
5.00% due 05/01/34		355,090	380,730
5.00% due 02/01/35		41,728	44,649
5.00% due 07/01/35		158,036	168,904
5.00% due 11/01/35		438,440	468,592
5.00% due 03/01/38		351,640	374,613
5.00% due 09/01/38		1,077,978	1,148,067
5.00% due 03/01/39		1,106,405	1,179,094
5.00% due 08/01/39		3,090,435	3,293,669
5.50% due 06/01/22		242,412	262,645
5.50% due 07/01/35		142,513	154,980
5.50% due 05/01/37		320,747	348,054
5.50% due 06/01/37		12,278	13,324
5.50% due 10/01/37		1,656,111	1,797,107
5.50% due 12/01/37		212,531	230,625
5.50% due 01/01/38		275,228	298,875
5.50% due 02/01/38		305,772	331,804
5.50% due 07/01/38		923,980	1,001,634
6.00% due 01/01/30		14,806	16,444
6.00% due 02/01/32		26,515	29,447
6.00% due 05/01/37		10,601	11,671
6.00% due 10/01/37		175,504	193,216
6.00% due 10/01/39		1,618,393	1,780,706
6.50% due 07/01/29		2,227	2,524
6.50% due 12/01/35		446	504
6.50% due 02/01/36		72,730	82,168
6.50% due 11/01/37		208,721	235,349
7.00% due 06/01/29		7,927	9,154
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40		988,990	1,079,887
Series 2626, Class SP FRS 6.45% due 02/15/18		10,357,589	852,027

			18,560,582

Federal National Mtg. Assoc. - 8.3%

4.00% due 06/01/39		855,026	864,795
4.00% due 09/01/40		2,818,714	2,842,112
4.50% due 06/01/19		144,196	154,234
4.50% due 01/01/39		171,209	178,297
4.50% due 12/01/39		2,739,755	2,861,733
4.50% due 04/01/40		4,368,963	4,553,918
4.50% due 07/01/40		985,179	1,026,578
4.50% due 08/01/40		923,297	960,364
5.00% due 03/15/16		163,000	187,133
5.00% due 01/01/23		348,742	374,207
5.00% due 04/01/23		293,619	315,060
5.00% due 04/01/35		1,927,351	2,062,548
5.00% due 01/01/37		62,015	66,133
5.00% due 03/01/37		98,412	105,253
5.00% due 05/01/37		17,321	18,471
5.00% due 06/01/37		294,928	314,510
5.00% due 07/01/37		370,673	395,284
5.00% due 09/01/39		2,248,757	2,408,256
5.00% due 05/01/40		947,178	1,010,067
5.50% due 03/01/18		8,894	9,664
5.50% due 11/01/22		106,288	115,336
5.50% due 01/01/29		31,894	34,930
5.50% due 05/01/29		11,174	12,224
5.50% due 06/01/34		154,961	168,746
5.50% due 08/01/34		739,626	805,419
5.50% due 03/01/35		1,074,379	1,169,951
5.50% due 09/01/36		953,718	1,037,066
5.50% due 11/01/36		24,798	26,964
5.50% due 04/01/37		189,647	205,983
5.50% due 08/01/37		4,590,327	4,989,816
5.50% due 03/01/38		290,245	314,975
6.00% due 02/01/32		47,570	52,849
6.00% due 10/01/34		1,818	2,016
6.00% due 10/01/35		385,085	425,658
6.00% due 07/01/37		99,684	109,813
6.00% due 08/01/37		317,823	350,118
6.00% due 10/01/37		338,135	373,338
6.00% due 11/01/38		2,433,517	2,680,790
6.00% due 12/01/38		3,225,647	3,552,402
6.50% due 12/01/31		35,159	39,914
6.50% due 02/01/35		69,386	78,531
6.50% due 07/01/36		118,977	134,528
6.50% due 11/01/37		398,388	450,272
6.50% due 10/01/38		1,806,575	2,042,418
8.50% due 08/01/31		2,360	2,785
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41		995,342	1,068,496

			40,953,955

Government National Mtg. Assoc. - 0.8%

5.50% due 08/15/39	1,603,752	1,768,616
6.00% due 08/15/39	2,116,910	2,366,469

		4,135,085

Sovereign Agency - 0.0%

Tennessee Valley Authority Senior Notes 3.88% due 02/15/21	150,000	155,965

Total U.S. Government Agencies
(cost $61,943,742)		63,805,587

U.S. GOVERNMENT TREASURIES - 2.8%
United States Treasury Bonds - 1.1%

2.13% due 02/15/40 TIPS(16)	496,118	533,482
4.25% due 11/15/40	543,000	545,376
4.38% due 02/15/38	204,000	210,853
4.38% due 11/15/39	190,000	195,314
4.50% due 05/15/38	503,000	530,036
4.50% due 08/15/39	1,112,000	1,167,600
4.63% due 02/15/40	161,000	172,396
4.75% due 02/15/41	795,000	867,916
5.25% due 11/15/28	1,127,000	1,328,803
8.13% due 08/15/19	117,000	165,080

		5,716,856

United States Treasury Notes - 1.7%

2.00% due 04/30/16	1,851,000	1,881,505
2.25% due 05/31/14	193,000	201,368
2.63% due 02/29/16	1,000,000	1,048,438
2.75% due 02/28/13	105,000	109,376
2.75% due 02/15/19	860,000	872,699
3.25% due 05/31/16	350,000	376,660
3.38% due 07/31/13	449,000	476,957
3.38% due 11/15/19	246,000	258,069
3.50% due 02/15/18	234,000	252,281
3.63% due 08/15/19	52,000	55,742
3.63% due 02/15/21	1,798,000	1,890,851
3.88% due 05/15/18	57,000	62,754
4.50% due 11/15/15	536,000	607,480
4.63% due 11/15/16	130,000	149,013

		8,243,193

Total U.S. Government Treasuries
(cost $13,799,989)		13,960,049

MUNICIPAL BONDS & NOTES - 0.0%

Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30
(cost $65,000)	65,000	68,060

COMMON STOCK - 0.1%
Banks-Commercial - 0.1%

Lloyds Banking Group PLC†(10)	219,033	187,839

Food-Misc. - 0.0%

Wornick Co.†(3)(4)(9)	1,722	102,855

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc. †(3)(4)(9)	1,280	16,864

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc. †(3)(4)(9)	5,372	134

Retail-Music Store - 0.0%

MTS, Inc.†(3)(4)(9)	3,863	0

Total Common Stock
(cost $388,884)		307,692

PREFERRED STOCK - 1.0%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	5,396	307,235

Banks-Super Regional - 0.1%

US Bancorp FRS 3.50%	433	369,782
Wachovia Capital Trust IX 6.38%	4,350	108,837

		478,619

Diversified Banking Institutions - 0.6%

Ally Financial, Inc. 7.00%*	1,989	1,921,312
Goldman Sachs Group, Inc. 6.13%	39,600	980,496
HSBC Holdings PLC 8.00%	7,200	196,200

		3,098,008

Diversified Financial Services - 0.0%

General Electric Capital Corp. 5.50%(8)	6,436	165,341

Electric-Integrated - 0.0%

Southern California Edison Co. FRS 5.87%	1,920	193,344

Finance-Investment Banker/Broker - 0.1%

JP Morgan Chase Capital XXIX 6.70%	13,680	354,585

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS 8.38%†	5,100	16,116

Real Estate Investment Trusts - 0.1%

Vornado Realty Trust 6.88%†	8,320	208,832

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	9,200	207,000

Total Preferred Stock
(cost $4,701,406)		5,029,080

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc. Expires 02/19/14†(3)(4)	3,043	0

Television - 0.0%

Ion Media Networks, Inc. Expires 03/18/15†(3)(4)	157	20,410
Ion Media Networks, Inc. Expires 12/18/16†(3)(4)	157	28,260

		48,670

Total Warrants
(cost $3,151)		48,670

Total Long-Term Investment Securities
(cost $464,558,204)		479,426,066

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Time Deposits - 3.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11 (cost $15,495,000)	15,495,000	15,495,000

TOTAL INVESTMENTS
(cost $480,053,204)(17)	99.9%	494,921,066
Other assets less liabilities	0.1	269,039

NET ASSETS	100.0%	$495,190,105

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $132,654,036 representing 26.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $491,078 representing 0.1% of net assets.
(5)	Perpetual maturity-maturity date reflects the next call date.
(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems
International, Inc.
Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$134	$0.02	0.00%

MTS, Inc.
Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming
Holdings, Inc.
Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	16,864	13.18	0.00

Wornick Co.
Common Stock	08/08/08	1,722	225,265	102,855	59.73	0.02

				$119,853		0.02%

(10)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $187,839 representing 0.01% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(11)	Bond in default.
(12)	Bond in default and did not pay principal at maturity.
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Company has filed Chapter 7 bankruptcy protection.
(15)	Company has filed bankruptcy in country of issuance.
(16)	Principal amount of security is adjusted for inflation.
(17)	See Note 5 for cost of investments on a tax basis.

FDIC- Federal Deposit Insurance Corporation

REMIC- Real Estate Mortgage Investment Conduit

TIPS- Treasury Inflation Protected Securities

FRS- Floating Rate Security

VRS- Variable Rate Security

The rates shown on FRS and VRS securities are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro Dollar

HUF - Hungarian Forint

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norweigian Krone

PHP - Phillipines Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

TRY - Turkish Lira

ZAR - South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$36,469,893		$—	$36,469,893
U.S. Corporate Bonds & Notes	—	226,136,110		2,431,416	228,567,526
Foreign Corporate Bonds & Notes	—	53,425,698		0	53,425,698
Foreign Government Agencies	—	77,743,811		—	77,743,811
U.S. Government Agencies	—	63,805,587		—	63,805,587
U.S. Government Treasuries	—	13,960,049		—	13,960,049
Municipal Bonds & Notes	—	68,060		—	68,060
Common Stock	—	187,839	#	119,853	307,692
Preferred Stock	5,029,080	—		—	5,029,080
Warrants	—	—		48,670	48,670
Short-Term Investment Securities:
Time Deposits	—	15,495,000		—	15,495,000

Total	$5,029,080	$487,292,047		$2,599,939	$494,921,066

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $187,839 representing 0.1% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2010	$121,800	$3,766,446	$33,000	$302,460	$0
Accrued discounts/premiums	—	36,575	—	—	—
Realized gain(loss)	—	(555,913)	38,000	11,386	(18,990)
Change in unrealized appreciation(depreciation)(1)	18,200	792,818	(33,000)	(23,682)	67,660
Net purchases(sales)	(140,000)	(2,526,237)	(38,000)	(170,311)	(0)
Transfers in and/or out of Level 3(2)	—	917,727	—	—	—

Balance as of 05/31/2011	$—	$2,431,416	$0	$119,853	$48,670

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at May 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$(14,134)	$—	$(4,206)	$48,670

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will generally be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a - 7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of May 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables present the value of derivatives held as of May 31, 2011, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of May 31, 2011, please refer to the Portfolio of Investments.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$70,060	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,281,148.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $156,779 as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$208,600	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $15,356,273.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $499,454 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended May 31, 2011, none of Funds used forward foreign currency contracts and as of May 31, 2011, none of the Funds had open forward foreign currency contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, currency rates, or to manage duration and yield curve positioning, or to enhance income or total return. During the period ended May 31, 2011, Small Cap Value Fund and Socially Responsible Fund used futures contracts to increase exposure to equity markets. As of May 31, 2011, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges, that minimize counterparty credit risks, or they may be unlisted, or traded over-the-counter.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Structured Securities. Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of May 31, 2011, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 3 — Repurchase Agreements

As of May 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	2.08%	$6,517,000
Socially Responsible	5.27%	16,520,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated May 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $313,497,000, a repurchase price of $313,497,087, and maturity date of June 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.13%	04/30/17	$51,440,000	$54,662,407
U.S. Treasury Notes	1.75	05/31/16	265,085,000	265,105,677
As of May 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	16.79%	$33,570,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 31, 2011, bearing interest at a rate of 0.09% per annum, with a principal amount of $200,000,000, a repurchase price of 200,000,500 and maturity date of June 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	$100,000,000	$132,250,000
U.S. Treasury Inflation Index Notes	1.63	01/15/15	56,000,000	71,750,897

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended May 31, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$3,823,203	$368,702
Conservative Growth Lifestyle	Various VC I and VC II Funds*	3,311,581	124,864
Moderate Growth Lifestyle	Various VC I and VC II Funds*	6,430,341	438,621

Fund	Security	Market Value at 08/31/10	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/11
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$122,557,707	$85,894,990	$55,051,000	$9,793,798	$18,935,145	$182,130,640
Conservative Growth Lifestyle	Various VC I and VC II Funds*	82,443,160	64,112,237	42,780,029	6,477,753	4,799,975	115,053,096
Moderate Growth Lifestyle	Various VC I and VC II Funds*	192,742,951	130,421,246	78,499,498	14,760,317	22,332,869	281,757,885

*See Schedule of Investments for details.

Note 5 — Federal Income Taxes

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2011

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$178,595,788	$30,292,189	$(26,757,337)	$3,534,852
Capital Appreciation	40,938,312	10,103,167	(1,021,360)	9,081,807
Conservative Growth Lifestyle	106,025,961	12,100,546	(3,073,411)	9,027,135
Core Bond	373,767,992	11,294,138	(2,745,476)	8,548,662
High Yield Bond	275,049,381	21,670,764	(12,701,520)	8,969,244
International Small Cap Equity	561,859,204	118,890,136	(23,548,159)	95,341,977
Large Cap Value	155,770,512	27,770,307	(7,794,522)	19,975,785
Mid Cap Growth	163,086,368	28,374,404	(1,834,317)	26,540,087
Mid Cap Value	556,254,657	92,375,543	(17,429,277)	74,946,266
Moderate Growth Lifestyle	255,462,432	42,610,366	(16,314,913)	26,295,453
Money Market	199,109,505	—	—	—
Small Cap Growth	78,811,509	20,553,123	(2,628,946)	17,924,177
Small Cap Value	426,681,152	98,277,653	(19,248,106)	79,029,547
Socially Responsible	722,659,011	135,808,569	(46,574,771)	89,233,798
Strategic Bond	481,842,803	20,465,342	(7,387,079)	13,078,263

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 29, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 29, 2011